UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

                Investment Company Act file number 811-04986

Franklin Investors Securities Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/15

Item 1. Schedule of Investments.

Franklin Investors Securities Trust

Statement of Investments, January 31, 2015 (unaudited)

Franklin Adjustable U.S. Government Securities Fund	Principal Amount	Value
Mortgage-Backed Securities 94.0%
[a]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 22.0%
FHLMC, 1.845%, 9/01/35	$18,377,789	$19,257,130
FHLMC, 1.904%, 4/01/36	10,760,384	11,318,712
FHLMC, 2.03%, 4/01/35	14,647,904	15,438,151
FHLMC, 2.068%, 1/01/36	9,580,809	10,100,913
FHLMC, 2.166%, 9/01/36	9,437,749	10,074,188
FHLMC, 0.78% - 2.185%, 11/01/16 - 4/01/42	19,166,064	20,184,955
FHLMC, 2.185% - 2.266%, 1/01/18 - 7/01/38	18,211,494	19,418,333
FHLMC, 2.266% - 2.293%, 10/01/18 - 9/01/37	18,708,735	20,003,005
FHLMC, 2.309%, 11/01/37	11,337,995	12,173,481
FHLMC, 2.31%, 9/01/37	23,028,515	24,597,987
FHLMC, 2.293% - 2.312%, 4/01/25 - 4/01/40	17,142,968	18,314,890
FHLMC, 2.327%, 12/01/35	10,539,121	11,255,463
FHLMC, 2.313% - 2.337%, 9/01/24 - 3/01/39	14,431,411	15,401,107
FHLMC, 2.337% - 2.35%, 10/01/25 - 6/01/41	14,516,519	15,549,112
FHLMC, 2.351% - 2.363%, 1/01/19 - 11/01/41	18,423,340	19,738,643
FHLMC, 2.371%, 11/01/36	9,895,514	10,584,179
FHLMC, 2.373%, 9/01/38	10,188,709	10,899,631
FHLMC, 2.363% - 2.39%, 5/01/18 - 10/01/41	15,969,032	17,052,119
FHLMC, 2.391% - 2.425%, 11/01/17 - 5/01/42	18,162,953	19,422,350
FHLMC, 2.427% - 2.465%, 3/01/19 - 9/01/37	16,606,246	17,789,339
FHLMC, 2.469%, 9/01/37	14,812,536	15,845,722
FHLMC, 2.513%, 6/01/37	19,619,796	21,059,489
FHLMC, 2.521%, 1/01/37	9,453,556	10,191,522
FHLMC, 2.467% - 2.673%, 11/01/18 - 7/01/41	18,305,442	19,522,283
FHLMC, 3.102%, 7/01/38	21,743,811	23,110,641
FHLMC, 3.371%, 11/01/40	15,648,283	16,588,832
FHLMC, 2.673% - 4.162%, 3/01/17 - 7/01/41	19,079,110	20,388,036
FHLMC, 4.18% - 6.635%, 9/01/21 - 7/01/40	4,399,004	4,630,895
		449,911,108
[a]Federal National Mortgage Association (FNMA) Adjustable Rate 71.2%
FNMA, 0.848% - 1.65%, 6/01/15 - 11/01/44	19,116,181	19,855,724
FNMA, 1.655% - 1.79%, 10/01/18 - 6/01/37	19,388,878	20,371,140
FNMA, 1.79% - 1.841%, 12/01/15 - 2/01/39	19,413,381	20,385,523
FNMA, 1.848%, 1/01/35	14,091,501	15,056,951
FNMA, 1.885%, 1/01/36	8,400,163	8,897,480
FNMA, 1.891%, 12/01/34	20,057,865	21,331,472
FNMA, 1.842% - 1.895%, 1/01/16 - 7/01/37	18,974,439	20,035,208
FNMA, 1.895% - 1.910%, 3/01/19 - 1/01/37	17,552,840	18,565,828
FNMA, 1.910% - 1.921%, 11/01/16 - 8/01/37	18,746,024	19,821,947
FNMA, 1.922%, 3/01/35	10,686,783	11,422,419
FNMA, 1.925%, 5/01/35	9,523,864	10,123,440
FNMA, 1.922% - 1.937%, 2/01/17 - 11/01/40	14,336,269	15,155,889
FNMA, 1.937% - 1.951%, 4/01/18 - 8/01/37	14,645,913	15,536,253
FNMA, 1.953% - 1.972%, 10/01/15 - 12/01/43	16,085,798	17,067,307
FNMA, 1.973% - 1.982%, 11/01/24 - 10/01/37	17,412,968	18,544,143
FNMA, 1.999%, 2/01/36	19,272,839	20,393,337
FNMA, 1.982% - 2.012%, 11/01/17 - 5/01/38	14,649,985	15,535,353
FNMA, 2.013% - 2.02%, 12/01/17 - 3/01/37	15,985,113	16,869,423
FNMA, 2.02% - 2.03%, 3/01/18 - 9/01/43	13,356,270	14,070,156
FNMA, 2.031% - 2.058%, 7/01/17 - 3/01/43	19,212,153	20,264,679
FNMA, 2.076%, 5/01/39	16,673,736	17,559,662
FNMA, 2.077%, 1/01/36	15,756,906	16,804,928
FNMA, 2.059% - 2.091%, 5/01/19 - 4/01/38	18,872,838	20,004,614
FNMA, 2.092% - 2.107%, 12/01/17 - 10/01/37	14,125,490	15,068,850
FNMA, 2.11%, 8/01/39	14,245,856	15,110,827
FNMA, 2.107% - 2.12%, 4/01/18 - 8/01/37	19,081,466	20,301,760
FNMA, 2.125%, 11/01/34	10,885,113	11,634,763
FNMA, 2.12% - 2.131%, 10/01/16 - 5/01/38	17,975,154	19,127,746
FNMA, 2.131% - 2.145%, 2/01/31 - 7/01/36	15,795,116	16,837,581

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Investors Securities Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)
FNMA, 2.145% - 2.156%, 1/01/19 - 9/01/37	19,048,633	20,355,567
FNMA, 2.158%, 2/01/36	11,878,215	12,635,464
FNMA, 2.156% - 2.171%, 2/01/16 - 7/01/42	17,541,367	18,663,125
FNMA, 2.178%, 2/01/36	11,394,605	12,132,239
FNMA, 2.171% - 2.183%, 11/01/19 - 11/01/39	18,162,231	19,367,939
FNMA, 2.183% - 2.188%, 8/01/22 - 3/01/39	15,584,866	16,664,253
FNMA, 2.188% - 2.197%, 9/01/23 - 8/01/39	18,883,885	20,160,216
FNMA, 2.205%, 1/01/38	19,891,750	21,283,295
FNMA, 2.197% - 2.206%, 7/01/17 - 12/01/39	18,843,358	20,069,627
FNMA, 2.206% - 2.22%, 1/01/19 - 3/01/41	19,110,949	20,363,119
FNMA, 2.22% - 2.23%, 4/01/19 - 12/01/38	18,640,812	19,883,610
FNMA, 2.241%, 1/01/39	11,038,689	11,752,547
FNMA, 2.23% - 2.244%, 11/01/20 - 9/01/37	18,756,176	20,017,887
FNMA, 2.247%, 3/01/35	16,956,312	18,141,014
FNMA, 2.247%, 1/01/38	11,421,934	12,315,330
FNMA, 2.245% - 2.252%, 4/01/19 - 5/01/48	19,069,132	20,257,160
FNMA, 2.26%, 11/01/34	10,768,527	11,526,767
FNMA, 2.252% - 2.268%, 9/01/17 - 2/01/39	15,206,837	16,254,775
FNMA, 2.27%, 9/01/36	12,119,883	12,968,219
FNMA, 2.268% - 2.273%, 6/01/27 - 9/01/39	18,951,638	20,289,194
FNMA, 2.273% - 2.284%, 4/01/19 - 1/01/38	16,322,225	17,445,160
FNMA, 2.292%, 12/01/36	14,693,924	15,699,114
FNMA, 2.284% - 2.293%, 7/01/19 - 9/01/39	16,415,246	17,508,855
FNMA, 2.294% - 2.298%, 12/01/22 - 9/01/39	14,410,608	15,428,957
FNMA, 2.299%, 1/01/38	13,282,861	14,102,260
FNMA, 2.299%, 3/01/38	9,675,980	10,366,514
FNMA, 2.298% - 2.301%, 4/01/19 - 1/01/42	18,053,841	19,307,600
FNMA, 2.301% - 2.31%, 6/01/20 - 3/01/38	16,616,693	17,742,409
FNMA, 2.31% - 2.313%, 1/01/26 - 9/01/37	11,938,814	12,789,984
FNMA, 2.313% - 2.319%, 7/01/22 - 11/01/38	16,221,429	17,354,362
FNMA, 2.321%, 10/01/35	8,594,766	9,181,776
FNMA, 2.319% - 2.323%, 5/01/31 - 5/01/38	19,082,681	20,331,601
FNMA, 2.324% - 2.335%, 10/01/18 - 11/01/42	18,405,452	19,592,660
FNMA, 2.342%, 9/01/35	9,097,457	9,788,328
FNMA, 2.345%, 11/01/37	18,452,071	19,712,940
FNMA, 2.346%, 5/01/38	8,320,936	8,928,919
FNMA, 2.335% - 2.35%, 2/01/18 - 5/01/38	19,042,048	20,322,376
FNMA, 2.35% - 2.357%, 1/01/21 - 5/01/38	15,980,950	17,156,007
FNMA, 2.357%, 1/01/37	12,112,303	12,957,999
FNMA, 2.36%, 2/01/37	10,818,652	11,629,355
FNMA, 2.357% - 2.37%, 7/01/18 - 5/01/45	17,994,210	19,162,657
FNMA, 2.371% - 2.385%, 12/01/18 - 8/01/39	18,815,851	20,107,871
FNMA, 2.385% - 2.399%, 1/01/19 - 5/01/48	19,016,944	20,223,396
FNMA, 2.406%, 1/01/36	10,070,700	10,829,501
FNMA, 2.415%, 6/01/35	8,628,597	9,309,731
FNMA, 2.399% - 2.423%, 10/01/17 - 9/01/39	19,025,176	20,254,350
FNMA, 2.435%, 3/01/35	8,693,418	9,356,756
FNMA, 2.423% - 2.44%, 1/01/18 - 7/01/38	18,946,672	20,237,213
FNMA, 2.445%, 1/01/36	10,172,521	10,949,028
FNMA, 2.445%, 7/01/46	13,940,611	14,993,223
FNMA, 2.44% - 2.466%, 7/01/17 - 3/01/47	18,590,328	19,910,139
FNMA, 2.467% - 2.495%, 10/01/18 - 1/01/45	19,093,441	20,388,524
FNMA, 2.497% - 2.625%, 5/01/16 - 1/01/42	19,328,946	20,351,725
FNMA, 2.625% - 2.885%, 11/01/16 - 10/01/41	19,236,335	20,214,889
FNMA, 3.217%, 3/01/41	17,653,975	18,882,697
FNMA, 2.885% - 3.383%, 3/01/16 - 11/01/46	19,229,358	20,379,115
FNMA, 3.56%, 5/01/40	10,920,390	11,725,256
FNMA, 3.386% - 6.387%, 11/01/15 - 3/01/50	18,982,976	20,141,561
FNMA, 6.989% - 8.125%, 2/01/15 - 3/01/50	309,282	318,532
		1,451,939,090
[a]Government National Mortgage Association (GNMA) Adjustable Rate
0.8%
GNMA, 1.625% - 3.00%, 3/20/16 - 5/20/36	14,945,073	15,561,419

Total Mortgage-Backed Securities (Cost $1,880,576,817)		1,917,411,617

Franklin Investors Securities Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)
U.S. Government and Agency Securities 2.9%
U.S. Treasury Note,
1.25%, 10/31/15	6,000,000	6,048,282
1.375%, 11/30/15	30,000,000	30,300,000
4.125%, 5/15/15	15,000,000	15,173,145
4.25%, 8/15/15	8,000,000	8,177,968
Total U.S. Government and Agency Securities (Cost $59,606,925)		59,699,395
Total Investments before Short Term Investments (Cost $1,940,183,742)		1,977,111,012
	Shares

Short Term Investments (Cost $59,391,860) 2.9%
Money Market Funds 2.9%
[b,c]Institutional Fiduciary Trust Money Market Portfolio	59,391,860	59,391,860
Total Investments (Cost $1,999,575,602) 99.8%		2,036,502,872
Other Assets, less Liabilities 0.2%		3,466,485
Net Assets 100.0%		$2,039,969,357

a The coupon rate shown represents the rate at period end.
b Non-income producing.
c Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

Franklin Investors Securities Trust

Statement of Investments, January 31, 2015 (unaudited)
Franklin Balanced Fund	Country	Shares	Value
Common Stocks 49.9%
Consumer Discretionary 5.7%
Comcast Corp., A	United States	500,000	$26,572,500
Ford Motor Co.	United States	1,500,000	22,065,000
General Motors Co.	United States	750,000	24,465,000
Lowe's Cos. Inc.	United States	398,000	26,968,480
Starwood Hotels & Resorts Worldwide Inc.	United States	250,000	17,992,500
Target Corp.	United States	550,000	40,485,500
			158,548,980
Consumer Staples 2.1%
PepsiCo Inc.	United States	265,000	24,851,700
The Procter & Gamble Co.	United States	140,000	11,800,600
Walgreens Boots Alliance Inc.	United States	300,000	22,125,000
			58,777,300
Energy 4.7%
Anadarko Petroleum Corp.	United States	250,000	20,437,500
BP PLC, ADR	United Kingdom	400,000	15,532,000
Chevron Corp.	United States	250,000	25,632,500
Halliburton Co.	United States	600,000	23,994,000
Royal Dutch Shell PLC, A, ADR	United Kingdom	200,000	12,290,000
Schlumberger Ltd.	United States	400,000	32,956,000
			130,842,000
Financials 2.1%
JPMorgan Chase & Co.	United States	300,000	16,314,000
MetLife Inc.	United States	557,270	25,913,055
Wells Fargo & Co.	United States	300,000	15,576,000
			57,803,055
Health Care 4.8%
Amgen Inc.	United States	175,000	26,645,500
Eli Lilly & Co.	United States	425,000	30,600,000
Johnson & Johnson	United States	250,000	25,035,000
Pfizer Inc.	United States	700,000	21,875,000
Sanofi, ADR	France	600,000	27,654,000
			131,809,500
Industrials 7.7%
The Boeing Co.	United States	210,000	30,527,700
Caterpillar Inc.	United States	300,000	23,991,000
General Electric Co.	United States	1,400,000	33,446,000
Lockheed Martin Corp.	United States	75,000	14,127,750
Northrop Grumman Corp.	United States	125,000	19,618,750
Raytheon Co.	United States	250,000	25,012,500
Republic Services Inc.	United States	700,000	27,776,000
United Parcel Service Inc., B	United States	250,000	24,710,000
Waste Management Inc.	United States	300,000	15,429,000
			214,638,700
Information Technology 8.1%
Analog Devices Inc.	United States	450,000	23,447,250
[a]Apple Inc.	United States	385,238	45,134,484
Cisco Systems Inc.	United States	1,000,000	26,365,000
Intel Corp.	United States	600,000	19,824,000
Maxim Integrated Products Inc.	United States	650,000	21,508,500
Microsoft Corp.	United States	300,000	12,120,000
QUALCOMM Inc.	United States	400,000	24,984,000
Texas Instruments Inc.	United States	500,000	26,725,000
Xilinx Inc.	United States	600,000	23,145,000
			223,253,234
Materials 7.0%
Agrium Inc.	Canada	250,000	26,662,500
Alcoa Inc.	United States	700,000	10,955,000
BHP Billiton Ltd., ADR	Australia	300,000	13,899,000

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Investors Securities Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)
The Dow Chemical Co.	United States	600,000	27,096,000
E. I. du Pont de Nemours and Co.	United States	375,000	26,703,750
Freeport-McMoRan Inc., B	United States	800,000	13,448,000
The Mosaic Co.	United States	568,742	27,692,048
Potash Corp. of Saskatchewan Inc.	Canada	450,000	16,443,000
Praxair Inc.	United States	100,000	12,059,000
Rio Tinto PLC, ADR	United Kingdom	400,000	17,652,000
			192,610,298
Telecommunication Services 2.2%
AT&T Inc.	United States	800,000	26,336,000
Verizon Communications Inc.	United States	750,000	34,282,500
			60,618,500
Utilities 5.5%
Duke Energy Corp.	United States	400,000	34,856,000
Exelon Corp.	United States	500,000	18,020,000
NextEra Energy Inc.	United States	100,000	10,924,000
PG&E Corp.	United States	500,000	29,405,000
The Southern Co.	United States	600,000	30,432,000
Xcel Energy Inc.	United States	800,000	30,024,000
			153,661,000
Total Common Stocks (Cost $1,235,789,377)			1,382,562,567
Equity-Linked Securities 5.1%
Consumer Staples 0.6%
[b]Wells Fargo & Co. into Whole Foods Market Inc., 7.00%, 144A	United States	400,000	17,561,080
Financials 0.4%
[b]The Goldman Sachs Group Inc. into Citigroup Inc., 5.00%, 144A	United States	212,000	9,992,048
Information Technology 2.8%
[b]Credit Suisse AG into Cisco Systems Inc., 6.00%, 144A	United States	543,000	14,398,351
[b]Credit Suisse New York into Freescale Semiconductor Ltd., 7.00%, 144A	United States	771,000	19,479,007
[b]Credit Suisse New York into Intel Corp., 6.00%, 144A	United States	800,000	23,476,320
[b]Credit Suisse New York into Yahoo! Inc., 7.00%, 144A	United States	492,000	20,589,757
			77,943,435
Materials 1.3%
[b]Credit Suisse New York into LyondellBasell Industries NV, 6.00%, 144A	United States	272,000	21,679,107
[b]Morgan Stanley into Rio Tinto PLC, 7.50%, 144A	United Kingdom	260,000	11,905,868
[b]Wells Fargo & Co. into Freeport-McMoRan Inc., 7.50%, 144A	United States	192,000	3,402,662
			36,987,637
Total Equity-Linked Securities (Cost $146,641,980)			142,484,200
Convertible Preferred Stocks 4.3%
Energy 0.9%
[b]Chesapeake Energy Corp., 5.75%, cvt. pfd., 144A	United States	11,000	11,185,625
[b]Penn Virginia Corp., 6.00%, cvt. pfd., 144A	United States	75,000	4,415,625
Rex Energy Corp., 6.00%, cvt. pfd., A	United States	115,000	4,988,700
Sanchez Energy Corp., 4.875%, cvt. pfd.	United States	60,000	1,953,750
Sanchez Energy Corp., 6.50%, cvt. pfd., B	United States	90,000	3,435,300
			25,979,000
Financials 1.1%
Bank of America Corp., 7.25%, cvt. pfd., L	United States	12,901	15,210,279
Wells Fargo & Co., 7.50%, cvt. pfd., A	United States	12,500	15,537,500
			30,747,779
Industrials 0.2%
United Technologies Corp., 7.50%, cvt. pfd.	United States	93,800	5,622,372
Utilities 2.1%
Dominion Resources Inc., 6.125%, cvt. pfd., A	United States	350,000	21,087,500
Dominion Resources Inc., 6.375%, cvt. pfd., A	United States	238,900	12,355,908
Exelon Corp., 6.50%, cvt. pfd.	United States	100,000	5,236,000
NextEra Energy Inc., 5.599%, cvt. pfd.	United States	100,000	7,155,500

Franklin Investors Securities Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)

NextEra Energy Inc., 5.799%, cvt. pfd.	United States	200,000	11,640,000
			57,474,908
Total Convertible Preferred Stocks (Cost $120,782,124)			119,824,059
Preferred Stocks 0.6%
Financials 0.6%
Ally Financial Inc., 8.50%, pfd., A	United States	120,300	3,173,514
Citigroup Capital XIII, 8.75%, pfd.	United States	37,000	978,650
Morgan Stanley, 6.375%, pfd., I	United States	310,000	8,032,100
U.S. Bancorp, 6.00%, pfd., G	United States	180,000	4,888,800
Total Preferred Stocks (Cost $15,605,532)			17,073,064
		Principal Amount*
Corporate Bonds 29.8%
Consumer Discretionary 3.1%
CCO Holdings LLC/CCO Holdings Capital Corp., senior bond, 5.75%, 1/15/24	United States	10,000,000	10,150,000
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., senior bond, 3.95%, 1/15/25	United States	11,700,000	12,328,536
[b]DISH DBS Corp., senior note, 144A, 5.875%, 11/15/24	United States	5,500,000	5,541,250
Dollar General Corp., senior bond, 3.25%, 4/15/23	United States	15,000,000	14,649,600
Ford Motor Credit Co. LLC, senior note, 3.00%, 6/12/17	United States	6,000,000	6,186,336
MGM Resorts International, senior note, 6.00%, 3/15/23	United States	15,000,000	15,187,500
[b]S.A.C.I. Falabella, senior note, 144A, 3.75%, 4/30/23	Chile	7,000,000	6,955,956
[b]Tiffany & Co., senior bond, 144A, 4.90%, 10/01/44	United States	7,000,000	7,707,315
Trinity Acquisition PLC, senior note, 4.625%, 8/15/23	United Kingdom	7,000,000	7,515,270
			86,221,763
Consumer Staples 2.4%
[b]Cencosud SA, senior note, 144A, 4.875%, 1/20/23	Chile	7,000,000	6,994,155
Kraft Foods Group Inc., senior bond, 3.50%, 6/06/22	United States	10,000,000	10,514,900
Lorillard Tobacco Co., senior note, 2.30%, 8/21/17	United States	10,000,000	10,129,220
Mondelez International Inc., senior bond, 4.00%, 2/01/24	United States	15,000,000	16,337,895
Sysco Corp., senior bond, 4.35%, 10/02/34	United States	10,000,000	10,930,720
Tyson Foods Inc., senior bond, 3.95%, 8/15/24	United States	12,100,000	13,044,841
			67,951,731
Energy 4.8%
[b]California Resources Corp., senior bond, 144A, 6.00%, 11/15/24	United States	10,000,000	8,250,000
Chesapeake Energy Corp., senior note, 5.375%, 6/15/21	United States	7,500,000	7,593,750
Ecopetrol SA, senior bond, 4.125%, 1/16/25	Colombia	15,000,000	14,151,375
El Paso Pipeline Partners Operating Co. LLC, senior note, 4.30%, 5/01/24	United States	12,900,000	13,321,753
[b]Enable Midstream Partners LP, senior note, 144A, 3.90%, 5/15/24	United States	9,700,000	9,543,015
Energy Transfer Partners LP, senior bond, 3.60%, 2/01/23	United States	25,000,000	25,083,175
EOG Resources Inc., senior bond, 2.625%, 3/15/23	United States	5,500,000	5,493,570
Linn Energy LLC/Finance Corp., senior note, 6.50%, 5/15/19	United States	11,500,000	8,998,750
Oceaneering International Inc., senior note, 4.65%, 11/15/24	United States	9,400,000	9,551,293
[b]Petrofac Ltd., senior note, 144A, 3.40%, 10/10/18	United Kingdom	2,000,000	1,973,190
Phillips 66, senior note, 1.95%, 3/05/15	United States	7,500,000	7,510,800
Sabine Pass Liquefaction LLC, senior secured note, first lien, 5.75%, 5/15/24	United States	13,200,000	13,348,500
Weatherford International Ltd., senior bond, 5.95%, 4/15/42	United States	4,000,000	2,962,528
The Williams Cos. Inc., senior bond, 3.70%, 1/15/23	United States	5,000,000	4,514,925
			132,296,624
Financials 10.8%
[c]Bank of America Corp., junior sub. bond, M, 8.125% to 5/15/18, FRN thereafter,
Perpetual	United States	10,000,000	10,793,750
Capital One Bank USA NA,
senior note, 2.30%, 6/05/19	United States	14,000,000	14,141,694
sub. bond, 3.375%, 2/15/23	United States	5,000,000	5,103,880
Citigroup Inc.,
[c] junior sub. bond, 5.35% to 5/15/23, FRN thereafter, Perpetual	United States	5,000,000	4,770,000
[c] junior sub. bond, M, 6.30% to 5/15/24, FRN thereafter, Perpetual	United States	10,000,000	10,084,370
sub. bond, 5.50%, 9/13/25	United States	10,000,000	11,359,290
Deutsche Bank AG, sub. bond, 4.296% to 5/24/23, FRN thereafter, 5/24/28	Germany	15,000,000	15,051,750
[c]General Electric Capital Corp., junior sub. bond, 7.125% to 6/15/22, FRN thereafter,
Perpetual	United States	8,000,000	9,340,000
HCP Inc., senior bond, 3.875%, 8/15/24	United States	21,700,000	22,760,739
Healthcare Trust of America Holdings LP, senior note, 3.375%, 7/15/21	United States	10,000,000	10,331,780

Franklin Investors Securities Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)
[b,d]ING Bank NV, senior note, 144A, FRN, 1.895%, 9/25/15	Netherlands	5,000,000	5,045,675
[c]JPMorgan Chase & Co.,
junior sub. bond, V, 5.00% to 7/30/19, FRN thereafter, Perpetual	United States	13,000,000	12,935,000
junior sub. note, I, 7.90% to 4/30/19, FRN thereafter, Perpetual	United States	10,000,000	10,796,880
[b]Liberty Mutual Group Inc., senior note, 144A, 4.95%, 5/01/22	United States	7,100,000	7,930,743
[b]Mizuho Bank Ltd., senior note, 144A, 2.45%, 4/16/19	Japan	12,000,000	12,235,716
Morgan Stanley, senior sub. bond, 4.35%, 9/08/26	United States	15,000,000	15,751,725
Navient Corp., senior note, 6.125%, 3/25/24	United States	15,000,000	14,662,500
[b]Nippon Life Insurance Co., sub. bond, 144A, 5.10% to 10/16/24, FRN thereafter,
10/16/44	Japan	15,000,000	16,146,525
[c]PNC Financial Services Group Inc., junior sub. note, 4.85% to 6/01/23, FRN thereafter,
Perpetual	United States	12,000,000	11,655,000
Prologis LP, senior note, 4.25%, 8/15/23	United States	12,000,000	13,128,912
Prudential Financial Inc., junior sub. note, 5.875%, 9/15/42	United States	5,000,000	5,337,500
Realty Income Corp., senior bond, 3.875%, 7/15/24	United States	15,000,000	15,960,300
Royal Bank of Scotland Group PLC, sub. note,
6.125%, 12/15/22	United Kingdom	4,000,000	4,517,500
5.125%, 5/28/24	United Kingdom	10,400,000	11,011,000
Senior Housing Properties Trust, senior note, 6.75%, 12/15/21	United States	7,000,000	8,268,148
U.S. Bank NA, sub. note, 3.778% to 4/29/18, FRN thereafter, 4/29/20	United States	4,500,000	4,536,099
[c]Wells Fargo & Co., junior sub. bond, 5.875% to 6/15/25, FRN thereafter, Perpetual	United States	15,000,000	15,750,000
			299,406,476
Health Care 2.5%
Celgene Corp., senior bond, 4.00%, 8/15/23	United States	10,000,000	10,884,410
Edwards Lifesciences Corp., senior note, 2.875%, 10/15/18	United States	10,000,000	10,333,690
HCA Inc., senior secured note, first lien, 5.00%, 3/15/24	United States	7,000,000	7,507,500
[b]Medtronic Inc., senior bond, 144A, 4.375%, 3/15/35	United States	15,000,000	16,724,505
PerkinElmer Inc., senior note, 5.00%, 11/15/21	United States	2,000,000	2,241,376
Thermo Fisher Scientific Inc., senior note, 2.40%, 2/01/19	United States	12,000,000	12,257,412
[b]Valeant Pharmaceuticals International Inc., senior note, 144A, 6.75%, 8/15/18	United States	10,400,000	11,089,000
			71,037,893
Industrials 0.9%
[b]Air Canada 2013-1A Pass Through Trust, first lien, 144A, 4.125%, 11/15/26	Canada	6,666,140	6,899,454
[b]Aviation Capital Group Corp., senior note, 144A, 3.875%, 9/27/16	United States	12,000,000	12,293,916
[b]Bombardier Inc., senior note, 144A, 6.00%, 10/15/22	Canada	5,000,000	4,737,500
			23,930,870
Information Technology 1.1%
[b]Freescale Semiconductor Inc.,
secured note, 144A, 5.00%, 5/15/21	United States	8,500,000	8,733,750
senior secured note, 144A, 6.00%, 1/15/22	United States	6,100,000	6,466,000
Oracle Corp., senior note, 2.50%, 10/15/22	United States	10,000,000	10,189,200
ViaSat Inc., senior note, 6.875%, 6/15/20	United States	5,000,000	5,237,500
			30,626,450
Materials 1.3%
[b]Alpek SA de CV, senior note, 144A, 4.50%, 11/20/22	Mexico	5,000,000	5,118,575
[b]Cemex SAB de CV, senior secured note, 144A, 6.50%, 12/10/19	Mexico	6,000,000	6,093,750
Crown Americas LLC/Crown Americas Capital Corp. IV, senior bond, 4.50%, 1/15/23	United States	5,000,000	5,025,000
Freeport-McMoRan Inc., senior bond, 3.875%, 3/15/23	United States	7,000,000	6,279,791
[b]Glencore Funding LLC, senior note, 144A, 4.125%, 5/30/23	Switzerland	10,000,000	9,686,940
Reliance Steel & Aluminum Co., senior note, 4.50%, 4/15/23	United States	4,000,000	4,023,616
			36,227,672
Telecommunication Services 1.3%
[b]SoftBank Corp., senior note, 144A, 4.50%, 4/15/20	Japan	10,000,000	10,006,250
Telefonica Emisiones SAU, senior note, 4.57%, 4/27/23	Spain	10,000,000	11,164,750
Verizon Communications Inc., senior bond, 6.55%, 9/15/43	United States	11,000,000	15,019,455
			36,190,455
Utilities 1.6%
[b]Calpine Corp., senior secured note, first lien, 144A, 6.00%, 1/15/22	United States	7,400,000	7,973,500
[b,c]EDF SA, sub. note, 144A, 5.25% to 1/29/23, FRN thereafter, Perpetual	France	10,000,000	10,505,400
[b]Enogex LLC, senior note, 144A, 6.25%, 3/15/20	United States	5,000,000	5,753,350
[b]InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	10,000,000	9,400,000

Franklin Investors Securities Trust
Statement of Investments, January 31, 2015 (unaudited) (continued)
[b]NGL Energy Partners LP/NGL Energy Finance Corp., senior note, 144A, 6.875%,
10/15/21	United States	10,000,000	9,725,000
			43,357,250
Total Corporate Bonds (Cost $792,852,566)			827,247,184
Total Investments before Short Term Investments (Cost $2,311,671,579)			2,489,191,074

Short Term Investments 9.8%
U.S. Government and Agency Securities (Cost $29,999,589) 1.1%
[e,f]U.S. Treasury Bills, 3/05/15 - 3/12/15	United States	30,000,000	29,999,870
Total Investments before Money Market Funds (Cost $2,341,671,168)			2,519,190,944
		Shares
Money Market Funds (Cost $241,491,865) 8.7%
[g,h]Institutional Fiduciary Trust Money Market Portfolio	United States	241,491,865	241,491,865
Total Investments (Cost $2,583,163,033) 99.5%			2,760,682,809
Options Written (0.0)%†			(779,400)
Other Assets, less Liabilities 0.5%			13,680,077
Net Assets 100.0%			$2,773,583,486
		Number of Contracts
Options Written (0.0)%†
Calls - Exchange-Traded
Information Technology (0.0)%†
Apple Inc., February Strike Price $118, Expires 2/20/15	United States	3,000	$(765,000)
Puts - Exchange-Traded
Information Technology (0.0)%†
Google Inc., February Strike Price $470, Expires 2/20/15	United States	400	(14,400)
Total Options Written (Premiums Received $883,340)			$(779,400)

* The principal amount is stated in U.S. dollars unless otherwise indicated.
† Rounds to less than 0.1% of net assets.
a A portion or all of the security is held in connection with written option contracts open at period end.
b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
January 31, 2015, the aggregate value of these securities was $387,615,880, representing 13.98% of net assets.
c Perpetual security with no stated maturity date.
d The coupon rate shown represents the rate at period end.
e The security is traded on a discount basis with no stated coupon rate.
f The security or a portion of the security has been pledged as collateral for written options contracts. At January 31, 2015, the value of the security pledged as collateral was
$19,742,921, representing 0.71% of net assets.
g Non-income producing.
h Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

At January 31, 2015, the fund had the following forward exchange contracts outstanding. See Note 3.

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
Swiss Franc	DBAB	Buy	3,806,375	$4,210,592	4/16/15	$-	$(52,913)
Swiss Franc	DBAB	Sell	3,806,375	4,285,011	4/16/15	127,332	-
Unrealized appreciation (depreciation)						127,332	(52,913)
Net unrealized appreciation (depreciation)						$74,419

Franklin Investors Securities Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

ABBREVIATIONS

Counterparty

DBAB Deutsche Bank AG

Selected Portfolio

ADR American Depositary Receipt
FRN Floating Rate Note

Franklin Investors Securities Trust

Statement of Investments, January 31, 2015 (unaudited)
Franklin Convertible Securities Fund	Country	Shares	Value
Convertible Preferred Stocks 19.8%
Consumer Staples 3.2%
Post Holdings Inc., 5.25%, cvt. pfd.	United States	95,200	$9,251,584
[a]Post Holdings Inc., 2.50%, cvt. pfd., 144A	United States	176,200	16,342,550
Tyson Foods Inc., 4.75%, cvt. pfd.	United States	800,000	38,696,000
			64,290,134
Energy 2.8%
[a]Chesapeake Energy Corp., 5.75%, cvt. pfd., 144A	United States	18,500	18,812,187
McDermott International Inc., 6.25%, cvt. pfd.	United States	960,000	9,696,000
Rex Energy Corp., 6.00%, cvt. pfd., A	United States	250,000	10,845,000
Sanchez Energy Corp., 6.50%, cvt. pfd., B	United States	236,000	9,008,120
SandRidge Energy Inc., 7.00%, cvt. pfd.	United States	200,000	8,275,000
			56,636,307
Financials 0.7%
Wintrust Financial Corp., 5.00%, cvt. pfd.	United States	12,300	14,647,763
Industrials 3.6%
Stanley Black & Decker Inc., 4.75%, cvt. pfd.	United States	297,600	39,729,600
United Technologies Corp., 7.50%, cvt. pfd.	United States	570,100	34,171,794
			73,901,394
Materials 2.4%
Alcoa Inc., 5.375%, cvt. pfd.	United States	750,000	37,500,000
ArcelorMittal, 6.00%, cvt. pfd.	Luxembourg	395,000	6,162,000
Cliffs Natural Resources Inc., 7.00%, cvt. pfd.	United States	792,000	4,942,080
			48,604,080
Telecommunication Services 1.7%
T-Mobile US Inc., 5.50%, cvt. pfd.	United States	600,000	34,218,000
Utilities 5.4%
Dominion Resources Inc., 6.00%, cvt. pfd., B	United States	310,000	18,779,800
Dominion Resources Inc., 6.125%, cvt. pfd., A	United States	220,000	13,255,000
Dominion Resources Inc., 6.375%, cvt. pfd., A	United States	185,200	9,578,544
Exelon Corp., 6.50%, cvt. pfd.	United States	500,000	26,180,000
The Laclede Group Inc., 6.75%, cvt. pfd.	United States	60,000	3,472,800
NextEra Energy Inc., 5.599%, cvt. pfd.	United States	400,000	28,622,000
NextEra Energy Inc., 5.799%, cvt. pfd.	United States	164,000	9,544,800
			109,432,944
Total Convertible Preferred Stocks (Cost $435,215,282)			401,730,622
		Principal Amount*
Convertible Bonds 78.7%
Consumer Discretionary 12.8%
Ctrip.com International Ltd., cvt., senior note, 1.25%, 10/15/18	China	19,200,000	18,889,632
Iconix Brand Group Inc., cvt., senior sub. note, 2.50%, 6/01/16	United States	30,190,000	35,624,200
[a]Jarden Corp., cvt., sub. bond, 144A, 1.125%, 3/15/34	United States	40,000,000	45,975,000
Liberty Interactive LLC, cvt., senior note, 0.75%, 3/30/43	United States	17,250,000	22,511,250
Liberty Interactive LLC into Motorola Solutions Inc., cvt., senior deb., 3.50%, 1/15/31	United States	8,000,000	4,330,000
Liberty Media Corp., cvt., senior note, 1.375%, 10/15/23	United States	21,200,000	20,656,750
MGM Resorts International, cvt., senior note, 4.25%, 4/15/15	United States	35,000,000	38,412,500
The Priceline Group Inc., cvt., senior note, 0.35%, 6/15/20	United States	35,000,000	37,734,375
Shutterfly Inc., cvt., 0.25%, 5/15/18	United States	37,465,000	36,223,972
			260,357,679
Energy 1.5%
Cobalt International Energy Inc., cvt.,
senior bond, 3.125%, 5/15/24	United States	25,000,000	18,031,250
senior note, 2.625%, 12/01/19	United States	19,900,000	13,333,000
			31,364,250
Financials 2.3%
Forest City Enterprises Inc., cvt.,
A, senior note, 3.625%, 8/15/20	United States	20,250,000	22,844,531

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Investors Securities Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)

senior note, 4.25%, 8/15/18	United States	20,000,000	24,375,000
			47,219,531
Health Care 18.4%
BioMarin Pharmaceutical Inc., cvt., senior sub. note,
0.75%, 10/15/18	United States	6,000,000	7,556,250
1.50%, 10/15/20	United States	35,700,000	46,142,250
Brookdale Senior Living Inc., cvt., senior note, 2.75%, 6/15/18	United States	26,200,000	33,765,250
Corsicanto Ltd., cvt., senior bond, 3.50%, 1/15/32	Ireland	12,500,000	8,093,750
Depomed Inc., cvt., senior note, 2.50%, 9/01/21	United States	16,000,000	18,660,000
Fluidigm Corp., cvt., senior bond, 2.75%, 2/01/34	United States	14,418,000	15,265,058
HeartWare International Inc., cvt., senior note, 3.50%, 12/15/17	United States	10,000,000	11,256,250
[a]Illumina Inc., cvt., senior bond, 144A, 0.50%, 6/15/21	United States	33,000,000	39,043,125
[a]Jazz Investments I Ltd., cvt., senior note, 144A, 1.875%, 8/15/21	United States	35,000,000	40,599,650
Mylan Inc., cvt., senior note, 3.75%, 9/15/15	United States	7,000,000	27,899,375
Omnicare Inc., cvt., senior sub. note, 3.50%, 2/15/44	United States	36,563,000	44,195,526
Pacira Pharmaceuticals Inc., cvt., senior note, 3.25%, 2/01/19	United States	5,880,000	25,475,100
Salix Pharmaceuticals Ltd., cvt., senior note, 2.75%, 5/15/15	United States	12,000,000	34,665,000
Spectranetics Corp., cvt., senior note, 2.625%, 6/01/34	United States	17,000,000	21,186,250
			373,802,834
Industrials 2.4%
The KEYW Holding Corp., cvt., senior note, 2.50%, 7/15/19	United States	20,000,000	17,287,500
[a]UTI Worldwide Inc., cvt., senior note, 144A, 4.50%, 3/01/19	United States	28,000,000	30,415,000
			47,702,500
Information Technology 38.9%
Bottomline Technologies Inc., cvt., senior note, 1.50%, 12/01/17	United States	16,400,000	17,425,000
Electronic Arts Inc., cvt., senior note, 0.75%, 7/15/16	United States	34,600,000	60,182,375
[a]Electronics for Imaging Inc., cvt., senior note, 144A, 0.75%, 9/01/19	United States	22,000,000	21,893,850
[a]HomeAway Inc., cvt., senior note, 144A, 0.125%, 4/01/19	United States	36,500,000	33,237,812
Intel Corp., cvt.,
junior sub., 3.25%, 8/01/39	United States	8,000,000	13,020,040
[a] junior sub. bond, 144A, 2.95%, 12/15/35	United States	19,000,000	23,963,750
junior sub. deb., 2.95%, 12/15/35	United States	2,000,000	2,522,500
JDS Uniphase Corp., cvt., senior bond, 0.625%, 8/15/33	United States	39,900,000	41,171,812
[a]MercadoLibre Inc., cvt., senior note, 144A, 2.25%, 7/01/19	Argentina	5,000,000	5,884,375
[a]Microchip Technology Inc., cvt., junior sub. note, 144A, 2.125%, 12/15/37	United States	20,000,000	35,775,000
Micron Technology Inc., cvt., senior bond, 2.125%, 2/15/33	United States	11,800,000	31,719,875
NetSuite Inc., cvt., senior note, 0.25%, 6/01/18	United States	36,300,000	39,113,250
Novellus Systems Inc., cvt., senior note, 2.625%, 5/15/41	United States	22,600,000	50,016,625
[a]Palo Alto Networks Inc., cvt., senior note, 144A, zero cpn., 7/01/19	United States	32,500,000	42,453,125
Proofpoint Inc., cvt., senior note, 1.25%, 12/15/18	United States	18,075,000	25,327,594
[a]Qihoo 360 Technologies Co. Ltd., cvt., senior note, 144A, 1.75%, 8/15/21	China	24,000,000	20,115,000
Salesforce.com Inc., cvt., senior note, 0.25%, 4/01/18	United States	35,200,000	39,402,000
SanDisk Corp., cvt., senior note, 0.50%, 10/15/20	United States	33,000,000	35,330,625
ServiceNow Inc., cvt., zero cpn., 11/01/18	United States	31,500,000	37,681,875
[a]Sunpower Corp., cvt., senior note, 144A, 0.875%, 6/01/21	United States	6,000,000	5,272,500
Take-Two Interactive Software Inc., cvt., senior note, 1.00%, 7/01/18	United States	16,400,000	24,149,000
Trulia Inc., cvt., 2.75%, 12/15/20	United States	32,000,000	44,263,040
[a]Twitter Inc., cvt., senior note, 144A, 1.00%, 9/15/21	United States	35,000,000	31,368,750
[a]VeriSign Inc., cvt., junior sub. bond, 144A, 3.25%, 8/15/37	United States	14,000,000	23,143,750
Xilinx Inc., cvt., senior note, 2.625%, 6/15/17	United States	19,270,000	26,821,431
Yahoo! Inc., cvt., zero cpn., 12/01/18	United States	35,100,000	38,127,375
Yandex NV, cvt., senior note, 1.125%, 12/15/18	Russia	23,900,000	18,464,543
			787,846,872
Materials 2.4%
B2Gold Corp., cvt., senior sub. note, 3.25%, 10/01/18	Canada	15,400,000	14,284,424
Cemex SAB de CV, cvt., sub. note, 3.75%, 3/15/18	Mexico	24,000,000	27,126,120
Kaiser Aluminum Corp., cvt., senior note, 4.50%, 4/01/15	United States	4,000,000	5,823,600
Molycorp Inc., cvt., senior note, 5.50%, 2/01/18	United States	7,360,000	881,728
			48,115,872
Total Convertible Bonds (Cost $1,357,016,058)			1,596,409,538

Franklin Investors Securities Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)
		Shares
Escrows and Litigation Trusts 0.4%
Consumer Discretionary 0.0%†
[b]Motors Liquidation Co., Escrow Account, cvt. pfd., D	United States	376,200	3,762
Financials 0.4%
[b]MF Global Holdings Ltd., Escrow Account	United States	25,000,000	7,812,500
Total Escrows and Litigation Trusts (Cost $8,310,280)			7,816,262
Total Investments before Short Term Investments (Cost $1,800,541,620)			2,005,956,422

Short Term Investments (Cost $14,165,714) 0.7%
Money Market Funds 0.7%
[b,c]Institutional Fiduciary Trust Money Market Portfolio	United States	14,165,714	14,165,714
Total Investments (Cost $1,814,707,334) 99.6%			2,020,122,136
Other Assets, less Liabilities 0.4%			7,260,331
Net Assets 100.0%			$2,027,382,467

* The principal amount is stated in U.S. dollars unless otherwise indicated.
† Rounds to less than 0.1% of net assets.
a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
January 31, 2015, the aggregate value of these securities was $434,295,424, representing 21.42% of net assets.
b Non-income producing.
c Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

Franklin Investors Securities Trust

Statement of Investments, January 31, 2015 (unaudited)

Franklin Equity Income Fund	Country	Shares	Value
Common Stocks 89.6%
Consumer Discretionary 15.4%
Ford Motor Co.	United States	2,440,200	$35,895,342
General Motors Co.	United States	231,564	7,553,618
L Brands Inc.	United States	515,100	43,592,913
Las Vegas Sands Corp.	United States	475,100	25,831,187
Lowe's Cos. Inc.	United States	600,000	40,656,000
McDonald's Corp.	United States	398,900	36,874,316
NIKE Inc., B	United States	458,000	42,250,500
Starwood Hotels & Resorts Worldwide Inc.	United States	515,200	37,078,944
Target Corp.	United States	571,500	42,068,115
			311,800,935
Consumer Staples 7.6%
Diageo PLC, ADR	United Kingdom	284,000	33,548,920
Mead Johnson Nutrition Co., A	United States	331,900	32,688,831
Nestle SA	Switzerland	335,000	25,680,903
PepsiCo Inc.	United States	448,900	42,097,842
The Procter & Gamble Co.	United States	237,700	20,035,733
			154,052,229
Energy 5.8%
BP PLC, ADR	United Kingdom	391,271	15,193,053
Chevron Corp.	United States	172,400	17,676,172
Exxon Mobil Corp.	United States	367,234	32,103,596
HollyFrontier Corp.	United States	600,000	21,552,000
Royal Dutch Shell PLC, A, ADR	United Kingdom	512,000	31,462,400
			117,987,221
Financials 12.7%
Aflac Inc.	United States	536,200	30,606,296
Bank of America Corp.	United States	974,700	14,766,705
BlackRock Inc.	United States	129,700	44,164,147
JPMorgan Chase & Co.	United States	691,500	37,603,770
Marsh & McLennan Cos. Inc.	United States	497,700	26,761,329
MetLife Inc.	United States	671,905	31,243,582
T. Rowe Price Group Inc.	United States	450,500	35,463,360
Wells Fargo & Co.	United States	725,000	37,642,000
			258,251,189
Health Care 9.4%
Bristol-Myers Squibb Co.	United States	298,700	18,002,649
Eli Lilly & Co.	United States	566,400	40,780,800
Johnson & Johnson	United States	332,000	33,246,480
Pfizer Inc.	United States	979,300	30,603,125
Roche Holding AG	Switzerland	139,000	37,601,088
Sanofi, ADR	France	659,200	30,382,528
			190,616,670
Industrials 13.8%
The Boeing Co.	United States	218,200	31,719,734
Caterpillar Inc.	United States	327,900	26,222,163
General Electric Co.	United States	1,228,500	29,348,865
Honeywell International Inc.	United States	423,800	41,430,688
Lockheed Martin Corp.	United States	223,100	42,025,347
Republic Services Inc.	United States	1,062,800	42,171,904
United Parcel Service Inc., B	United States	306,600	30,304,344
United Technologies Corp.	United States	329,700	37,842,966
			281,066,011
Information Technology 11.4%
CA Inc.	United States	1,144,700	34,684,410
Cisco Systems Inc.	United States	1,665,333	43,906,505
Intel Corp.	United States	1,336,100	44,144,744
Maxim Integrated Products Inc.	United States	1,226,000	40,568,340

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Investors Securities Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)
Microsoft Corp.	United States	878,800	35,503,520
Seagate Technology PLC	United States	585,200	33,028,688
			231,836,207
Materials 4.8%
BHP Billiton PLC	Australia	842,500	18,312,503
The Dow Chemical Co.	United States	814,400	36,778,304
Freeport-McMoRan Inc., B	United States	633,906	10,655,960
Potash Corp. of Saskatchewan Inc.	Canada	858,600	31,373,244
			97,120,011
Telecommunication Services 1.8%
Verizon Communications Inc.	United States	810,271	37,037,487
Utilities 6.9%
Dominion Resources Inc.	United States	391,100	30,071,679
Duke Energy Corp.	United States	419,690	36,571,787
PG&E Corp.	United States	809,900	47,630,219
Xcel Energy Inc.	United States	673,500	25,276,455
			139,550,140
Total Common Stocks (Cost $1,422,704,019)			1,819,318,100
Equity-Linked Securities (Cost $34,171,000) 1.7%
Consumer Discretionary 1.7%
[a]Barclays Bank PLC into Amazon.com Inc., 3.00%, 144A	United States	100,000	34,999,100
Convertible Preferred Stocks 6.3%
Energy 0.8%
[a]Chesapeake Energy Corp., 5.75%, cvt. pfd., 144A	United States	16,000	16,270,000
Financials 1.0%
Bank of America Corp., 7.25%, cvt. pfd., L	United States	18,000	21,222,000
Industrials 1.9%
Genesee & Wyoming Inc., 5.00%, cvt. pfd.	United States	68,800	7,439,344
Stanley Black & Decker Inc., 6.25%, cvt. pfd.	United States	279,000	31,524,210
			38,963,554
Materials 1.0%
Alcoa Inc., 5.375%, cvt. pfd.	United States	393,600	19,680,000
Utilities 1.6%
NextEra Energy Inc., 5.799%, cvt. pfd.	United States	370,000	21,534,000
NextEra Energy Inc., 5.889%, cvt. pfd.	United States	154,000	10,593,660
			32,127,660
Total Convertible Preferred Stocks (Cost $108,971,735)			128,263,214
Total Investments before Short Term Investments (Cost $1,565,846,754)			1,982,580,414

Short Term Investments (Cost $47,095,209) 2.3%
Money Market Funds 2.3%
[b,c]Institutional Fiduciary Trust Money Market Portfolio	United States	47,095,209	47,095,209
Total Investments (Cost $1,612,941,963) 99.9%			2,029,675,623
Other Assets, less Liabilities 0.1%			1,617,186
Net Assets 100.0%			$2,031,292,809

a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
January 31, 2015, the aggregate value of these securities was $51,269,100, representing 2.52% of net assets.
b Non-income producing.
c Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

Franklin Investors Securities Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt

Franklin Investors Securities Trust

Statement of Investments, January 31, 2015 (unaudited)

Franklin Floating Rate Daily Access Fund	Country	Shares	Value
Common Stocks 0.0%†
Broadcasting 0.0%†
[a] Cumulus Media Inc., A	United States	5,725	$19,923
Health Care Distributors 0.0%
[a,b] RoTech Medical Corp.	United States	26,267	—
Total Common Stocks (Cost $35,896)			19,923
		Principal Amount*
[c] Senior Floating Rate Interests 92.1%
Aerospace & Defense 3.0%
CAMP International Holding Co.,
2013 Replacement Term Loan, 4.75%, 5/31/19	United States	19,394,651	19,370,408
Second Lien 2013 Replacement Term Loan, 8.25%, 11/30/19	United States	8,223,702	8,213,422
Doncasters U.S. Finance LLC,
Second Lien Term Loan, 9.50%, 10/09/20	United States	10,788,940	10,674,307
Term B Loans, 4.50%, 4/09/20	United States	16,474,462	16,364,627
[d] Erickson Inc., Purchase Price Notes, 6.00%, 11/02/20	United States	810,222	651,298
Fly Funding II S.A.R.L., Loans, 4.50%, 8/09/19	Luxembourg	21,056,371	21,010,321
TransDigm Inc.,
Tranche C Term Loan, 3.75%, 2/28/20	United States	36,166,073	35,716,492
Tranche D Term Loan, 3.75%, 6/04/21	United States	6,392,838	6,312,927
			118,313,802
Agricultural Products 0.1%
Allflex Holdings III Inc., Second Lien Initial Term Loan, 8.00%, 7/17/21	United States	2,287,774	2,270,616
Airlines 0.6%
Air Canada, Term Loan, 5.50%, 9/26/19	Canada	17,797,110	17,952,835
[e] American Airlines Inc., Class B Term Loan, 5.25%, 6/27/19	United States	8,000,000	7,959,168
			25,912,003
Apparel Retail 0.5%
The Men's Wearhouse Inc., Tranche B Term Loan, 4.50%, 6/18/21	United States	20,792,888	20,788,375
Application Software 0.2%
CCC Information Services Inc., Term Loan, 4.00%, 12/20/19	United States	10,045,614	9,900,957
Auto Parts & Equipment 4.6%
Affinia Group Inc., Tranche B-2 Term Loan, 4.75%, 4/25/20	United States	16,648,505	16,502,831
Crowne Group LLC, Term Loan, 6.00%, 9/30/20	United States	25,336,500	24,956,452
Federal-Mogul Holdings Corp., Tranche C Term Loans, 4.75%, 4/15/21	United States	35,621,000	35,369,729
FRAM Group Holdings Inc. (Autoparts Holdings), Term Loan, 6.50%, 7/29/17	United States	11,620,561	11,608,940
Gates Global LLC, Initial Dollar Term Loans, 4.25%, 7/03/21	United States	22,020,043	21,567,840
Henniges Automotive Holdings Inc., Term Loans, 5.50%, 6/12/21	United States	20,254,659	20,355,933
TI Group Automotive Systems LLC, Term Loan, 4.25%, 7/02/21	United States	25,188,413	25,113,628
Tower Automotive Holdings USA LLC, Initial Term Loan, 4.00%, 4/23/20	United States	19,326,907	19,073,242
UCI International Inc., Term Loan, 5.50%, 7/26/17	United States	11,517,928	11,484,330
			186,032,925
Broadcasting 4.8%
AP NMT Acquisition BV, Second Lien Dollar Term B Loan, 10.00%, 8/13/22	Netherlands	16,000,000	15,360,000
Cumulus Media Holdings Inc., Term Loans, 4.25%, 12/23/20	United States	39,180,728	38,372,625
Grande Communications Networks LLC, Initial Term Loan, 4.50%, 5/31/20	United States	17,150,908	17,022,276
Gray Television Inc., Term Loan B, 3.75%, 6/13/21	United States	17,523,307	17,326,170
iHeartCommunications Inc.,
Tranche C Term Loan, 3.821%, 1/29/16	United States	49,173	48,578
Tranche D Term Loan, 6.921%, 1/30/19	United States	23,889,566	22,326,782
Tranche E Term Loan, 7.671%, 7/30/19	United States	10,331,493	9,793,398
Media General Inc., Term B Loan, 4.25%, 7/31/20	United States	2,578,826	2,568,351
Radio One Inc., Term Loan, 7.50%, 3/31/16	United States	34,961,101	35,179,608
Univision Communications Inc., Replacement First-Lien Term Loan, 4.00%, 3/01/20	United States	35,551,899	35,068,606
			193,066,394
Building Products 0.6%
Quikrete Holdings Inc., First Lien Initial Loan, 4.00%, 9/26/20	United States	25,657,333	25,381,517

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Investors Securities Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)

Cable & Satellite 0.5%
[e] UPC Financing Partnership (UPC Broadband Holdings BV), Term Loan AH, 4.75%,
6/30/21	Netherlands	10,000,000	9,802,080
Virgin Media Bristol LLC, B Facility, 3.50%, 6/07/20	United States	11,260,000	11,109,578
			20,911,658
Casinos & Gaming 6.3%
Caesars Entertainment Resort Properties LLC, Term B Loans, 7.00%, 10/11/20	United States	93,615,048	89,548,691
Cannery Casino Resorts LLC,
[e] Second Lien Term Loan, 10.00%, 10/02/19	United States	16,523,000	12,474,865
Term Loan, 6.00%, 10/02/18	United States	45,354,164	43,086,456
CCM Merger Inc. (MotorCity Casino), Term Loans, 4.50%, 8/08/21	United States	13,347,470	13,322,444
[e] MGM Resorts International, Term B Loan, 5.50%, 12/20/19	United States	4,000,000	3,944,000
ROC Finance LLC, Funded Term B Loans, 5.00%, 6/20/19	United States	40,197,562	37,634,967
Scientific Games International Inc., Term Loan B, 6.00%, 10/18/20	United States	36,036,000	35,660,613
Station Casinos LLC, B Term Loan, 4.25%, 3/01/20	United States	10,046,760	9,919,086
Tropicana Entertainment Inc., Term Loans, 4.00%, 11/27/20	United States	5,884,503	5,803,591
			251,394,713
Coal & Consumable Fuels 1.9%
Bowie Resource Holdings LLC,
First Lien Initial Term Loan, 6.75%, 8/16/20	United States	11,175,807	10,896,412
Second Lien Initial Term Loan, 11.75%, 2/16/21	United States	2,288,000	2,207,920
Foresight Energy LLC, Term Loans, 5.50%, 8/23/20	United States	15,014,465	14,488,959
Peabody Energy Corp., Term Loan, 4.25%, 9/24/20	United States	47,387,580	40,205,424
Westmoreland Coal Co., Term Loan, 7.50%, 12/16/20	United States	10,445,337	10,262,544
			78,061,259
Commodity Chemicals 1.6%
Cyanco Intermediate Corp., Initial Term Loan, 5.50%, 5/01/20	United States	65,432,847	63,960,608
Communications Equipment 0.6%
CIENA Corp., Term Loan, 3.75%, 7/15/19	United States	13,870,379	13,783,689
Presidio Inc., Term Loan, 6.25%, 3/31/17	United States	11,221,734	11,221,734
			25,005,423
Construction Machinery & Heavy Trucks 0.3%
Doosan Infracore International and Doosan Holdings Europe, Tranche B Term Loan,
4.50%, 5/28/21	United States	10,420,173	10,420,173
Data Processing & Outsourced Services 2.3%
MoneyGram International Inc., Term Loan, 4.25%, 3/28/20	United States	89,402,653	83,479,727
Worldpay U.S. Inc.,
Additional Term Facility, 4.50%, 11/30/19	United States	3,436,500	3,410,726
Facility B2A-II Loan, 5.25%, 11/30/19	United States	5,745,329	5,741,917
			92,632,370
Diversified Chemicals 3.2%
Arysta Lifescience SPC LLC, Second Lien Initial Term Loan, 8.25%, 11/30/20	United States	38,447,797	38,511,890
[e] Ineos U.S. Finance LLC, Dollar Term Loan, 3.75%, 5/04/18	United States	20,893,740	20,375,742
OCI Beaumont LLC, Term B-3 Loan, 5.00%, 8/20/19	United States	22,749,398	22,635,651
OXEA GmbH,
First Lien Tranche B-2 Term Loan, 4.25%, 1/15/20	Luxembourg	8,897,375	8,496,993
Second Lien Term Loan, 8.25%, 7/15/20	Luxembourg	40,515,474	38,084,546
			128,104,822
Diversified Metals & Mining 1.0%
Atkore International Inc.,
Initial Term Loan, 4.50%, 4/09/21	United States	9,741,050	9,601,022
Second Lien Initial Term Loan, 7.75%, 10/09/21	United States	12,510,459	12,260,250
[e] FMG America Finance Inc. (Fortescue Metals Group), Loans, 3.75%, 6/30/19	United States	21,921,319	19,412,117
			41,273,389
Diversified Support Services 1.4%
AlixPartners LLP,
2014 Jan Replacement Term B2 Loans, 4.00%, 7/10/20	United States	21,902,102	21,610,081
Second Lien 2013 Recapitalization Term Loan, 9.00%, 7/10/21	United States	7,548,950	7,637,024

Franklin Investors Securities Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)

Interactive Data Corp., Term Loan, 4.75%, 5/02/21	United States	27,726,866	27,683,557
			56,930,662

Drug Retail 0.0%†
Rite Aid Corp., Tranche 2 Term Loan, 4.875%, 6/21/21	United States	1,740,000	1,744,350
Electric Utilities 1.4%
Alinta Energy Finance Pty. Ltd.,
Delayed Draw Term Commitments, 6.375%, 8/13/18	Australia	953,854	953,019
Term B Loans, 6.375%, 8/13/19	Australia	56,173,283	56,124,132
			57,077,151
Electronic Equipment & Instruments 0.0%†
Oberthur Technologies of America Corp., Tranche B-2 Term Loan, 4.50%, 10/18/19	United States	1,307,592	1,285,322
Food Distributors 0.8%
AdvancePierre Foods Inc.,
Loans, 5.75%, 7/10/17	United States	8,712,151	8,665,872
Second Lien Term Loan, 9.50%, 10/10/17	United States	24,560,081	24,253,080
			32,918,952
Forest Products 2.2%
Appvion Inc., Term Loan, 5.75%, 6/28/19	United States	38,808,409	38,007,985
Caraustar Industries Inc.,
Term Loan B, 7.50%, 5/01/19	United States	30,981,457	30,206,921
[e]Term Loan C, 9.00%, 5/01/19	United States	18,500,000	17,945,000
			86,159,906
Health Care Equipment 1.2%
Carestream Health Inc.,
Second Lien Loan, 9.50%, 12/07/19	United States	16,729,461	16,635,358
Term Loan, 5.00%, 6/07/19	United States	16,674,771	16,674,771
Kinetic Concepts Inc., Dollar Term E-1 Loan, 4.00%, 5/04/18	United States	13,035,617	12,914,568
			46,224,697
Health Care Facilities 0.9%
Community Health Systems Inc., 2021 Term D Loan, 4.25%, 1/27/21	United States	29,204,005	29,226,813
United Surgical Partners International Inc., Extended Term Loan, 4.25%, 4/03/17	United States	5,234,614	5,219,345
			34,446,158
Health Care Services 4.5%
Connolly LLC,
Initial Term Loan, 5.00%, 5/14/21	United States	12,182,216	12,182,216
Second Lien Initial Term Loan, 8.00%, 5/14/22	United States	24,202,500	23,960,475
Dialysis Newco Inc.,
Second Lien Term Loan B, 7.75%, 10/22/21	United States	3,806,667	3,787,633
Term Loan B, 4.50%, 4/23/21	United States	15,573,680	15,456,877
Millennium Health LLC, Tranche B Term Loan, 5.25%, 4/16/21	United States	38,826,468	38,745,593
National Mentor Holdings Inc., Initial Tranche B Term Loan, 4.25%, 1/31/21	United States	27,213,217	26,873,052
Surgery Centers Holdings Inc.,
Second Lien Term Loan, 8.50%, 11/03/21	United States	12,120,000	11,726,100
Term Loan, 5.25%, 11/03/20	United States	11,670,000	11,407,425
U.S. Renal Care Inc., Tranche B-2 Term Loan, 4.25%, 7/03/19	United States	35,848,863	35,445,564
			179,584,935
Health Care Supplies 0.2%
Alere Inc., B Term Loan, 4.25%, 6/30/17	United States	8,928,521	8,932,244
Health Care Technology 0.7%
Truven Health Analytics Inc., New Tranche B Term Loan, 4.50%, 6/06/19	United States	27,772,340	26,939,170
Home Improvement Retail 0.0%†
Harbor Freight Tools USA Inc., Loans, 4.75%, 7/26/19	United States	150,326	150,419
Hotels, Resorts & Cruise Lines 0.2%

Diamond Resorts Corp., Term Loans, 5.50%, 5/09/21	United States	9,258,247	9,258,247
Household Products 1.6%

Franklin Investors Securities Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)

Sun Products Corp., Tranche B Term Loan, 5.50%, 3/23/20	United States	65,879,314	63,470,634
Independent Power Producers & Energy Traders 0.03%
[e]Calpine Construction Finance Co. LP,
Term B-1 Loan, 3.00%, 5/03/20	United States	3,798,187	3,688,040
Term B-2 Loan, 4.75%, 1/31/22	United States	6,000,000	5,842,500
			9,530,540
Industrial Conglomerates 0.3%
Mirion Technologies Inc., Term Loan, 5.75%, 3/30/18	United States	7,486,039	7,481,360
Unifrax I LLC, New Term Dollar Loans, 4.25%, 11/28/18	United States	6,055,223	6,007,284
			13,488,644
Industrial Machinery 4.8%
Alfred Fueling Systems Inc. (Wayne Fueling),
First Lien Initial Term Loan, 4.75%, 6/20/21	United States	16,198,600	16,036,614
Second Lien Initial Term Loan, 8.50%, 6/20/22	United States	23,842,353	23,007,871
Husky Injection Molding Systems Ltd., Initial Term Loan, 4.25%, 6/30/21	United States	19,055,643	18,745,989
Milacron LLC, Term B Loan, 4.00%, 3/28/20	United States	13,871,369	13,507,246
Navistar Inc., Tranche B Term Loan, 5.75%, 8/17/17	United States	28,258,604	28,276,266
Onsite Rental Group Operations Pty. Ltd., Term B Loan, 5.50%, 7/30/21	United States	36,138,000	35,776,620
RBS Global Inc. (Rexnord), Term B Loan, 4.00%, 8/21/20	United States	19,794,326	19,481,951
Sensus USA Inc.,
First Lien Term Loan, 4.50%, 5/09/17	United States	16,351,027	16,024,006
Second Lien Term Loan, 8.50%, 5/09/18	United States	15,314,541	14,778,532
WireCo Worldgroup Inc., Term Loan, 6.00%, 2/15/17	United States	5,823,213	5,834,132
			191,469,227
Insurance Brokers 0.4%
HUB International Ltd., Initial Term Loan, 4.25%, 10/02/20	United States	17,218,467	16,732,046
Integrated Telecommunication Services 1.8%
Genesys Telecom Holdings U.S. Inc., Dollar Term Loan, 4.00%, 2/08/20	United States	8,677,327	8,520,050
Integra Telecom Holdings Inc.,
First Lien Term Loan, 5.25%, 2/22/19	United States	20,440,271	20,159,217
Second Lien Initial Loan, 9.75%, 2/24/20	United States	8,213,247	8,158,490
[e] Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19	Luxembourg	8,000,000	7,923,336
LTS Buyer LLC,
First Lien Term B Loan, 4.00%, 4/11/20	United States	7,101,353	6,972,641
Second Lien Initial Loan, 8.00%, 4/11/21	United States	7,417,489	7,310,863
Zayo Group LLC, Term Loan, 4.00%, 7/02/19	United States	13,568,317	13,455,252
			72,499,849
Internet Software & Services 1.9%
BMC Software Finance Inc., Initial U.S. Term Loans, 5.00%, 9/10/20	United States	79,560,176	77,218,561
Investment Banking & Brokerage 0.5%
Guggenheim Partners Investment Management Holdings LLC, Initial Term Loan, 4.25%,
7/22/20	United States	18,595,346	18,572,102
IT Consulting & Other Services 0.7%
Sungard Availability Services Capital Inc., Tranche B Term Loan, 6.00%, 3/31/19	United States	33,060,175	28,018,498
Leisure Facilities 2.5%
24 Hour Fitness Worldwide Inc., Term Loan, 4.75%, 5/30/21	United States	31,374,874	30,453,237
Fitness International LLC, Term B Loan, 5.50%, 7/01/20	United States	50,094,811	47,777,925
Town Sports International LLC, Initial Term Loan, 4.50%, 11/15/20	United States	27,570,231	22,469,738
			100,700,900
Life Sciences Tools & Services 0.2%
Pharmaceutical Product Development LLC, Term Loan, 4.00%, 12/05/18	United States	7,698,407	7,674,350
Marine 0.8%
Navios Maritime Partners LP, Initial Term Loan, 5.25%, 6/27/18	Marshall Islands	32,772,858	32,486,096
Metal & Glass Containers 1.3%
CD&R Millennium U.S. Acquico LLC,
Initial Dollar Term Loan, 4.50%, 7/31/21	United States	6,224,400	6,099,912
Second Lien Initial Term Loan, 8.25%, 7/31/22	United States	22,149,800	21,596,055

Franklin Investors Securities Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)

Prescrix Inc.,
First Lien Term Loan B, 4.25%, 5/02/21	United States	10,936,332	10,854,310
Second Lien Term Loan, 8.00%, 5/02/22	United States	11,679,053	11,606,059
			50,156,336
Movies & Entertainment 2.2%
[e] Regal Cinemas Corp., Term Loan, 4.75%, 8/23/17	United States	1,225,831	1,212,040
William Morris Endeavor Entertainment LLC,
Term Loans First Lien, 5.25%, 5/06/21	United States	26,973,039	26,425,163
Term Loans Second Lien, 8.25%, 5/06/22	United States	49,591,290	47,607,639
[e] Zuffa LLC, Initial Term Loan, 3.75%, 2/25/20	United States	15,221,689	14,717,470
			89,962,312
Oil & Gas Drilling 1.2%
Drillships Financing Holding Inc., Tranche B-1 Term Loan, 6.00%, 3/31/21	Marshall Islands	35,615,490	27,762,275
Drillships Ocean Ventures Inc. and Drillships Vent, Term Loan, 5.50%, 7/25/21	United States	15,522,000	12,934,995
Offshore Group Investment Ltd. (Vantage Delaware), Loans, 5.75%, 3/28/19	United States	13,607,625	8,674,861
			49,372,131
Oil & Gas Equipment & Services 0.6%
McJunkin Red Man Corp., 2013 Term Loan, 5.00%, 11/11/19	United States	24,948,509	23,035,782
Oil & Gas Exploration & Production 1.7%
Fieldwood Energy LLC, Second Lien Loans, 8.375%, 9/30/20	United States	5,530,000	3,389,890
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15	United States	3,427,155	3,401,452
Samson Investment Co., Second Lien Tranche I Term Loan, 5.00%, 9/25/18	United States	27,720,000	17,491,320
UTEX Industries Inc.,
First Lien Initial Term Loan, 5.00%, 5/22/21	United States	34,258,521	31,517,839
Second Lien Initial Term Loan, 8.25%, 5/22/22	United States	12,147,156	10,886,888
			66,687,389
Oil & Gas Refining & Marketing 0.1%
Citgo Petroleum Corp., Term B Loan, 4.50%, 7/29/21	United States	4,037,803	3,883,021
Oil & Gas Storage & Transportation 1.1%
OSG Bulk Ships Inc., Initial Term Loan, 5.25%, 8/05/19	United States	24,447,150	24,187,399
OSG International Inc., Initial Term Loan, (OIN), 5.75%, 8/05/19	United States	18,109,000	17,995,819
			42,183,218
Other Diversified Financial Services 0.8%
Asurion LLC,
Incremental Tranche B-1 Term Loan, 5.00%, 5/24/19	United States	28,653,756	28,528,396
Second Lien Term Loan, 8.50%, 3/03/21	United States	1,534,384	1,524,793
			30,053,189
Packaged Foods & Meats 1.3%
Big Heart Pet Brands (Del Monte Pet), Initial Term Loans, 3.50%, 3/09/20	United States	28,533,559	27,564,274
CSM Bakery Supplies LLC, Term Loans, 5.00%, 7/03/20	United States	4,613,109	4,526,613
CSM Bakery Supplies LLC (U.S. Acquisition), Second Lien Term Loan, 8.75%, 7/03/21	United States	11,591,497	11,098,858
JBS USA LLC, Incremental Term Loan, 3.75%, 9/18/20	United States	5,579,176	5,525,057
Post Holdings Inc., Series A Incremental Term Loan, 5.25%, 6/02/21	United States	5,000,000	4,966,795
			53,681,597
Paper Packaging 2.2%
Clondalkin Acquisition BV,
Other Term Loan, 4.50%, 5/29/20	Netherlands	32,007,361	31,927,343
Second Lien Term Loan, 10.00%, 11/30/20	Netherlands	9,606,960	9,654,995
Exopack Holdings SA, USD Term Loan, 5.25%, 5/08/19	Luxembourg	42,324,948	42,280,845
Reynolds Group Holdings Inc., U.S. Term Loan, 4.00%, 12/01/18	United States	3,881,715	3,845,863
			87,709,046
Personal Products 1.2%
FGI Operating Co. LLC (Freedom Group), Term B Loans, 5.50%, 4/19/19	United States	41,669,203	40,575,386
Revlon Consumer Products Corp., Acquisition Term Loans, 4.00%, 10/09/19	United States	6,495,552	6,420,450
			46,995,836
Pharmaceuticals 0.7%
Akorn Inc., Loans, 4.50%, 4/16/21	United States	24,862,037	24,820,592

Franklin Investors Securities Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)

Catalent Pharma Solutions Inc., Dollar Term Loan, 4.25%, 5/20/21	United States	4,479,797	4,473,077
			29,293,669
Publishing 1.1%
Cengage Learning Acquisitions Inc., Original Term Loans, 7.00%, 3/31/20	United States	46,255,463	46,033,806
Restaurants 0.5%
TGI Friday's Inc.,
First Lien Initial Term Loan, 5.25%, 7/15/20	United States	6,580,747	6,556,070
Second Lien Initial Term Loan, 9.25%, 7/15/21	United States	14,114,552	14,149,838
			20,705,908
Retail REITs 0.1%
Capital Automotive LP, Second Lien Term Loan, 6.00%, 4/30/20	United States	4,896,250	4,902,370
Semiconductors 0.9%
Freescale Semiconductor Inc., Tranche B-4 Term Loan, 4.25%, 2/28/20	United States	20,186,100	19,908,541
M/A-COM Technology Solutions Holdings Inc., Initial Term Loan, 4.50%, 5/07/21	United States	16,437,400	16,519,587
			36,428,128
Specialized Consumer Services 0.9%
Koosharem LLC, Term Loans, 7.50%, 5/16/20	United States	13,323,000	13,156,463
Travelport Finance Luxembourg S.A.R.L., Initial Term Loan, 6.00%, 9/02/21	Luxembourg	23,750,000	23,815,312
			36,971,775
Specialized Finance 0.7%
Trans Union LLC, 2014 Replacement Term Loan, 4.00%, 4/09/21	United States	30,301,025	29,926,989
Specialty Chemicals 4.7%
Axalta Coating Systems U.S. Holdings Inc., 2014 Specified Refinancing Term, 3.75%,
2/01/20	United States	23,205,233	22,761,061
AZ Chem US Inc.,
First Lien Initial Term Loan, 4.50%, 6/12/21	United States	17,993,589	17,658,458
Second Lien Initial Term Loan, 7.50%, 6/12/22	United States	10,343,756	10,136,881
CeramTec Acquisition Corp., Initial Dollar Term B-2 Loan, 4.25%, 8/30/20	United States	1,465,286	1,456,128
CeramTec GmbH, Dollar Term B-3 Loan, 4.25%, 8/30/20	Germany	4,415,307	4,387,711
Faenza Acquisition GmbH, Initial Dollar Term B-1 Loan, 4.25%, 8/30/20	Germany	14,770,734	14,678,417
MacDermid Holdings LLC, First Lien Tranche B Term Loan, 4.00%, 6/07/20	United States	19,992,779	19,967,788
Nexeo Solutions LLC,
Term B-2 Loan, 5.00%, 9/09/17	United States	6,441,725	6,167,952
Term B-3 Loan, 5.00%, 9/09/17	United States	5,534,100	5,291,983
Oxbow Carbon LLC,
First Lien Tranche B Term Loan, 4.25%, 7/19/19	United States	23,788,575	22,450,468
Second Lien Initial Term Loan, 8.00%, 1/19/20	United States	16,364,314	14,359,685
Solenis International LP and Solenis Holdings,
First Lien Term Loan, 4.25%, 7/31/21	United States	10,041,619	9,765,474
Second Lien Term Loan, 7.75%, 7/31/22	United States	7,800,000	7,566,000
[e] Sonneborn LLC, Initial BV Term Loan, 6.75%, 12/10/20	United States	7,147,739	7,165,608
[e] Sonneborn Refined Products BV, Initial BV Term Loan, 6.75%, 12/10/20	Netherlands	1,261,366	1,264,519
Univar Inc., Term B Loan, 5.00%, 6/30/17	United States	23,097,259	22,363,921
			187,442,054
Specialty Stores 3.2%
99 Cents Only Stores, Tranche B-2 Loan, 4.50%, 1/13/19	United States	18,039,736	17,926,988
Academy Ltd., Initial Term Loans, 4.50%, 8/03/18	United States	12,489,150	12,389,237
BJ's Wholesale Club Inc.,
2013 (Nov) Replacement Loans, 4.50%, 9/26/19	United States	1,102,689	1,089,497
Second Lien 2013 (Nov) Replacment Loans, 8.50%, 3/26/20	United States	35,190,476	34,669,939
Evergreen AcqCo. 1 LP (Savers), Term Loan, 5.00%, 7/09/19	United States	48,198,845	46,572,134
Leslie's Poolmart Inc., Tranche B Term Loan, 4.25%, 10/16/19	United States	14,554,466	14,208,797
			126,856,592
Steel 0.2%
Walter Energy Inc., B Term Loan, 7.25%, 4/01/18	United States	14,171,429	9,388,571
Systems Software 1.7%
Blue Coat Systems Inc.,
Second Lien Loans, 9.50%, 6/28/20	United States	12,027,143	11,936,939

Franklin Investors Securities Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)

Term Loan, 4.00%, 5/31/19	United States	9,405,385	9,229,034
Vertafore Inc.,
New Term Loan, 4.25%, 10/03/19	United States	1,711,287	1,702,730
Second Lien Term Loan, 9.75%, 10/27/17	United States	4,748,238	4,775,935
Websense Inc.,
First Lien Term Loan, 4.50%, 6/25/20	United States	18,325,466	17,958,957
Second Lien Term Loan, 8.25%, 12/24/20	United States	22,205,846	20,540,408
			66,144,003
Technology Hardware, Storage & Peripherals 0.5%
Dell International LLC, Term B Loan, 4.50%, 4/29/20	United States	19,686,286	19,724,733
Tires & Rubber 0.6%
The Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/19	United States	22,325,000	22,352,906
Trucking 1.2%
Global Tip Finance BV/Finance America LLC, Facility C Commitment, 7.00%, 10/16/20	United States	19,247,464	19,199,345
Hertz Corp.,
Credit Linked Deposit, 3.75%, 3/11/18	United States	18,350,000	18,258,250
Tranche B-1 Term Loan, 4.00%, 3/11/18	United States	12,259,800	12,217,663
			49,675,258
Total Senior Floating Rate Interests (Cost $3,802,696,485)			3,696,511,283
Asset-Backed Securities and Commercial Mortgage-Backed
Securities 3.0%
Other Diversified Financial Services 3.0%
[f] Apidos CDO, 2013-14A, C2, 144A, 4.85%, 4/15/25	United States	3,540,000	3,514,370
[c,f] Atrium IX, 9A, C, 144A, FRN, 3.486%, 2/28/24	United States	2,500,000	2,484,850
[c,f] Atrium XI, 11A, C, 144A, FRN, 3.435%, 10/23/25	Cayman Islands	29,700,000	29,392,011
[c,f] Ballyrock CLO LLC, 2014-1A, B, 144A, FRN, 3.431%, 10/20/26	United States	5,200,000	5,059,184
[c,f] Carlyle Global Market Strategies CLO Ltd., 2014-4A, C, 144A, FRN, 3.383%, 10/15/26	Cayman Islands	6,500,000	6,428,110
[c,f] Catamaran CLO Ltd.,
2013-1A, C, 144A, FRN, 2.856%, 1/27/25	Cayman Islands	3,500,000	3,330,495
2014-2A, B, 144A, FRN, 3.253%, 10/18/26	United States	13,240,000	12,855,643
[c,f] Cent CLO LP,
2013-17A, D, 144A, FRN, 3.255%, 1/30/25	Cayman Islands	3,850,000	3,754,712
2014-22A, B, 144A, FRN, 3.433%, 11/07/26	Cayman Islands	7,400,000	7,240,308
[c,f] Eaton Vance CDO Ltd., 2014-1A,
A, 144A, FRN, 1.703%, 7/15/26	Cayman Islands	6,510,000	6,460,133
B, 144A, FRN, 2.303%, 7/15/26	United States	6,510,000	6,394,382
C, 144A, FRN, 3.253%, 7/15/26	United States	5,630,000	5,494,261
[f] Emerson Park CLO Ltd., 2013-1A, C2, 144A, 5.64%, 7/15/25	United States	3,600,000	3,638,700
[f] Highbridge Loan Management Ltd., 2013-2A, B2, 144A, 5.80%, 10/20/24	United States	3,500,000	3,531,850
[c,f] ING Investment Management CLO Ltd.,
2013-1A, B, 144A, FRN, 3.153%, 4/15/24	Cayman Islands	3,850,000	3,760,333
2013-1A, C, 144A, FRN, 3.753%, 4/15/24	Cayman Islands	3,850,000	3,679,792
2013-2A, B, 144A, FRN, 2.936%, 4/25/25	United States	3,850,000	3,702,430
[c,f] Limerock CLO III LLC, 2014-3A, B, 144A, FRN, 3.429%, 10/20/26	Cayman Islands	6,700,000	6,614,709
[c,f] Ziggurat CLO I Ltd., 2014-1A, C, 144A, FRN, 3.38%, 10/17/26	United States	1,340,000	1,312,517
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $120,038,989)			118,648,790
Total Investments before Short Term Investments (Cost $3,922,771,370)			3,815,179,996
		Shares

Short Term Investments (Cost $180,585,364) 4.5%
Money Market Funds 4.5%
[a,g] Institutional Fiduciary Trust Money Market Portfolio	United States	180,585,364	180,585,364
Total Investments (Cost $4,103,356,734) 99.6%			3,995,765,360

Other Assets, less Liabilities 0.4%			16,253,603
Net Assets 100.0%			$4,012,018,963

Franklin Investors Securities Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b See Note 6 regarding restricted securities.
c The coupon rate shown represents the rate at period end.
d Security has been deemed illiquid because it may not be able to be sold within seven days. At January 31, 2015, the value of this security was $651,298, representing 0.02%
of net assets.
e A portion or all of the security purchased on a delayed delivery basis.
f Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
January 31, 2015, the aggregate value of these securities was $118,648,790, representing 2.96% of net assets.
g Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

ABBREVIATIONS

Selected Portfolio

CDO - Collateralized Debt Obligation
CLO - Collateralized Loan Obligation
FRN - Floating Rate Note

Franklin Investors Securities Trust

Statement of Investments, January 31, 2015 (unaudited)

Franklin Low Duration Total Return Fund	Country	Shares/Units		Value
Common Stocks and Exchange Traded Funds 0.8%
Diversified Financials 0.8%
PowerShares Senior Loan Portfolio, ETF	United States	825,000		$19,775,250
Materials 0.0%†
[a]Verso Corp.	United States	1,887		3,962
Total Common Stocks and Exchange Traded Funds (Cost $20,189,529)				19,779,212
		Principal Amount*
Corporate Bonds 35.5%
Automobiles & Components 0.9%
Ford Motor Credit Co. LLC, senior note,
7.00%, 4/15/15	United States	6,200,000		6,277,525
2.375%, 1/16/18	United States	3,000,000		3,051,591
2.597%, 11/04/19	United States	4,000,000		4,062,100
[b] FRN, 0.755%, 9/08/17	United States	4,000,000		3,964,684
[c]Hyundai Capital America, senior note, 144A,
1.45%, 2/06/17	South Korea	4,000,000		4,000,900
4.00%, 6/08/17	South Korea	700,000		736,785
				22,093,585
Banks 9.6%
[c]ANZ New Zealand International Ltd./London, senior note, 144A, 1.40%, 4/27/17	New Zealand	2,500,000		2,506,763
Australia & New Zealand Banking Group Ltd., senior note, 1.25%, 1/10/17	Australia	11,000,000		11,077,880
[d]Banca Monte Dei Paschi Di Siena SpA, secured note, Reg S, 2.875%, 4/16/21	Italy	6,300,000	EUR	7,831,998
Banco Comercial Portugues SA, 4.75%, 6/22/17	Portugal	4,500,000	EUR	5,553,185
Banco Popolare Societa Cooperativa,
secured note, 3.625%, 3/31/17	Italy	3,000,000	EUR	3,620,093
[d] senior note, Reg S, 4.75%, 3/31/16	Italy	3,000,000	EUR	3,559,787
Banco Santander Totta SA, secured note, 1.50%, 4/03/17	Portugal	4,000,000	EUR	4,628,560
Bank of America Corp., senior note,
2.65%, 4/01/19	United States	5,500,000		5,632,995
[b] FRN, 1.293%, 1/15/19	United States	12,671,000		12,790,488
[d]Bankinter SA, senior note, Reg S, 1.75%, 6/10/19	Spain	6,400,000	EUR	7,521,011
BB&T Corp., senior note,
2.05%, 6/19/18	United States	1,000,000		1,015,805
[b] FRN, 0.892%, 2/01/19	United States	2,000,000		2,006,668
BNP Paribas SA, senior note, 2.70%, 8/20/18	France	3,500,000		3,619,578
CIT Group Inc.,
4.25%, 8/15/17	United States	5,500,000		5,581,400
senior note, 5.00%, 5/15/17	United States	500,000		515,938
senior note, 5.25%, 3/15/18	United States	2,000,000		2,080,000
senior note, 3.875%, 2/19/19	United States	3,100,000		3,100,000
[b]Citigroup Inc., sub. note, FRN, 0.506%, 6/09/16	United States	11,200,000		11,109,818
Depfa ACS Bank, secured bond,
1.65%, 12/20/16	Ireland	250,000,000	JPY	2,161,625
2.125%, 10/13/17	Ireland	3,500,000	CHF	4,046,766
[c]The Export-Import Bank of China, senior note, 144A, 2.50%, 7/31/19	China	8,000,000		8,112,920
First Horizon National Corp., senior note, 5.375%, 12/15/15	United States	2,000,000		2,068,086
[c]HSBC Bank Brasil SA, senior note, 144A, 4.00%, 5/11/16	Brazil	3,000,000		3,057,030
Industrial & Commercial Bank of China Ltd./New York, 3.231%, 11/13/19	China	5,400,000		5,546,043
[b,c]ING Bank NV, senior note, 144A, FRN,
1.895%, 9/25/15	Netherlands	3,800,000		3,834,713
0.945%, 10/01/19	Netherlands	5,000,000		5,017,500
Intesa Sanpaolo SpA, senior note,
2.375%, 1/13/17	Italy	1,500,000		1,520,595
3.875%, 1/16/18	Italy	5,900,000		6,216,800
3.875%, 1/15/19	Italy	1,100,000		1,160,588
[b] FRN, 0.229%, 5/18/17	Italy	2,150,000	EUR	2,400,902
[b,d] Reg S, FRN, 1.555%, 7/29/15	Italy	4,400,000	EUR	4,996,381
JPMorgan Chase & Co., senior note,
4.75%, 3/01/15	United States	750,000		752,525
2.20%, 10/22/19	United States	11,000,000		11,083,490

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Investors Securities Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)
[b] FRN, 1.156%, 1/25/18	United States	8,000,000		8,070,072
[b]JPMorgan Chase Bank NA, sub. note, FRN, 0.571%, 6/13/16	United States	1,500,000		1,486,025
[c]Norddeutsche Landesbank Girozentrale, secured note, 144A, 2.00%, 2/05/19	Germany	6,500,000		6,623,825
PNC Funding Corp., senior note, 2.70%, 9/19/16	United States	1,200,000		1,234,586
Regions Financial Corp., senior note, 2.00%, 5/15/18	United States	4,500,000		4,476,703
[b]Royal Bank of Canada, senior note, FRN, 0.605%, 3/08/16	Canada	3,000,000		3,010,281
The Royal Bank of Scotland PLC, sub. note, 6.934%, 4/09/18	United Kingdom	2,500,000	EUR	3,247,744
[b]Svenska Handelsbanken AB, senior note, FRN, 0.733%, 6/17/19	Sweden	5,300,000		5,311,686
U.S. Bank NA, sub. note, 3.778% to 4/29/18, FRN thereafter, 4/29/20	United States	3,000,000		3,024,066
[b,d]UniCredit SpA, senior note, Reg S, FRN,
1.605%, 7/24/15	Italy	4,200,000	EUR	4,769,178
1.02%, 4/10/17	Italy	3,400,000	EUR	3,855,501
[b]Union Bank NA, senior note, FRN, 1.005%, 9/26/16	United States	2,400,000		2,413,910
[d]Unione di Banche Italiane SCpA, senior note, Reg S, 2.875%, 2/18/19	Italy	5,800,000	EUR	7,012,017
[b]Wachovia Corp., sub. note, FRN, 0.623%, 10/15/16	United States	14,723,000		14,685,972
[c]Woori Bank, sub.note, 144A, 4.75%, 4/30/24	South Korea	5,300,000		5,736,958
[b,d]Yorkshire Building Society, secured note, Reg S, FRN, 2.31%, 3/23/16	United Kingdom	4,868,000	GBP	7,461,063
				238,147,518
Capital Goods 0.5%
[d]Aeroporti Di Roma SpA, senior note, Reg S, 3.25%, 2/20/21	Italy	1,100,000	EUR	1,407,305
The Boeing Co., senior note, 0.95%, 5/15/18	United States	1,500,000		1,489,218
USG Corp., senior note, 6.30%, 11/15/16	United States	9,220,000		9,681,000
				12,577,523
Commercial & Professional Services 0.0%†
Republic Services Inc., senior note, 3.80%, 5/15/18	United States	1,035,000		1,103,571
Consumer Durables & Apparel 0.6%
Centex Corp., senior note, 6.50%, 5/01/16	United States	5,000,000		5,300,000
D.R. Horton Inc.,
senior bond, 5.625%, 1/15/16	United States	2,400,000		2,484,000
senior note, 4.75%, 5/15/17	United States	1,500,000		1,563,750
senior note, 3.75%, 3/01/19	United States	2,000,000		1,997,500
KB Home, senior note, 4.75%, 5/15/19	United States	1,000,000		957,500
Lennar Corp., senior note, 4.50%, 6/15/19	United States	3,408,000		3,446,340
				15,749,090
Consumer Services 0.4%
Carnival Corp., senior note, 3.95%, 10/15/20	United States	7,400,000		7,962,133
Yum! Brands Inc., senior note, 4.25%, 9/15/15	United States	750,000		766,207
				8,728,340
Diversified Financials 4.6%
American Express Credit Corp., senior note, 1.55%, 9/22/17	United States	4,600,000		4,643,364
[c]Bayer US Finance LLC, senior note, 144A, 2.375%, 10/08/19	Germany	8,700,000		8,931,194
Capital One Bank USA NA, senior note, 2.30%, 6/05/19	United States	8,100,000		8,181,980
[b]Credit Suisse New York, senior note, FRN, 0.724%, 5/26/17	Switzerland	5,400,000		5,393,110
[b]Fifth Third Bank, senior note, FRN, 0.742%, 11/18/16	United States	11,000,000		11,034,518
[d]GE Capital European Funding, senior note, Reg S, 2.00%, 2/27/15	United States	3,000,000	EUR	3,393,593
General Electric Capital Corp., senior note, 3.35%, 10/17/16	United States	2,000,000		2,089,548
General Motors Financial Co. Inc., senior note, 2.625%, 7/10/17	United States	4,000,000		4,038,628
The Goldman Sachs Group Inc., senior note,
3.30%, 5/03/15	United States	1,000,000		1,007,124
[b] FRN, 1.417%, 4/23/20	United States	5,000,000		5,046,650
[c]Hutchison Whampoa International 14 Ltd., 144A, 1.625%, 10/31/17	Hong Kong	4,700,000		4,670,790
International Lease Finance Corp., senior note, 8.625%, 9/15/15	United States	8,325,000		8,678,812
Irish Life & Permanent PLC, senior note, 4.00%, 3/10/15	Ireland	2,000,000	EUR	2,266,982
John Deere Capital Corp., senior note,
1.30%, 3/12/18	United States	1,700,000		1,711,184
1.95%, 12/13/18	United States	3,750,000		3,837,026
Morgan Stanley, senior note,
4.50%, 2/23/16	United States	2,000,000	EUR	2,357,998
[b] FRN, 1.396%, 1/27/20	United States	9,900,000		9,983,506
Navient Corp., senior note,
8.45%, 6/15/18	United States	800,000		906,488
5.50%, 1/15/19	United States	2,500,000		2,592,500
[c]Prudential Covered Trust, secured note, 144A, 2.997%, 9/30/15	United States	11,289,750		11,431,222

Franklin Investors Securities Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)
[b,c]Seven and Seven Ltd., senior note, 144A, FRN, 1.395%, 9/11/19	South Korea	2,000,000		2,000,154
Springleaf Finance Corp., senior note, I, 5.40%, 12/01/15	United States	7,000,000		7,175,000
[c]Stone Street Trust, senior note, 144A, 5.902%, 12/15/15	United States	2,000,000		2,077,708
				113,449,079
Energy 4.0%
[c]BG Energy Capital PLC, senior note, 144A, 2.875%, 10/15/16	United Kingdom	3,500,000		3,599,995
[c]California Resources Corp., senior note, 144A, 5.50%, 9/15/21	United States	2,500,000		2,112,500
Canadian Natural Resources Ltd., senior note, 1.75%, 1/15/18	Canada	4,000,000		3,956,344
Chesapeake Energy Corp., senior note,
6.50%, 8/15/17	United States	1,000,000		1,070,000
[b] FRN, 3.503%, 4/15/19	United States	2,500,000		2,418,750
Clayton Williams Energy Inc., senior note, 7.75%, 4/01/19	United States	1,700,000		1,470,500
CNOOC Nexen Finance 2014 ULC, senior note, 1.625%, 4/30/17	China	10,800,000		10,778,692
[c]CNPC General Capital Ltd., senior note, 144A,
1.95%, 4/16/18	Hong Kong	1,500,000		1,484,393
[b] FRN, 1.133%, 5/14/17	Hong Kong	7,500,000		7,480,912
[c]CNPC HK Overseas Capital Ltd., senior note, 144A, 3.125%, 4/28/16	China	2,000,000		2,042,768
EnLink Midstream Partners LP, senior note, 2.70%, 4/01/19	United States	2,700,000		2,710,309
Ensco PLC, senior note, 3.25%, 3/15/16	United States	2,000,000		2,033,650
Enterprise Products Operating LLC, senior note, 2.55%, 10/15/19	United States	5,500,000		5,600,925
Kinder Morgan Energy Partners LP, senior note,
3.50%, 3/01/16	United States	2,000,000		2,046,592
2.65%, 2/01/19	United States	4,500,000		4,510,147
Kinder Morgan Finance Co. LLC,
senior bond, 5.70%, 1/05/16	United States	11,500,000		11,906,582
[c] senior secured note, 144A, 6.00%, 1/15/18	United States	2,500,000		2,727,802
Kinder Morgan Inc., senior note, 3.05%, 12/01/19	United States	500,000		505,504
Linn Energy LLC/Finance Corp., senior note,
6.50%, 5/15/19	United States	2,000,000		1,565,000
6.25%, 11/01/19	United States	500,000		383,750
[c]LUKOIL International Finance BV, senior note, 144A, 3.416%, 4/24/18	Russia	2,300,000		1,949,158
Peabody Energy Corp., senior note, 7.375%, 11/01/16	United States	3,000,000		2,925,000
Penn Virginia Corp., senior note, 8.50%, 5/01/20	United States	1,700,000		1,419,500
[b]Petrobras Global Finance BV, senior note, FRN, 3.123%, 3/17/20	Brazil	5,100,000		4,315,875
[c]Petrofac Ltd., senior note, 144A, 3.40%, 10/10/18	United Kingdom	1,300,000		1,282,574
Sanchez Energy Corp., senior note, 7.75%, 6/15/21	United States	1,700,000		1,657,500
[c]Sinopec Group Overseas Development 2013 Ltd., senior note, 144A, 2.50%, 10/17/18	China	2,800,000		2,820,762
[c]Sinopec Group Overseas Development 2014 Ltd., senior note, 144A, 1.75%, 4/10/17	China	4,300,000		4,298,796
[b]Statoil ASA, senior note, FRN, 0.692%, 11/08/18	Norway	6,900,000		6,885,441
				97,959,721
Food & Staples Retailing 1.3%
[d]Casino Guichard Perrachon SA, senior note, Reg S, 3.311%, 1/25/23	France	1,700,000	EUR	2,185,719
CVS Health Corp., senior note, 1.20%, 12/05/16	United States	10,000,000		10,092,900
The Kroger Co., senior note, 1.20%, 10/17/16	United States	5,000,000		5,017,260
Sysco Corp., senior note, 1.45%, 10/02/17	United States	7,700,000		7,772,049
Walgreens Boots Alliance Inc., senior note, 1.75%, 11/17/17	United States	5,900,000		5,961,513
[c]Woolworths Ltd., senior note, 144A, 2.55%, 9/22/15	Australia	260,000		263,309
				31,292,750
Food, Beverage & Tobacco 2.3%
Altria Group Inc., senior note, 2.625%, 1/14/20	United States	6,000,000		6,161,388
[d]Anheuser-Busch InBev NV, senior bond, Reg S, 2.875%, 9/25/24	Belgium	500,000	EUR	665,022
Anheuser-Busch InBev Worldwide Inc., senior note, 1.375%, 7/15/17	Belgium	1,200,000		1,211,584
Bunge Ltd. Finance Corp., 4.10%, 3/15/16	United States	2,000,000		2,065,776
Coca-Cola Femsa SAB de CV, senior note, 2.375%, 11/26/18	Mexico	5,500,000		5,615,390
Constellation Brands Inc., senior note, 7.25%, 5/15/17	United States	6,600,000		7,346,625
Dean Foods Co., senior note, 7.00%, 6/01/16	United States	6,864,000		7,293,000
[c]Heineken NV, senior note, 144A, 0.80%, 10/01/15	Netherlands	4,500,000		4,506,075
Ingredion Inc., senior note, 3.20%, 11/01/15	United States	1,500,000		1,523,941
[c]Japan Tobacco Inc., senior note, 144A, 2.10%, 7/23/18	Japan	5,000,000		5,090,875
Kraft Foods Group Inc., senior note,
1.625%, 6/04/15	United States	1,000,000		1,003,164
2.25%, 6/05/17	United States	7,000,000		7,125,713
[b]Mondelez International Inc., senior note, FRN, 0.752%, 2/01/19	United States	500,000		494,244
[d]Pernod Ricard SA, senior note, Reg S, 2.125%, 9/27/24	France	500,000	EUR	607,791

Franklin Investors Securities Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)
Reynolds American Inc., senior note, 1.05%, 10/30/15	United States	1,000,000	1,001,070
Tyson Foods Inc., senior note, 2.65%, 8/15/19	United States	3,900,000	4,013,225
			55,724,883
Health Care Equipment & Services 0.6%
Aetna Inc., senior note, 1.50%, 11/15/17	United States	1,000,000	1,008,340
Alere Inc, senior note, 8.625%, 10/01/18	United States	2,000,000	2,080,000
Becton, Dickinson & Co., senior note, 2.675%, 12/15/19	United States	5,900,000	6,067,000
Edwards Lifesciences Corp., senior note, 2.875%, 10/15/18	United States	1,600,000	1,653,390
HCA Inc., senior secured note, first lien, 4.25%, 10/15/19	United States	1,100,000	1,133,000
Laboratory Corp. of America Holdings, 2.20%, 8/23/17	United States	1,000,000	1,014,070
Medco Health Solutions Inc., senior note, 2.75%, 9/15/15	United States	1,500,000	1,517,796
[c]Tenet Healthcare Corp., senior note, 144A, 5.00%, 3/01/19	United States	1,500,000	1,500,000
			15,973,596
Household & Personal Products 0.1%
Colgate-Palmolive Co., senior note, 0.90%, 5/01/18	United States	2,200,000	2,189,579
Insurance 1.2%
[c]Metropolitan Life Global Funding I, secured note, 144A, 1.30%, 4/10/17	United States	10,000,000	10,050,580
[c]New York Life Global Funding, secured note, 144A, 2.10%, 1/02/19	United States	10,000,000	10,230,810
[b]Prudential Financial Inc., senior note, FRN, 1.012%, 8/15/18	United States	10,000,000	10,046,880
			30,328,270
Materials 1.2%
ArcelorMittal, senior note,
4.25%, 3/01/16	Luxembourg	2,000,000	2,050,000
5.00%, 2/25/17	Luxembourg	1,500,000	1,560,000
[c]Cemex SAB de CV, senior secured note, 144A, 9.00%, 1/11/18	Mexico	1,200,000	1,250,250
[c]FMG Resources (August 2006) Pty. Ltd., senior note, 144A,
6.00%, 4/01/17	Australia	800,000	783,500
6.875%, 2/01/18	Australia	888,889	862,778
Freeport-McMoRan Copper & Gold Inc., senior note, 2.30%, 11/14/17	United States	6,000,000	5,907,378
[c]Glencore Funding LLC, 144A, 3.125%, 4/29/19	Switzerland	5,000,000	5,041,520
[c]Incitec Pivot Ltd., senior note, 144A, 4.00%, 12/07/15	Australia	2,000,000	2,053,542
[c]Ineos Group Holdings SA, senior note, 144A, 5.875%, 2/15/19	Switzerland	2,000,000	1,905,000
Reynolds Group Issuer Inc./LLC/SA, senior note, 8.50%, 5/15/18	United States	3,000,000	3,071,250
Tenneco Packaging Inc., senior note, 8.125%, 6/15/17	United States	2,100,000	2,278,500
Verso Paper Holdings LLC/Inc., senior secured note, first lien, 11.75%, 1/15/19	United States	90,000	88,650
[c]Xstrata Finance Canada Ltd., secured note, 144A, 2.05%, 10/23/15	Switzerland	3,000,000	3,012,423
			29,864,791
Media 0.9%
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., senior note, 2.40%, 3/15/17	United States	2,900,000	2,966,906
DISH DBS Corp., senior note, 7.125%, 2/01/16	United States	5,500,000	5,788,750
The New York Times Co., senior note, 6.625%, 12/15/16	United States	2,000,000	2,165,000
Time Warner Inc.,
3.15%, 7/15/15	United States	1,000,000	1,011,763
senior note, 2.10%, 6/01/19	United States	4,500,000	4,543,668
Viacom Inc.,
2.75%, 12/15/19	United States	2,700,000	2,771,947
senior note, 2.20%, 4/01/19	United States	3,200,000	3,224,083
			22,472,117
Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Amgen Inc., senior note,
2.125%, 5/15/17	United States	2,500,000	2,549,873
[b] FRN, 0.833%, 5/22/19	United States	6,200,000	6,203,850
Celgene Corp., senior note,
2.45%, 10/15/15	United States	2,000,000	2,024,044
2.30%, 8/15/18	United States	3,000,000	3,071,130
Life Technologies Corp., senior note, 3.50%, 1/15/16	United States	2,000,000	2,047,336
Zoetis Inc., senior note,
1.15%, 2/01/16	United States	1,800,000	1,804,228
1.875%, 2/01/18	United States	1,200,000	1,202,473
			18,902,934
Real Estate 1.0%
American Tower Corp., senior note, 3.40%, 2/15/19	United States	10,100,000	10,438,501

Franklin Investors Securities Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)
Boston Properties LP, senior note, 3.70%, 11/15/18	United States	4,900,000		5,249,429
Duke Realty LP, senior note, 7.375%, 2/15/15	United States	400,000		400,879
HCP Inc., senior note, 3.75%, 2/01/19	United States	5,500,000		5,858,105
Hospitality Properties Trust, senior note, 5.625%, 3/15/17	United States	3,000,000		3,223,305
				25,170,219
Retailing 0.1%
[c]Edcon Pty. Ltd., secured note, 144A, 9.50%, 3/01/18	South Africa	1,500,000	EUR	1,361,934
[c]Experian Finance PLC, 144A, 2.375%, 6/15/17	United Kingdom	1,000,000		1,011,890
				2,373,824
Semiconductors & Semiconductor Equipment 0.2%
Maxim Integrated Products Inc., senior note, 2.50%, 11/15/18	United States	5,200,000		5,285,800
Software & Services 1.0%
[c]Alibaba Group Holding Ltd., senior note, 144A, 2.50%, 11/28/19	China	11,900,000		11,941,412
[b]Oracle Corp., senior note, FRN, 0.833%, 1/15/19	United States	12,000,000		12,091,524
				24,032,936
Technology Hardware & Equipment 1.6%
[c]Alcatel-Lucent USA Inc., senior note, 144A, 4.625%, 7/01/17	France	10,000,000		10,212,500
[b]Apple Inc., FRN, 0.482%, 5/03/18	United States	13,000,000		13,010,465
Dell Inc., senior note,
2.30%, 9/10/15	United States	1,500,000		1,506,375
3.10%, 4/01/16	United States	5,000,000		5,052,500
Juniper Networks Inc., senior note, 3.10%, 3/15/16	United States	2,000,000		2,040,006
[b,c]NBCUniversal Enterprise Inc., 144A, FRN, 0.938%, 4/15/18	United States	7,500,000		7,521,555
				39,343,401
Telecommunication Services 0.9%
Embarq Corp., senior note, 7.082%, 6/01/16	United States	3,000,000		3,203,793
[d]Koninklijke KPN NV, senior note, Reg S, 4.25%, 3/01/22	Netherlands	600,000	EUR	829,818
[c]Sprint Nextel Corp., senior note, 144A, 9.00%, 11/15/18	United States	3,500,000		4,042,500
Telefonica Emisiones SAU, senior note, 3.192%, 4/27/18	Spain	2,300,000		2,393,380
[c]Telefonica Movil Chile SA, senior note, 144A, 2.875%, 11/09/15	Chile	2,000,000		2,023,580
[c]Verizon Communications Inc., senior note, 144A, 2.625%, 2/21/20	United States	8,824,000		8,942,948
				21,436,019
Transportation 0.2%
[c]Aviation Capital Group Corp., senior note, 144A, 3.875%, 9/27/16	United States	3,700,000		3,790,624
Utilities 1.5%
DPL Inc., senior note, 6.50%, 10/15/16	United States	1,049,000		1,104,073
Duke Energy Corp., senior note, 2.10%, 6/15/18	United States	5,100,000		5,223,833
[c]GDF Suez, senior note, 144A, 1.625%, 10/10/17	France	1,000,000		1,007,775
Georgia Power Co., senior note, 12D, 0.625%, 11/15/15	United States	1,000,000		1,000,869
[c]Korea Western Power Co. Ltd., senior note, 144A, 3.125%, 5/10/17	South Korea	5,200,000		5,368,636
[c]NGL Energy Partners LP/NGL Energy Finance Corp., senior note, 144A, 5.125%,
7/15/19	United States	2,000,000		1,910,000
PPL Energy Supply LLC, senior note, 6.20%, 5/15/16	United States	8,000,000		8,324,376
The Southern Co., senior note, 2.45%, 9/01/18	United States	7,000,000		7,258,034
[c]State Grid Overseas Investment 2013 Ltd., senior note, 144A, 1.75%, 5/22/18	China	2,000,000		1,978,500
[c]State Grid Overseas Investment 2014 Ltd., senior note, 144A, 2.75%, 5/07/19	China	2,200,000		2,242,717
[d]Veolia Environnement SA, senior bond, Reg S, 4.625%, 3/30/27	France	1,000,000	EUR	1,503,688
Virginia Electric & Power Co., senior note, 1.20%, 1/15/18	United States	900,000		901,166
				37,823,667
Total Corporate Bonds (Cost $881,231,994)				875,813,837
[b]Senior Floating Rate Interests 5.0%
Automobiles & Components 0.2%
Crowne Group LLC, Term Loan, 6.00%, 9/30/20	United States	1,708,418		1,682,792
FRAM Group Holdings Inc. (Autoparts Holdings), Term Loan, 6.50%, 7/29/17	United States	1,549,749		1,548,199
Henniges Automotive Holdings Inc., Term Loans, 5.50%, 6/12/21	United States	1,273,324		1,279,690
UCI International Inc., Term Loan, 5.50%, 7/26/17	United States	602,958		601,199
				5,111,880
Capital Goods 0.3%
Alfred Fueling Systems Inc. (Wayne Fueling), First Lien Initial Term Loan, 4.75%,
6/20/21	United States	477,003		472,233
Doncasters U.S. Finance LLC, Term B Loans, 4.50%, 4/09/20	United States	321,054		318,913

Franklin Investors Securities Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)
[e]Generac Power Systems Inc., Term Loans, 5.00%, 5/31/20	United States	358,739	351,448
Onsite Rental Group Operations Pty. Ltd., Term B Loan, 5.50%, 7/30/21	United States	2,301,588	2,278,572
Sensus USA Inc., First Lien Term Loan, 4.50%, 5/09/17	United States	1,338,698	1,311,924
Signode Industrial Group U.S. Inc., Initial Term B Loan, 3.75%, 5/01/21	United States	1,175,336	1,144,484
TransDigm Inc.,
Tranche C Term Loan, 3.75%, 2/28/20	United States	550,877	544,029
Tranche D Term Loan, 3.75%, 6/04/21	United States	322,657	318,624
[e]WireCo Worldgroup Inc., Term Loan, 7.00%, 2/15/17	United States	53,682	53,782
			6,794,009
Commercial & Professional Services 0.2%
Interactive Data Corp., Term Loan, 4.75%, 5/02/21	United States	4,900,196	4,892,542
Consumer Services 0.5%
24 Hour Fitness Worldwide Inc., Term Loan, 4.75%, 5/30/21	United States	1,408,345	1,366,975
Cannery Casino Resorts LLC, Term Loan, 6.00%, 10/02/18	United States	3,076,585	2,922,756
Diamond Resorts Corp., Term Loans, 5.50%, 5/09/21	United States	639,796	639,796
Fitness International LLC, Term B Loan, 5.50%, 7/01/20	United States	3,354,110	3,198,982
TGI Friday's Inc., First Lien Initial Term Loan, 5.25%, 7/15/20	United States	51,237	51,045
Travelport Finance Luxembourg S.A.R.L., Initial Term Loan, 6.00%, 9/02/21	Luxembourg	3,298,381	3,307,451
			11,487,005
Diversified Financials 0.2%
Guggenheim Partners Investment Management Holdings LLC, Initial Term Loan,
4.25%, 7/22/20	United States	407,139	406,630
Realogy Group LLC, Initial Term B Loans, 3.75%, 3/05/20	United States	95,852	94,582
Trans Union LLC, 2014 Replacement Term Loan, 4.00%, 4/09/21	United States	3,978,238	3,929,130
			4,430,342
Energy 0.4%
Citgo Petroleum Corp., Term B Loan, 4.50%, 7/29/21	United States	247,307	237,827
Drillships Ocean Ventures Inc. and Drillships Vent, Term Loan, 5.50%, 7/25/21	United States	563,369	469,474
OSG Bulk Ships Inc., Initial Term Loan, 5.25%, 8/05/19	United States	1,306,493	1,292,611
OSG International Inc., Initial Term Loan, (OIN), 5.75%, 8/05/19	United States	2,153,278	2,139,820
[e]Peabody Energy Corp., Term Loan, 4.25%, 9/24/20	United States	1,263,843	1,072,292
UTEX Industries Inc., First Lien Initial Term Loan, 5.00%, 5/22/21	United States	4,008,887	3,688,177
			8,900,201
Food, Beverage & Tobacco 0.1%
Big Heart Pet Brands (Del Monte Pet), Initial Term Loans, 3.50%, 3/09/20	United States	1,358,273	1,312,132
Health Care Equipment & Services 0.3%
Community Health Systems Inc., 2021 Term D Loan, 4.25%, 1/27/21	United States	2,681,333	2,683,427
Connolly LLC, Initial Term Loan, 5.00%, 5/14/21	United States	1,964,895	1,964,895
Millennium Health LLC, Tranche B Term Loan, 5.25%, 4/16/21	United States	1,251,102	1,248,496
Surgery Centers Holdings Inc., Term Loan, 5.25%, 11/03/20	United States	78,000	76,245
Truven Health Analytics Inc., New Tranche B Term Loan, 4.50%, 6/06/19	United States	723,561	701,854
U.S. Renal Care Inc., Tranche B-2 Term Loan, 4.25%, 7/03/19	United States	2,212,595	2,187,703
			8,862,620
Household & Personal Products 0.2%
FGI Operating Co. LLC (Freedom Group), Term B Loans, 5.50%, 4/19/19	United States	4,875,182	4,747,209
Materials 1.3%
Appvion Inc., Term Loan, 5.75%, 6/28/19	United States	1,063,498	1,041,563
Arysta Lifescience SPC LLC, Initial Term Loan, 4.50%, 5/29/20	United States	3,743,039	3,736,799
AZ Chem US Inc., First Lien Initial Term Loan, 4.50%, 6/12/21	United States	1,629,310	1,598,964
Caraustar Industries Inc.,
Term Loan B, 7.50%, 5/01/19	United States	1,721,681	1,678,639
[e] Term Loan C, 9.00%, 5/01/19	United States	2,850,000	2,764,500
Cyanco Intermediate Corp., Initial Term Loan, 5.50%, 5/01/20	United States	4,077,279	3,985,541
[e]Exopack Holdings SA, USD Term Loan, 5.25%, 5/08/19	Luxembourg	3,783,602	3,779,660
[e]FMG America Finance Inc. (Fortescue Metals Group), Loans, 3.75%, 6/30/19	United States	4,522,723	4,005,034
[e]Ineos U.S. Finance LLC, Dollar Term Loan, 3.75%, 5/04/18	United States	305,998	298,412
MacDermid Holdings LLC, First Lien Tranche B Term Loan, 4.00%, 6/07/20	United States	2,093,072	2,090,456
OCI Beaumont LLC, Term B-3 Loan, 5.00%, 8/20/19	United States	930,040	925,389
Oxbow Carbon LLC, First Lien Tranche B Term Loan, 4.25%, 7/19/19	United States	689,029	650,271
Reynolds Group Holdings Inc., U.S. Term Loan, 4.00%, 12/01/18	United States	3,910,822	3,874,702
Tronox Pigments (Netherlands) BV, Term Loan, 4.00%, 3/19/20	Netherlands	498,651	493,859

Franklin Investors Securities Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)

Univar Inc., Term B Loan, 5.00%, 6/30/17	United States	460,674			446,048
					31,369,837
Media 0.4%
Cumulus Media Holdings Inc., Term Loans, 4.25%, 12/23/20	United States	494,631			484,429
Radio One Inc., Term Loan, 7.50%, 3/31/16	United States	1,929,798			1,941,859
[e]Regal Cinemas Corp., Term Loan, 4.75%, 8/23/17	United States	452,828			447,734
[e]UPC Financing Partnership (UPC Broadband Holdings BV), Term Loan AH, 4.75%,
6/30/21	Netherlands	928,767			910,385
William Morris Endeavor Entertainment LLC, Term Loans First Lien, 5.25%, 5/06/21	United States	5,926,162			5,805,790
[e]Zuffa LLC, Initial Term Loan, 5.75%, 2/25/20	United States	358,739			346,856
					9,937,053
Retailing 0.4%
BJ's Wholesale Club Inc., 2013 (Nov) Replacement Loans, 4.50%, 9/26/19	United States	3,108,125			3,070,940
Evergreen AcqCo. 1 LP (Savers), Term Loan, 5.00%, 7/09/19	United States	4,792,262			4,630,523
The Men's Wearhouse Inc., Tranche B Term Loan, 4.50%, 6/18/21	United States	1,399,630			1,399,326
Party City Holdings Inc., 2014 Replacement Term Loan, 4.00%, 7/27/19	United States	1,410,642			1,382,429
Sears Roebuck Acceptance Corp., Term Loan, FRN, 5.50%, 6/30/18	United States	1,778			1,724
					10,484,942
Semiconductors & Semiconductor Equipment 0.0%†
M/A-COM Technology Solutions Holdings Inc., Initial Term Loan, 4.50%, 5/07/21	United States	617,995			621,085
Software & Services 0.5%
BMC Software Finance Inc., Initial U.S. Term Loans, 5.00%, 9/10/20	United States	4,814,885			4,673,174
MoneyGram International Inc., Term Loan, 4.25%, 3/28/20	United States	5,264,696			4,915,910
Sungard Availability Services Capital Inc., Tranche B Term Loan, 6.00%, 3/31/19	United States	3,456,601			2,929,469
Worldpay U.S. Inc., Facility B2A-II Loan, 5.25%, 11/30/19	United States	595,777			595,423
					13,113,976
Technology Hardware & Equipment 0.0%†
[e]CIENA Corp., Term Loan, 5.25%, 7/15/19	United States	239,024			237,530
Presidio Inc., Term Loan, 6.25%, 3/31/17	United States	829,880			829,880
					1,067,410
Transportation 0.0%†
Global Tip Finance BV/Finance America LLC, Facility C Commitment, 7.00%, 10/16/20	United States	1,087,852			1,085,133
Utilities 0.0%†
[e]Calpine Construction Finance Co. LP, Term B-1 Loan, 4.50%, 5/03/20	United States	231,923			225,198
Total Senior Floating Rate Interests (Cost $127,042,751)					124,442,574
Foreign Government and Agency Securities 3.6%
The Export-Import Bank of Korea, senior note, 2.25%, 1/21/20	South Korea	11,200,000			11,329,136
Government of Hungary,
7.75%, 8/24/15	Hungary	4,100,000		HUF	15,413
5.50%, 12/22/16	Hungary	750,880,000		HUF	2,944,793
A, 8.00%, 2/12/15	Hungary	12,870,000		HUF	46,868
A, 6.75%, 11/24/17	Hungary	3,910,000		HUF	16,159
A, 5.50%, 12/20/18	Hungary	428,710,000		HUF	1,752,321
Government of Malaysia,
3.741%, 2/27/15	Malaysia	7,255,000		MYR	1,998,887
3.835%, 8/12/15	Malaysia	9,860,000		MYR	2,723,538
4.72%, 9/30/15	Malaysia	28,450,000		MYR	7,908,011
3.197%, 10/15/15	Malaysia	3,055,000		MYR	840,876
senior bond, 4.262%, 9/15/16	Malaysia	2,300,000		MYR	641,903
senior note, 3.172%, 7/15/16	Malaysia	5,550,000		MYR	1,523,930
Government of Mexico,
6.00%, 6/18/15	Mexico	4,060	[f]	MXN	27,373
8.00%, 12/17/15	Mexico	1,156,900	[f]	MXN	8,037,254
6.25%, 6/16/16	Mexico	994,500	[f]	MXN	6,889,359
7.25%, 12/15/16	Mexico	749,000	[f]	MXN	5,337,416
Government of Poland,
6.25%, 10/24/15	Poland	403,000		PLN	112,437
5.00%, 4/25/16	Poland	14,225,000		PLN	4,000,731
[b] FRN, 2.01%, 1/25/17	Poland	1,338,000		PLN	362,144
[b] FRN, 2.01%, 1/25/21	Poland	1,356,000		PLN	364,395
Strip, 7/25/15	Poland	4,579,000		PLN	1,227,724

Franklin Investors Securities Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)
[c]Government of Serbia, senior note, 144A, 5.25%, 11/21/17	Serbia	1,800,000			1,867,104
Government of Singapore, senior note, 1.125%, 4/01/16	Singapore	2,010,000		SGD	1,491,006
Government of Sri Lanka,
A, 11.75%, 3/15/15	Sri Lanka	80,000		LKR	609
A, 6.50%, 7/15/15	Sri Lanka	2,060,000		LKR	15,621
A, 11.00%, 8/01/15	Sri Lanka	13,400,000		LKR	103,798
A, 6.40%, 8/01/16	Sri Lanka	1,500,000		LKR	11,335
A, 8.00%, 11/15/18	Sri Lanka	3,780,000		LKR	29,310
A, 9.00%, 5/01/21	Sri Lanka	4,890,000		LKR	39,537
C, 8.50%, 4/01/18	Sri Lanka	2,890,000		LKR	22,706
D, 8.50%, 6/01/18	Sri Lanka	1,960,000		LKR	15,396
Government of the Philippines,
senior bond, 7.00%, 1/27/16	Philippines	3,500,000		PHP	82,139
senior note, 1.625%, 4/25/16	Philippines	19,230,000		PHP	430,385
Korea Monetary Stabilization Bond,
senior bond, 2.74%, 2/02/15	South Korea	1,789,480,000		KRW	1,623,258
senior bond, 2.47%, 4/02/15	South Korea	4,510,200,000		KRW	4,094,557
senior bond, 2.80%, 8/02/15	South Korea	6,330,230,000		KRW	5,766,068
senior bond, 2.81%, 10/02/15	South Korea	1,860,000,000		KRW	1,696,504
senior note, 2.76%, 6/02/15	South Korea	1,334,100,000		KRW	1,213,299
[c]Korea National Oil Corp., senior note, 144A, 2.875%, 11/09/15	South Korea	2,000,000			2,030,710
Korea Treasury Bond, senior note,
3.25%, 6/10/15	South Korea	420,970,000		KRW	383,542
2.75%, 12/10/15	South Korea	2,527,740,000		KRW	2,307,849
2.75%, 6/10/16	South Korea	4,800,000,000		KRW	4,399,293
3.00%, 12/10/16	South Korea	1,590,000,000		KRW	1,469,668
[g]Nota Do Tesouro Nacional, Index Linked, 6.00%,
8/15/16	Brazil	789	[h]	BRL	748,475
5/15/17	Brazil	150	[h]	BRL	143,405
8/15/18	Brazil	1,810	[h]	BRL	1,722,881
Total Foreign Government and Agency Securities (Cost $97,213,576)					89,809,123
U.S. Government and Agency Securities 5.5%
U.S. Treasury Bond, 11.25%, 2/15/15	United States	3,000,000			3,011,952
U.S. Treasury Note,
4.125%, 5/15/15	United States	15,000,000			15,173,145
2.125%, 5/31/15	United States	44,200,000			44,498,704
1.875%, 6/30/15	United States	30,000,000			30,223,830
0.25%, 7/15/15	United States	5,000,000			5,004,200
4.25%, 8/15/15	United States	34,000,000			34,756,364
[i] Index Linked, 0.125%, 4/15/16	United States	3,210,156			3,224,951
Total U.S. Government and Agency Securities (Cost $135,814,635)					135,893,146
Asset-Backed Securities and Commercial Mortgage-Backed
Securities 28.9%
Banks 11.0%
Banc of America Commercial Mortgage Trust,
2006-1, AJ, 5.46%, 9/10/45	United States	8,350,000			8,625,091
2006-4, AJ, 5.695%, 7/10/46	United States	7,087,000			7,359,141
2006-4, AM, 5.675%, 7/10/46	United States	6,710,000			7,151,582
Bear Stearns Commercial Mortgage Securities Inc.,
[b] 2006-PW11, AJ, FRN, 5.605%, 3/11/39	United States	5,382,000			5,547,200
[b] 2006-PW12, AJ, FRN, 5.751%, 9/11/38	United States	1,770,000			1,825,305
2006-PW13, AJ, 5.611%, 9/11/41	United States	7,000,000			7,206,605
[b] 2007-PW16, AM, FRN, 5.706%, 6/11/40	United States	2,100,000			2,299,418
Bear Stearns Commercial Mortgage Securities Trust,
[b] 2005-T20, E, FRN, 5.288%, 10/12/42	United States	2,000,000			2,006,833
2006-PW13, A4, 5.54%, 9/11/41	United States	3,338,808			3,512,407
[b] 2007-PW16, A4, FRN, 5.706%, 6/11/40	United States	1,710,000			1,850,347
Capital One Multi-Asset Execution Trust,
2006-A6, A3, 5.05%, 12/17/18	United States	6,100,000			6,375,439
[b] 2006-A11, A11, FRN, 0.257%, 6/17/19	United States	12,000,000			11,972,322
[b] 2007-A1, A1, FRN, 0.217%, 11/15/19	United States	12,220,000			12,169,733
[b] 2007-A2, A2, FRN, 0.247%, 12/16/19	United States	11,390,000			11,348,694
[b] 2007-A5, A5, FRN, 0.207%, 7/15/20	United States	10,200,000			10,125,979
[b]CD Commercial Mortgage Trust, 2005-CD1, AJ, FRN, 5.219%, 7/15/44	United States	3,258,000			3,336,340

Franklin Investors Securities Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)
Citibank Credit Card Issuance Trust,
2003-A7, A7, 4.15%, 7/07/17	United States	2,900,000	2,947,463
2005-A9, A9, 5.10%, 11/20/17	United States	6,200,000	6,426,536
[b] 2006-A3, A3, FRN, 5.30%, 3/15/18	United States	2,160,000	2,272,566
[b] 2006-A8, A8, FRN, 0.293%, 12/15/18	United States	6,230,000	6,207,874
[b] 2008-A6, A6, FRN, 1.368%, 5/22/17	United States	5,780,000	5,798,002
2012-A1, A1, 0.55%, 10/10/17	United States	4,100,000	4,102,507
[b] 2013-A1, A1, FRN, 0.268%, 4/24/17	United States	11,540,000	11,534,905
[b] 2013-A11, A11, FRN, 0.408%, 2/07/18	United States	9,620,000	9,621,121
[b] 2013-A12, A12, FRN, 0.462%, 11/07/18	United States	6,200,000	6,196,621
[b] 2014-A9, A9, FRN, 0.367%, 5/09/18	United States	2,180,000	2,179,202
Citigroup Commercial Mortgage Trust,
2006-C5, AJ, 5.482%, 10/15/49	United States	1,850,000	1,806,248
[b] 2007-C6, AM, FRN, 5.706%, 6/10/17	United States	7,000,000	7,512,309
[b]Citigroup/Deutsche Bank Commercial Mortgage Trust, 2005-CD1, E, FRN, 5.219%,
7/15/44	United States	3,495,000	3,502,808
[b]Countrywide Asset-Backed Certificates,
2001-BC3, A, FRN, 0.648%, 12/25/31	United States	1,800	1,382
2002-3, 1A1, FRN, 0.908%, 5/25/32	United States	1,795	1,708
2004-1, M1, FRN, 0.918%, 3/25/34	United States	514,214	494,052
2004-7, MV3, FRN, 1.218%, 12/25/34	United States	715,020	712,704
2004-14, M1, FRN, 0.678%, 6/25/35	United States	474,559	474,342
Credit Suisse First Boston Mortgage Securities Corp.,
2004-6, 3A1, 5.00%, 9/25/19	United States	1,973,101	2,065,854
[b] 2004-AR3, 5A1, FRN, 0.267%, 4/25/34	United States	2,447,057	2,502,977
[b] 2005-C5, C, FRN, 5.10%, 8/15/38	United States	6,350,000	6,463,884
[b]Granite Master Issuer PLC, 2006-3, A3, FRN, 0.248%, 12/20/54	United Kingdom	1,094,983	1,087,643
[b]Greenwich Capital Commercial Funding Corp., 2006-GG7,
AJ, FRN, 5.82%, 7/10/38	United States	6,800,000	6,996,955
AM, FRN, 6.014%, 7/10/38	United States	660,000	696,003
[b]Impac Secured Assets CMN Owner Trust, 2004-4, M1, FRN, 0.933%, 2/25/35	United States	1,120,000	1,083,807
JP Morgan Chase Commercial Mortgage Securities Trust,
2004-LN2, A2, 5.115%, 7/15/41	United States	156,796	157,151
2006-CB17, AM, 5.464%, 12/12/43	United States	2,350,000	2,441,392
[b] 2006-LDP7, AJ, FRN, 5.873%, 4/15/45	United States	7,000,000	7,031,360
LB-UBS Commercial Mortgage Trust,
2005-C3, A5, 4.739%, 7/15/30	United States	1,916,674	1,925,578
[b] 2006-C1, AJ, FRN, 5.276%, 2/15/41	United States	967,000	988,061
[b] 2006-C4, AJ, FRN, 5.857%, 6/15/38	United States	4,000,000	4,172,820
[b]Merrill Lynch Mortgage Investors Trust,
2003-A, 1A, FRN, 0.908%, 3/25/28	United States	752,124	739,621
2006-3, 2A1, FRN, 2.275%, 10/25/36	United States	3,902,533	3,837,537
[b]Merrill Lynch Mortgage Trust, 2005-CKI1, AJ, FRN, 5.282%, 11/12/37	United States	1,750,000	1,795,036
[b]MLCC Mortgage Investors Inc., 2005-1, 2A2, FRN, 2.297%, 4/25/35	United States	874,316	852,208
[b]Morgan Stanley ABS Capital I Inc. Trust, 2005-WMC, M2, FRN, 0.903%, 1/25/35	United States	548,022	535,907
[b]Morgan Stanley Capital I Trust, 2006-HQ8,
A4, FRN, 5.417%, 3/12/44	United States	3,223,319	3,294,395
AJ, FRN, 5.497%, 3/12/44	United States	7,000,000	7,187,495
[b]Wachovia Bank Commercial Mortgage Trust,
[c] 2003-C7, F, 144A, FRN, 5.004%, 10/15/35	United States	1,500,000	1,514,595
2005-C17, B, FRN, 5.287%, 3/15/42	United States	3,000,000	2,998,721
2006-C23, AJ, FRN, 5.515%, 1/18/45	United States	8,000,000	8,295,860
2006-C23, AM, FRN, 5.466%, 1/15/45	United States	2,730,000	2,833,283
2006-C25, AJ, FRN, 5.86%, 5/15/43	United States	5,700,000	5,899,090
2006-C27, AM, FRN, 5.795%, 7/17/45	United States	2,755,000	2,928,456
2006-C28, AM, FRN, 5.603%, 10/15/48	United States	7,330,000	7,824,365
[b]Wells Fargo Mortgage Backed Securities Trust,
2004-I, 2A1, FRN, 2.654%, 6/25/34	United States	2,577,696	2,578,412
2004-V, 2A1, FRN, 2.632%, 10/25/34	United States	2,290,400	2,321,693
2004-W, A9, FRN, 2.616%, 11/25/34	United States	232,037	238,664
2005-AR, 1A1, FRN, 2.61%, 2/25/35	United States	2,798,062	2,819,137
2005-AR9, 2A2, FRN, 2.641%, 10/25/33	United States	308,937	306,348

Franklin Investors Securities Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)

2005-AR10, 2A3, FRN, 2.616%, 6/25/35	United States	1,256,068	1,248,408
			272,167,502
Diversified Financials 17.7%
[b]Aames Mortgage Investment Trust, 2005-4, M1, FRN, 0.873%, 10/25/35	United States	376,568	377,222
[c]ABSC Manufactured Housing Contract Resecuritization Trust, 2004-0K1, A4, 144A,
5.019%, 4/16/30	United States	1,313,899	1,328,814
[b]American Express Credit Account Master Trust,
2005-2, A, FRN, 0.267%, 10/16/17	United States	1,200,000	1,199,836
2008-2, A, FRN, 1.427%, 9/15/20	United States	2,900,000	2,982,930
2008-6, A, FRN, 1.367%, 2/15/18	United States	8,850,000	8,890,772
2012-1, A, FRN, 0.437%, 1/15/20	United States	11,890,000	11,891,843
2012-3, A, FRN, 0.317%, 3/15/18	United States	2,480,000	2,479,454
[b]American Home Mortgage Investment Trust, 2004-3, 4A, FRN, 1.827%, 10/25/34	United States	4,906,613	4,841,627
[b]Ameriquest Mortgage Securities Inc. Asset-Backed Pass-Through Certificates,
2004-R4, M1, FRN, 0.993%, 6/25/34	United States	1,616,104	1,583,730
2004-R7, A1, FRN, 0.608%, 8/25/34	United States	1,239,349	1,238,598
[b,c]Anthracite Ltd., 2004-1A, BFL, 144A, FRN, 0.717%, 3/23/39	Cayman Islands	114,896	114,691
[c]Apidos CDO, 2013-14A, C2, 144A, 4.85%, 4/15/25	United States	1,900,000	1,886,244
[b,c]ARCap REIT Inc., 2004-RR3, A2, 144A, FRN, 4.76%, 9/21/45	United States	7,062,589	7,245,651
[c]ARCap Resecuritization Trust, 2004-A1, A, 144A, 4.73%, 4/21/24	United States	2,601,845	2,635,148
[b,c]ARES CLO Ltd., 2007-3RA, B, 144A, FRN, 0.624%, 4/16/21	United States	3,700,000	3,556,773
[b,c]ARES XI CLO Ltd., 2007-11A, A1C, 144A, FRN, 0.522%, 10/11/21	United States	2,492,040	2,445,862
[b]Argent Securities Inc., 2005-W2, A2C, FRN, 0.528%, 10/25/35	United States	1,155,000	1,079,232
[b,c]Atrium XI, 11A, C, 144A, FRN, 3.435%, 10/23/25	Cayman Islands	6,750,000	6,680,003
[b,c]Babson CLO Inc., 2007-1A, A1, 144A, FRN, 0.482%, 1/18/21	United States	2,979,883	2,966,682
[b]Bank of America Credit Card Trust, 2014-A2, A, FRN, 0.437%, 9/16/19	United States	9,620,000	9,616,325
[b]Bayview Financial Acquisition Trust, 2004-D, M1, FRN, 0.799%, 8/28/44	United States	919,018	920,681
[b]Bear Stearns Alt-A Trust,
2004-10, 1A3, FRN, 1.168%, 9/25/34	United States	3,278,206	3,279,557
2004-13, A2, FRN, 1.048%, 11/25/34	United States	171,246	164,700
[b,c]Catamaran CLO Ltd., 2014-2A, B, 144A, FRN, 3.253%, 10/18/26	United States	3,011,300	2,923,882
[b,c]Cent CDO XI Ltd., 2006-11A, B, 144A, FRN, 1.056%, 4/25/19	United States	1,280,000	1,222,502
[b,c]Cent CLO LP, 2014-22A, B, 144A, FRN, 3.433%, 11/07/26	Cayman Islands	4,050,000	3,962,601
[b]Chase Funding Mortgage Loan Asset-Backed Certificates, 2004-2, 2A2, FRN, 0.668%,
2/25/35	United States	13,246	11,287
Chase Issuance Trust,
[b] 2007-A2, A2, FRN, 0.217%, 4/15/19	United States	6,468,000	6,436,281
[b] 2007-A8, A, FRN, 0.187%, 3/15/17	United States	600,000	599,865
[b] 2007-B1, B1, FRN, 0.417%, 4/15/19	United States	9,400,000	9,344,634
[b] 2007-C1, C1, FRN, 0.627%, 4/15/19	United States	3,800,000	3,783,044
2012-A3, A3, 0.79%, 6/15/17	United States	2,290,000	2,293,485
[b] 2012-A6, A, FRN, 0.297%, 8/15/17	United States	10,620,000	10,615,853
2012-A8, A8, 0.54%, 10/16/17	United States	5,910,000	5,914,447
[b] 2012-A9, A9, FRN, 0.317%, 10/16/17	United States	7,620,000	7,617,066
[b] 2013-A3, A3, FRN, 0.447%, 4/15/20	United States	6,147,000	6,139,673
[b] 2014-A3, A3, FRN, 0.367%, 5/15/18	United States	11,780,000	11,774,110
[b] 2014-A5, A5, FRN, 0.537%, 4/15/21	United States	7,310,000	7,295,950
[b,c]Colony American Homes, 2014-1A, A, 144A, FRN, 1.40%, 5/17/31	United States	4,797,218	4,777,190
[c]Colony MFM Trust, 2014-1, A, 144A, 2.543%, 4/20/50	United States	11,199,225	11,266,308
[c]ColumbusNova CLO IV Ltd., 2007-2A, B, 144A, 1.503%, 10/15/21	United States	760,000	747,650
[b]Commercial Mortgage Trust, 2007-C9, A1A, FRN, 6.01%, 12/10/49	United States	7,791,112	8,513,956
[c]Countryplace Manufactured Housing Contract Trust,
2005-A3, 144A, 4.80%, 12/15/35	United States	98,458	100,232
2007-1, A3, 144A, 5.593%, 7/15/37	United States	136,272	139,511
[b]Countrywide Home Loans,
2004-6, 1A1, FRN, 2.687%, 5/25/34	United States	3,259,488	3,255,208
2004-11, 2A1, FRN, 2.243%, 7/25/34	United States	4,155,871	4,125,338
[b,c]Crest Ltd., 2004-1A, B1, 144A, FRN, 0.746%, 1/28/40	United States	1,810,587	1,801,190
[c]CT CDO III Ltd., 2005-3A, C, 144A, 5.471%, 6/25/35	United States	2,500,000	2,491,975
[b,c]CT CDO IV Ltd., 2006-4A, A1, 144A, FRN, 0.478%, 10/20/43	United States	4,790,085	4,752,458
Discover Card Execution Note Trust,
[b] 2010-A2, A2, FRN, 0.747%, 3/15/18	United States	5,000,000	5,009,845
2012-A3, A3, 0.86%, 11/15/17	United States	5,805,000	5,813,353
[b] 2012-A4, A4, FRN, 0.537%, 11/15/19	United States	10,500,000	10,548,688
[b] 2012-A5, A5, FRN, 0.367%, 1/16/18	United States	11,983,000	11,982,467

Franklin Investors Securities Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)
[b] 2013-A6, A6, FRN, 0.617%, 4/15/21	United States	5,520,000	5,541,771
[b] 2014-A1, A1, FRN, 0.597%, 7/15/21	United States	7,690,000	7,691,873
[b,c]Eaton Vance CDO Ltd., 2014-1A,
B, 144A, FRN, 2.303%, 7/15/26	United States	858,000	842,762
C, 144A, FRN, 3.253%, 7/15/26	United States	739,600	721,768
[c]Emerson Park CLO Ltd., 2013-1A, C2, 144A, 5.64%, 7/15/25	United States	630,000	636,773
[b,c]Fairfield Street Solar, 2004-1A, A1, 144A, FRN, 0.586%, 11/28/39	Cayman Islands	909,608	875,998
[b]First Horizon Alternative Mortgage Securities Trust, 2004-AA5, 2A1, FRN, 2.092%,
12/25/34	United States	3,592,566	3,521,069
Ford Credit Auto Owner Trust,
2012-A, A4, 1.15%, 6/15/17	United States	3,470,000	3,483,679
2012-D, A3, 0.51%, 4/15/17	United States	4,340,805	4,341,912
[c]G-Force LLC,
[b] 2005-RR2, A3FL, 144A, FRN, 0.468%, 12/25/39	United States	1,595,742	1,550,192
2005-RRA, B, 144A, 5.09%, 8/22/36	United States	3,460,490	3,521,827
[b,c]Gleneagles CLO Ltd., 2005-1A, A2, 144A, FRN, 0.632%, 11/01/17	United States	2,000,000	1,985,100
[j]GMAC Commercial Mortgage Securities Inc., 2005-C1, B, 4.936%, 5/10/43	United States	1,615,000	406,819
[b]GSAA Home Equity Trust,
[j] 2005-5, M3, FRN, 1.113%, 2/25/35	United States	5,950,000	5,619,079
FRN, 0.538%, 6/25/35	United States	764,206	735,932
[b]GSAMP Trust, 2005-HE3, M2, FRN, 1.173%, 6/25/35	United States	1,851,619	1,796,089
[b]GSR Mortgage Loan Trust, 2005-AR1, 1A1, FRN, 2.865%, 1/25/35	United States	1,065,026	1,052,078
[c]Highbridge Loan Management Ltd., 2013-2A, B2, 144A, 5.80%, 10/20/24	United States	570,000	575,187
[b,c]Hilton USA Trust, 2013-HLF, AFL, 144A, FRN, 1.172%, 11/05/30	United States	6,932,747	6,936,931
[b,c]Invitation Homes Trust, 2014-SFR2, B, 144A, FRN, 1.768%, 9/17/31	United States	8,500,000	8,421,970
[b,c]Jefferies & Co., 2009-R2, 4A, 144A, FRN, 2.581%, 5/26/37	United States	2,334,492	2,354,137
[b]JP Morgan Chase Commercial Mortgage Securities Trust,
[c] 2005-LDP1, E, 144A, FRN, 5.409%, 3/15/46	United States	900,000	911,466
2005-LDP5, A, FRN, 5.393%, 12/15/44	United States	1,150,000	1,164,391
2006-LDP7, A4, FRN, 5.873%, 4/15/45	United States	880,000	917,033
[b]JP Morgan Mortgage Acquisition Corp., 2006-ACC1, A4, FRN, 0.318%, 5/25/36	United States	242,222	239,466
[b]JP Morgan Mortgage Trust, 2004-A1, 5A1, FRN, 2.556%, 2/25/34	United States	145,936	145,137
[b,c]Kildare Securities Ltd., 2007-1A, A2, 144A, FRN, 0.358%, 12/10/43	Ireland	1,248,608	1,248,618
[b,c]Landmark IX CDO Ltd., 2007-9A, C, 144A, FRN, 0.953%, 4/15/21	United States	1,040,000	1,003,184
[b,c]LB-UBS Commercial Mortgage Trust,
2001-C3, E, 144A, FRN, 6.95%, 6/15/36	United States	700,000	708,772
2004-C7, H, 144A, FRN, 5.239%, 10/15/36	United States	980,000	1,002,716
[b,c]LNR CDO Ltd.,
2002-1A, DFL, 144A, FRN, 1.568%, 7/24/37	Cayman Islands	6,446,411	6,348,361
2003-1A, EFL, 144A, FRN, 3.167%, 7/23/36	Cayman Islands	2,332,951	2,332,601
[b]Long Beach Mortgage Loan Trust, 2005-WL2, M1, FRN, 0.638%, 8/25/35	United States	1,298,119	1,289,057
[b,c]Mach One 2004-1A ULC,
G, 144A, FRN, 6.82%, 5/28/40	United States	395,803	395,660
H, 144A, FRN, 6.237%, 5/28/40	United States	2,750,000	2,750,261
[b]MASTR Adjustable Rate Mortgages Trust, 2007-1, I2A2, FRN, 0.328%, 1/25/47	United States	1,577,171	1,559,290
MASTR Alternative Loan Trust,
2003-1, 3A1, 5.00%, 2/25/18	United States	833,954	857,748
2003-6, 2A1, 5.00%, 8/25/18	United States	1,815,305	1,882,090
2003-9, 1A1, 5.50%, 12/25/18	United States	787,229	813,740
2004-4, 5A1, 5.50%, 4/25/19	United States	2,096,466	2,187,993
[b] 2004-11, 2A1, FRN, 5.561%, 11/25/19	United States	2,035,549	2,129,098
[b]MASTR ARM Trust, 2007-3, 12A2, FRN, 0.368%, 5/25/47	United States	812,566	800,881
Mercedes-Benz Auto Lease Trust, 2013-A, A4, 0.72%, 12/17/18	United States	1,150,000	1,150,703
[b]Merrill Lynch Mortgage Investors Trust Inc.,
2003-E, A1, FRN, 0.788%, 10/25/28	United States	1,445,306	1,427,547
2003-G, A2, FRN, 1.007%, 1/25/29	United States	1,368,076	1,319,437
[b]Merrill Lynch Mortgage Investors Trust, 2005-A10, A, FRN, 0.378%, 2/25/36	United States	5,132,072	4,741,680
[b]ML-CFC Commercial Mortgage Trust, 2006-3, A1A, FRN, 5.409%, 7/12/46	United States	3,032,162	3,218,162
[b,c]N-Star Real Estate CDO Ltd., 2006-6A, A1, 144A, FRN, 0.573%, 6/16/41	Cayman Islands	2,940,621	2,908,627
[b]New York Mortgage Trust, 2005-3, M1, FRN, 0.618%, 2/25/36	United States	730,476	675,225
[b,c]Newcastle CDO Ltd., 2004-5A, 1, 144A, FRN, 0.595%, 12/24/39	United States	1,165,261	1,146,081
[b]Ownit Mortgage Loan Asset-Backed Certificates, 2005-2, M4, FRN, 1.098%, 3/25/36	United States	2,861,187	2,820,834
[b]Park Place Securities Inc. Asset-Backed Pass-Through Certificates,
2004-MCW1, M1, FRN, 1.106%, 10/25/34	United States	345,910	345,494
2004-WHQ2, M2, FRN, 1.113%, 2/25/35	United States	2,314,919	2,314,405

Franklin Investors Securities Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)
[b]Park Place Securities Inc., 2005-WCW1, M1, FRN, 0.618%, 9/25/35	United States	1,895,000		1,885,595
[b,c,e] Progress Residential 2015-SFR1 Trust, 2015-SFR1, A, 144A, FRN, 1.567%, 2/17/32	United States	10,820,000		10,767,591
[b]RAAC, 2004-SP1, AII, FRN, 0.868%, 3/25/34	United States	953,094		915,151
[b]Residential Funding Mortgage Securities II, 2004-HI3, A5, FRN, 5.48%, 6/25/34	United States	573,795		595,628
[b,c]Resource Capital Corp. Ltd., 2014-CRE2, A, 144A, FRN, 1.218%, 4/15/32	Cayman Islands	3,236,000		3,218,112
[b,c]Seawall SPC, 2006-1A, C1, 144A, FRN, 1.406%, 4/15/46	United States	854,615		852,650
[b]Sequoia Mortgage Trust, 2003-4,
1A1, FRN, 0.788%, 7/20/33	United States	457,409		432,146
1A2, FRN, 1.015%, 7/20/33	United States	394,473		372,633
[b,c]Silver Bay Realty Trust, 2014-1,
A, 144A, FRN, 1.168%, 9/17/31	United States	1,244,794		1,225,467
B, 144A, FRN, 1.618%, 9/17/31	United States	540,000		533,340
[b]Structured ARM Loan Trust, 2004-12, 3A1, FRN, 2.414%, 9/25/34	United States	5,420,938		5,475,635
[b]Structured Asset Investment Loan Trust, 2004-BNC2, A2, FRN, 1.208%, 12/25/34	United States	3,135,786		3,088,846
[b]Structured Asset Mortgage Investments Trust,
2003-AR1, A1, FRN, 0.908%, 10/19/33	United States	511,752		486,064
2003-AR2, A1, FRN, 0.908%, 12/19/33	United States	1,245,189		1,204,046
[b]Structured Asset Mortgage Investments II Trust, 2004-AR6, A1A, FRN, 0.868%, 2/19/35	United States	2,708,280		2,560,178
[b]Structured Asset Securities Corp., 2006-WF1, A5, FRN, 0.468%, 2/25/36	United States	1,211,214		1,193,531
[b,c]SWAY Residential 2014-1 Trust, 2014-1, A, 144A, FRN, 1.468%, 1/17/32	United States	4,758,237		4,730,615
[b,d]Talisman 6 Finance, Reg S, FRN, 0.251%, 10/22/16	Germany	2,885,901	EUR	3,222,633
[b]Thornburg Mortgage Securities Trust,
2003-4, A1, FRN, 0.808%, 9/25/43	United States	3,564,301		3,428,940
2004-3, A, FRN, 0.908%, 9/25/44	United States	1,925,860		1,876,869
2007-4, 1A1, FRN, 2.341%, 9/25/37	United States	1,177,400		1,158,019
[b,c]Trade MAPS Ltd., 2013-1A, A, 144A, FRN, 0.866%, 12/10/18	Ireland	8,500,000		8,527,370
Vanderbilt Acquistion Loan Trust, 2002-1, M1, 7.33%, 5/07/32	United States	343,193		373,233
[b,c]Veritas CLO Ltd., 2006-2A, A2, 144A, FRN, 0.582%, 7/11/21	United States	2,000,000		1,979,160
[b,c]Wachovia Bank Commercial Mortgage Trust, 2007-WHL8, A2, 144A, FRN, 0.307%,
6/15/20	United States	6,160,000		6,125,433
WaMu Mortgage Pass-Through Certificates,
[b] 2005-AR8, 1A1A, FRN, 0.458%, 7/25/45	United States	1,931,363		1,818,062
2005-AR13, A1A1, 0.458%, 10/25/45	United States	6,771,796		6,347,990
[b] 2005-AR19, A1A1, FRN, 0.438%, 12/25/45	United States	5,065,789		4,896,206
[b]Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates, 2004-1, A3, FRN,
0.538%, 4/25/34	United States	1,980,000		1,893,678
[b,c]West CLO Ltd., 2014-1A,
A2, 144A, FRN, 2.333%, 7/18/26	United States	1,360,000		1,336,955
B, 144A, FRN, 3.083%, 7/18/26	United States	3,590,000		3,477,382
				436,034,286
Real Estate 0.2%
[b,c]American Homes 4 Rent, 2014-SFR1, A, 144A, FRN, 1.25%, 6/17/31	United States	3,156,781		3,118,088
[b]Citigroup Mortgage Loan Trust Inc., 2006-WFH3, A3, FRN, 0.318%, 10/25/36	United States	144,801		144,952
[b]Novastar Home Equity Loan, 2004-4, M4, FRN, 1.818%, 3/25/35	United States	2,000,000		1,972,463
				5,235,503
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $712,835,054)				713,437,291
Mortgage-Backed Securities 3.4%
[b]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.8%
FHLMC, 2.178% - 6.423%, 11/01/17 - 9/01/41	United States	17,779,068		18,886,825
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.0%†
FHLMC Gold 15 Year, 5.00%, 10/01/23	United States	249,071		269,147
FHLMC Gold 15 Year, 6.00%, 6/01/23	United States	95,530		107,769
FHLMC Gold 30 Year, 5.00%, 1/01/39	United States	346,170		381,230
				758,146
[b]Federal National Mortgage Association (FNMA) Adjustable Rate 2.1%
FNMA, 1.195% - 2.248%, 3/01/17 - 10/01/44	United States	23,296,230		24,670,339
FNMA, 2.250% - 4.105%, 8/01/15 - 3/01/50	United States	23,185,060		24,638,839
FNMA, 4.205% - 6.141%, 8/01/19 - 10/01/38	United States	1,275,434		1,353,966
				50,663,144
Federal National Mortgage Association (FNMA) Fixed Rate 0.5%
FNMA 15 Year, 3.50%, 10/01/25	United States	2,365,291		2,515,122
FNMA 15 Year, 4.00%, 12/01/25	United States	3,852,271		4,115,375

Franklin Investors Securities Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)
FNMA 15 Year, 4.50%, 5/01/16 - 6/01/25	United States	5,870,320		6,190,488
FNMA 30 Year, 5.00%, 3/01/38	United States	90,577		100,052
				12,921,037
[b]Government National Mortgage Association (GNMA) Adjustable Rate
0.0%†
GNMA, 1.625%, 4/20/26 - 9/20/26	United States	36,998		38,469
Total Mortgage-Backed Securities (Cost $82,068,800)				83,267,621
Municipal Bonds 0.5%
Acalanes UHSD, GO, Contra Costa County, Refunding, 1.427%, 8/01/18	United States	1,000,000		996,700
Arkansas State GO, Four-Lane Highway Construction and Improvement Bonds, 3.25%,
6/15/22	United States	765,000		846,939
[b]California State Judgement Trust COP, FRN, 1.599%, 6/01/15	United States	540,000		535,113
Colorado State ISD, GO, Mitchell and Scurry Counties, School Building, PSF
Guarantee, 5.00%, 8/15/43	United States	350,000		410,385
Florida State Hurricane Catastrophe Fund Finance Corp. Revenue, Series A, 2.107%,
7/01/18	United States	2,000,000		2,030,960
Minnesota State GO, Series C, 2.50%, 8/01/18	United States	1,500,000		1,560,720
Puerto Rico Sales Tax FICO Sales Tax Revenue, Refunding, Series A, NATL Insured,
zero cpn., 8/01/45	United States	4,305,000		626,851
Rhode Island State and Providence Plantations GO, Consolidated Capital Development
Loan of 2012, Refunding, Series A, 5.00%, 8/01/19	United States	2,500,000		2,936,950
Riverside County RDA Tax Allocation, Housing, Series A-T,
6.00%, 10/01/15	United States	1,075,000		1,088,556
6.25%, 10/01/16	United States	1,140,000		1,169,344
Total Municipal Bonds (Cost $11,726,226)				12,202,518
		Shares
Escrows and Litigation Trusts (Cost $—) 0.0%
[a,k]NewPage Corp., Litigation Trust	United States	500,000		—
	Counterparty	Notional Amount*
Options Purchased 0.0%†
Calls - Over-the-Counter
Credit Default Swaptions 0.0%†
Buy protection on CDX.NA.HY.23, Premium Rate 1.00%, Strike Price $103.50, Expires
3/18/15	FBCO	15,900,000	[l]	104,113
Buy protection on CDX.NA.IG.23, Premium Rate 1.00%, Strike Price $75, Expires
3/18/15	FBCO	35,000,000	[l]	65,135
Total Options Purchased (Cost $518,420)				169,248
Total Investments before Short Term Investments (Cost $2,068,640,985)				2,054,814,570
	Country	Principal Amount*
Short Term Investments 16.6%
Corporate Bonds (Cost $11,406,501) 0.5%
HCA Inc., senior bond, 7.19%, 11/15/15	United States	11,000,000		11,497,200
U.S. Government and Agency Securities 5.9%
[m]U.S. Treasury Bills,
2/05/15	United States	25,000,000		25,000,000
2/12/15	United States	30,000,000		29,999,910
3/05/15	United States	25,000,000		24,999,900
3/12/15	United States	29,875,000		29,874,851
4/02/15 - 4/09/15	United States	36,000,000		35,999,760
Total U.S. Government and Agency Securities (Cost $145,871,816)				145,874,421
Municipal Bonds 0.3%
[n]University of California Revenues,
Series Y-1, Monthly VRDN and Put, 0.669%, 7/01/41	United States	7,600,000		7,601,444
Series Y-2, Monthly VRDN and Put, 0.67%, 7/01/41	United States	390,000		390,074
Total Municipal Bonds (Cost $7,990,000)				7,991,518
Total Investments before Money Market Funds (Cost $2,233,909,302)				2,220,177,709
		Shares
Money Market Funds (Cost $244,536,799) 9.9%
[a,o]Institutional Fiduciary Trust Money Market Portfolio	United States	244,536,799		244,536,799

Franklin Investors Securities Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)
Total Investments (Cost $2,478,446,101) 99.8%				2,464,714,508
Options Written (0.0)%†				(32,484)
Other Assets, less Liabilities 0.2%				5,031,486
Net Assets 100.0%				$2,469,713,510
	Counterparty	Notional Amount*
Options Written (Premiums received $162,180) (0.0)%†
Calls - Over-the-Counter
Credit Default Swaptions (0.0)%†
Buy protection on CDX.NA.HY.23, Premium Rate 1.00%, Strike Price $99, Expires
3/18/15	FBCO	15,900,000	[l]	$(32,484)

† Rounds to less than 0.1% of net assets.
* The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b The coupon rate shown represents the rate at period end.
c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
January 31, 2015, the aggregate value of these securities was $371,974,286, representing 15.06% of net assets.
d Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2015, the aggregate value of these securities was $60,822,505, representing 2.46% of net assets.
e A portion or all of the security purchased on a when-issued or delayed delivery basis.
f Principal amount is stated in 100 Mexican Peso Units.
g Redemption price at maturity is adjusted for inflation.
h Principal amount is stated in 1,000 Brazilian Real Units.
i Principal amount of security is adjusted for inflation.
j The bond pays interest and/or principal based upon the issuer's ability to pay, which may be less than the stated interest rate or principal paydown.
k Security has been deemed illiquid because it may not be able to be sold within seven days.
l Amount represents notional amount under the terms of the option.
m The security is traded on a discount basis with no stated coupon rate.
n Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.
o Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

At January 31, 2015, the fund had the following financial futures contracts outstanding. See Note 3.

Financial Futures Contracts
		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Interest Rate Contracts
CME Ultra Long Term U.S. Treasury Bond	Short	17	$3,041,938	3/20/15	$-	$(335,114)
U.S. Treasury 5 Yr. Note	Short	662	80,329,562	3/31/15	-	(750,365)
U.S. Treasury 10 Yr. Note	Short	417	54,574,875	3/20/15	-	(1,831,933)
U.S. Treasury 30 Yr. Bond	Short	5	756,406	3/20/15	-	(48,724)
Net unrealized appreciation (depreciation)						$(2,966,136)

Franklin Investors Securities Trust
Statement of Investments, January 31, 2015 (unaudited) (continued)

At January 31, 2015, the fund had the following forward exchange contracts outstanding. See Note 3.

Forw ard Exchange Contracts

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
Euro	DBAB	Sell	1,727,000	2,251,851		2/06/15	$300,834	$-
British Pound	DBAB	Sell	1,615,576	2,677,252		2/09/15	243,860	-
Canadian Dollar	BZWS	Buy	165,000	147,668		2/09/15	-	(17,806)
Canadian Dollar	HSBC	Buy	276,000	246,994		2/09/15	-	(29,770)
Chilean Peso	JPHQ	Buy	191,826,250	327,237		2/09/15	-	(24,783)
Chilean Peso	JPHQ	Sell	191,826,250	313,493		2/09/15	11,039	-
Euro	DBAB	Sell	9,451,274	13,104,439		2/09/15	2,426,941	-
Euro	JPHQ	Sell	923,800	1,284,486		2/09/15	240,830	-
Singapore Dollar	DBAB	Buy	429,000	338,729		2/09/15	-	(21,788)
Singapore Dollar	HSBC	Buy	490,000	386,934		2/09/15	-	(24,928)
Singapore Dollar	JPHQ	Buy	304,000	240,085		2/09/15	-	(15,493)
Canadian Dollar	DBAB	Buy	1,250,640	1,140,055		3/09/15	-	(156,105)
Chilean Peso	JPHQ	Buy	29,522,000	51,477		3/09/15	-	(5,061)
Chilean Peso	JPHQ	Sell	29,522,000	48,113		3/09/15	1,697	-
Chilean Peso	MSCO	Buy	62,760,000	111,025		3/09/15	-	(12,350)
Chilean Peso	MSCO	Sell	62,760,000	102,390		3/09/15	3,716	-
Euro	DBAB	Sell	18,780,307	25,599,186		3/09/15	4,377,120	-
Euro	GSCO	Sell	420,000	575,631		3/09/15	101,024	-
Japanese Yen	DBAB	Sell	557,380,500	5,456,175		3/09/15	709,167	-
Japanese Yen	HSBC	Sell	99,540,000	973,782		3/09/15	126,036	-
Japanese Yen	JPHQ	Sell	292,080,000	2,856,749		3/09/15	369,210	-
Japanese Yen	MSCO	Sell	211,800,000	2,085,939		3/09/15	282,115	-
Singapore Dollar	DBAB	Buy	6,113,400	4,878,059		3/09/15	-	(363,815)
Singapore Dollar	DBAB	Sell	3,313,800	2,498,907		3/09/15	51,937	-
Singapore Dollar	HSBC	Buy	369,000	295,332		3/09/15	-	(22,856)
Sw edish Krona	DBAB	Buy	40,000,000	4,385,580	EUR	3/09/15	-	(120,115)
Sw edish Krona	DBAB	Sell	40,000,000	4,318,815	EUR	3/09/15	44,669	-
Sw iss Franc	DBAB	Buy	462,938	512,099		4/16/15	-	(6,435)
Sw iss Franc	DBAB	Sell	462,938	521,150		4/16/15	15,486	-
Chilean Peso	CITI	Buy	47,586,000	79,909		5/07/15	-	(5,477)
Chilean Peso	CITI	Sell	47,586,000	77,137		5/07/15	2,705	-
Chilean Peso	MSCO	Buy	614,647,000	1,061,750		5/07/15	-	(100,335)
Chilean Peso	MSCO	Sell	614,647,000	997,642		5/07/15	36,227	-
Euro	BZWS	Sell	54,017	70,460		5/07/15	9,383	-
Euro	CITI	Sell	39,262	52,592		5/07/15	8,199	-
Euro	DBAB	Sell	30,838,974	41,350,565		5/07/15	6,480,942	-
Euro	HSBC	Sell	6,000	7,685		5/07/15	901	-
Euro	JPHQ	Sell	29,904	40,071		5/07/15	6,258	-
Japanese Yen	DBAB	Sell	305,837,300	2,898,636		5/07/15	291,842	-
Philippine Peso	JPHQ	Buy	94,860,000	2,154,685		5/07/15	-	(14,189)
Euro	DBAB	Sell	4,600,000	6,061,420		6/05/15	858,297	-
Australian Dollar	DBAB	Sell	3,121,098	2,496,878		6/18/15	88,894	-
Chilean Peso	DBAB	Buy	457,429,000	771,967		6/18/15	-	(59,044)
Chilean Peso	DBAB	Sell	457,429,000	739,339		6/18/15	26,416	-

Franklin Investors Securities Trust
Statement of Investments, January 31, 2015 (unaudited) (continued)

Euro	DBAB	Sell	14,218,263	17,699,429	6/18/15	1,614,317	-
Euro	JPHQ	Sell	2,600,000	3,236,741	6/18/15	295,363	-
Euro	MSCO	Sell	977,590	1,220,640	6/18/15	114,694	-
Japanese Yen	DBAB	Sell	1,072,725,000	9,406,701	6/18/15	329,500	(71,433)
Japanese Yen	JPHQ	Sell	227,754,944	1,972,270	6/18/15	29,883	-
Malaysian Ringgit	DBAB	Buy	227,680	65,625	6/18/15	-	(3,688)
Malaysian Ringgit	HSBC	Buy	48,000	14,110	6/18/15	-	(1,053)
Singapore Dollar	DBAB	Buy	2,163,000	1,700,605	6/18/15	-	(105,086)
Singapore Dollar	MSCO	Buy	2,682,949	2,077,269	6/18/15	-	(98,214)
British Pound	DBAB	Sell	3,387,851	5,134,289	7/23/15	37,118	-
Canadian Dollar	BZWS	Buy	789,000	666,751	7/23/15	-	(46,853)
Canadian Dollar	CITI	Buy	259,000	218,939	7/23/15	-	(15,449)
Canadian Dollar	DBAB	Buy	977,000	823,430	7/23/15	-	(55,825)
Euro	BZWS	Sell	140,843	168,129	7/23/15	8,723	-
Euro	CITI	Sell	352,000	420,079	7/23/15	21,686	-
Euro	DBAB	Sell	20,922,359	24,715,272	7/23/15	1,035,917	(558)
Euro	JPHQ	Sell	66,188	79,073	7/23/15	4,161	-
Japanese Yen	BZWS	Sell	76,810,000	648,033	7/23/15	-	(7,351)
Japanese Yen	CITI	Sell	153,390,000	1,292,260	7/23/15	-	(16,544)
Japanese Yen	DBAB	Sell	4,167,426,920	35,094,713	7/23/15	-	(463,961)
Japanese Yen	GSCO	Sell	51,310,000	433,636	7/23/15	-	(4,168)
Japanese Yen	HSBC	Sell	77,220,000	652,430	7/23/15	-	(6,451)
Japanese Yen	JPHQ	Sell	179,653,000	1,517,692	7/23/15	-	(15,202)
Malaysian Ringgit	DBAB	Buy	462,000	126,923	7/23/15	-	(1,615)
Singapore Dollar	DBAB	Buy	757,560	566,951	7/23/15	-	(8,311)
Euro	DBAB	Sell	82,500	110,798	11/03/15	17,248	-
Danish Krone	DBAB	Buy	34,000,000	5,304,543	1/15/16	-	(86,538)
Euro	DBAB	Sell	1,727,000	2,259,908	2/05/16	297,208	-
Euro	DBAB	Sell	2,360,000	3,106,468	3/01/16	422,770	-
Euro	DBAB	Sell	2,300,000	3,021,510	4/07/16	403,721	-
Euro	DBAB	Sell	3,300,000	4,453,350	8/05/16	686,555	-
Japanese Yen	JPHQ	Sell	258,876,041	2,538,000	9/02/16	306,524	-
Euro	DBAB	Buy	2,082,500	2,764,519	11/03/16	-	(382,289)
Euro	DBAB	Sell	2,082,500	2,795,756	11/03/16	413,524	-
Unrealized appreciation (depreciation)						23,154,657	(2,390,939)
Net unrealized appreciation (depreciation)						$20,763,718

*In U.S. dollars unless otherwise indicated.
aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Investors Securities Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)

At January 31, 2015, the fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts
				Periodic		Upfront
		Notional		Payment	Expiration	Premiums		Unrealized	Unrealized	Market
Description	Counterparty[a]	Amount[b]		Rate	Date	Paid (Received)		Appreciation	Depreciation	Value	Rating [c]
OTC Swaps
Contracts to Buy Protection
Single Name
Alcatel-Lucent USA Inc.	GSCO	10,000,000		5.00%	9/20/17	$(789,518)	$	- $	(148,192)	$(937,710)
Bank of America Corp.	FBCO	2,000,000		1.00%	9/20/17	2,530		-	(31,547)	(29,017)
Centex Corp.	FBCO	1,000,000		5.00%	6/20/16	(34,690)		-	(34,101)	(68,791)
Centex Corp.	JPHQ	4,000,000		5.00%	6/20/16	(166,093)		-	(109,073)	(275,166)
CIT Group Inc.	MSCO	5,000,000		5.00%	9/20/17	(432,524)		-	(14,738)	(447,262)
Constellation Brands Inc.	DBAB	6,600,000		5.00%	6/20/17	(570,526)		-	(146,265)	(716,791)
D.R. Horton Inc.	CITI	1,500,000		5.00%	6/20/17	(97,711)		-	(49,322)	(147,033)
D.R. Horton Inc.	JPHQ	2,400,000		5.00%	3/20/16	(105,126)		-	(18,237)	(123,363)
Dean Foods Co.	DBAB	4,255,000		5.00%	6/20/16	(190,521)		-	(81,284)	(271,805)
Dean Foods Co.	JPHQ	2,609,000		5.00%	6/20/16	(107,091)		-	(59,569)	(166,660)
Dell Inc.	GSCO	1,500,000		1.00%	9/20/15	(5,290)		-	(1,363)	(6,653)
Dell Inc.	GSCO	5,000,000		5.00%	6/20/16	(287,480)		-	(31,103)	(318,583)
DISH DBS Corp.	BZWS	3,500,000		5.00%	3/20/16	(171,398)		1,693	-	(169,705)
DISH DBS Corp.	JPHQ	2,000,000		5.00%	3/20/16	(88,322)		-	(8,652)	(96,974)
DPL Inc.	JPHQ	1,049,000		5.00%	12/20/16	(75,340)		9,662	-	(65,678)
Embarq Corp.	BZWS	3,000,000		5.00%	6/20/16	(107,392)		-	(92,114)	(199,506)
First Data Corp.	BZWS	2,450,000		5.00%	3/20/15	(7,880)		-	(7,265)	(15,145)
First Data Corp.	DBAB	650,000		5.00%	3/20/15	(2,064)		-	(1,954)	(4,018)
Ford Motor Credit Co. LLC	GSCO	5,000,000		5.00%	6/20/15	(84,769)		-	(9,878)	(94,647)
Government of Ireland	MSCO	2,000,000	EUR	1.00%	3/20/15	40,203		-	(43,043)	(2,840)
HCA Inc.	GSCO	11,000,000		5.00%	12/20/15	(426,793)		-	(21,409)	(448,202)
Hospitality Properties Trust	BOFA	3,000,000		5.00%	3/20/17	(247,256)		-	(42,198)	(289,454)
International Lease Finance Corp.	DBAB	8,325,000		5.00%	9/20/15	(228,073)		4,232	-	(223,841)
Kinder Morgan Inc.	GSCO	11,500,000		5.00%	3/20/16	(573,006)		-	(42,898)	(615,904)
Lennar Corp.	CITI	1,800,000		5.00%	9/20/19	(188,251)		-	(51,657)	(239,908)
Lennar Corp.	CITI	2,700,000		5.00%	12/20/19	(333,281)		-	(26,640)	(359,921)
Lennar Corp.	GSCO	3,408,000		5.00%	6/20/19	(446,872)		590	-	(446,282)
The New York Times Co.	GSCO	2,000,000		5.00%	12/20/16	(65,244)		-	(110,828)	(176,072)
Pactiv LLC	BZWS	2,100,000		5.00%	6/20/17	(119,257)		-	(72,407)	(191,664)
PPL Energy Supply LLC	JPHQ	8,000,000		5.00%	6/20/16	(473,339)		-	(10,903)	(484,242)
Springleaf Finance Corp.	GSCO	7,000,000		5.00%	12/20/15	(105,259)		-	(148,952)	(254,211)
Tenet Healthcare Corp	BZWS	5,600,000		5.00%	12/20/16	(319,623)		-	(100,170)	(419,793)
USG Corp.	GSCO	9,220,000		5.00%	12/20/16	(465,975)		11,841	(190,279)	(644,413)

Contracts to Sell Protection[d]
Single Name
Anadarko Petroleum Corp.	BZWS	4,300,000		1.00%	9/20/19	93,636		-	(96,431)	(2,795)	BBB
Bank of America Corp.	FBCO	2,000,000		1.00%	9/20/17	(2,530)		31,547	-	29,017	A-
Beazer Homes USA Inc.	CITI	1,800,000		5.00%	9/20/19	33,983		-	(8,940)	25,043	CCC
Beazer Homes USA Inc.	CITI	2,700,000		5.00%	12/20/19	75,205		-	(29,292)	45,913	CCC
Berkshire Hathaw ay Inc.	BOFA	2,700,000		1.00%	9/20/15	8,566		7,753	-	16,319	AA
Berkshire Hathaw ay Inc.	BZWS	5,000,000		1.00%	9/20/17	(38,846)		129,406	-	90,560	AA
Berkshire Hathaw ay Inc.	GSCO	1,400,000		1.00%	9/20/17	(354)		25,711	-	25,357	AA
First Data Corp.	BZWS	2,600,000		5.00%	3/20/16	17,352		113,437	-	130,789	B-
First Data Corp.	DBAB	500,000		5.00%	3/20/16	(999)		26,151	-	25,152	B-
Government of Lithuania	FBCO	250,000		1.00%	6/20/16	(3,109)		5,688	-	2,579	BBB
Government of Portugal	DBAB	3,700,000		1.00%	9/20/19	(185,433)		67,662	-	(117,771)	NR

Franklin Investors Securities Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)

Government of Portugal	JPHQ	5,300,000		1.00%	9/20/19	(234,011)	65,311	-	(168,700)	NR
iHeartCommunications Inc.	GSCO	2,400,000		5.00%	12/20/16	(219,020)	29,761	-	(189,259)	CCC-
PSEG Pow er LLC	JPHQ	7,600,000		1.00%	3/20/20	(108,560)	97,443	-	(11,117)	BBB+
PLC	CITI	3,000,000	EUR	1.00%	9/20/19	61,277	-	(37,387)	23,890	BBB
Tenet Healthcare Corp.	BZWS	4,000,000		5.00%	12/20/18	208,498	97,731	-	306,229	CCC+

Traded Index
CMBX.NA.AM.2	FBCO	8,000,000		0.50%	3/15/49	(111,538)	48,157	-	(63,381)	Investment
										Grade
LCDX.NA.21	FBCO	1,287,000		2.50%	12/20/18	38,549	8,362	-	46,911	Non
										Investment
										Grade
MCDX.NA.21	CITI	4,350,000		1.00%	12/20/18	(63,746)	48,057	-	(15,689)	Invesment
										Grade
MCDX.NA.23	CITI	4,500,000		1.00%	12/20/19	29,020	-	(8,852)	20,168	Invesment
										Grade
OTC Swaps unrealized appreciation (depreciation)							830,195	(1,886,943)
Net unrealized appreciation (depreciation)								$(1,056,748)

aPosting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end.

Counterparty	Collateral Posted (Received)
BOFA	$370,000
BZWS	550,000
CITI	440,000
DBAB	(17,945,494)
FBCO	(311,399)
GSCO	4,350,000
JPHQ	490,000
MSCO	210,200
Total collateral	$(11,846,693)

bIn U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
cBased on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
dThe fund enters contracts to sell protection to create a long credit position. Performance triggers include default, bankruptcy or restructuring for single name swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.

Franklin Investors Securities Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)

At January 31, 2015, the fund had the following cross-currency swap contracts outstanding. See Note 3.

Cross-Currency Sw ap Contracts

		Expiration	Notional		Unrealized	Unrealized
Description	Counterparty	Date	Amount		Appreciation Depreciation
Receive Fixed semi-annual 4.50%			2,747,819	USD
	CITI	1/01/16			$316,148	$-
Pay Fixed annual 4.00%			16,000,000	DKK

Receive Fixed semi-annual 2.47%			2,953,953	USD
	DBAB	1/04/16			364,335	-
Pay Fixed annual 2.00%			17,000,000	DKK

Receive Float quarterly 3-month USD BBA LIBOR + 2.18%			3,922,448	USD
	CITI	10/13/17			-	(1,638)
Pay Fixed annual 2.125%			3,500,000	CHF
Unrealized appreciation (depreciation)					680,483	(1,638)
Net unrealized appreciation (depreciation)					$678,845

Abbreviations

Counterparty

BOFA Bank of America N.A.
BZWS Barclays Bank PLC
CITI Citigroup, Inc.
DBAB Deutsche Bank AG
FBCO Credit Suisse Group AG
GSCO The Goldman Sachs Group, Inc.
HSBC HSBC Bank USA, N.A.
JPHQ JP Morgan Chase & Co.
MSCO Morgan Stanley

Currency

BRL Brazilian Real
CHF Swiss Franc
DKK Danish Krone
EUR Euro
GBP British Pound
HUF Hungarian Forint
JPY Japanese Yen
KRW South Korean Won
LKR Sri Lankan Rupee
MXN Mexican Peso
MYR Malaysian Ringgit
PHP Philippine Peso
PLN Polish Zloty
SGD Singapore Dollar

Selected Portfolio

ARM Adjustable Rate Mortgage
CD Certificate of Deposit

Franklin Investors Securities Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)

CDO Collateralized Debt Obligation
CLO Collateralized Loan Obligation
COP Certificate of Participation
ETF Exchange Traded Fund
FICO Financing Corp.
FRN Floating Rate Note
GO General Obligation
ISD Independent School District
MFM Multi-Family Mortgage
NATL National Public Financial Guarantee Corp.
PSF Permanent School Fund
RDA Redevelopment Agency/Authority
REIT Real Estate Investment Trust
UHSD Unified/Union High School District

Franklin Investors Securities Trust

Statement of Investments, January 31, 2015 (unaudited)

Franklin Real Return Fund	Country	Shares	Value
Common Stocks and Other Equity Interests 17.1%
Energy 4.2%
Anadarko Petroleum Corp.	United States	21,400	$1,749,450
California Resources Corp.	United States	6,600	33,792
Chevron Corp.	United States	18,300	1,876,299
Devon Energy Corp.	United States	13,500	813,645
Exxon Mobil Corp.	United States	26,777	2,340,845
Halliburton Co.	United States	29,000	1,159,710
Marathon Oil Corp.	United States	42,300	1,125,180
Noble Energy Inc.	United States	11,800	563,332
Occidental Petroleum Corp.	United States	16,500	1,320,000
Peabody Energy Corp.	United States	62,400	388,752
Pioneer Natural Resources Co.	United States	4,100	617,173
Schlumberger Ltd.	United States	24,850	2,047,392
[a]Southwestern Energy Co.	United States	25,200	624,708
[a]Weatherford International PLC	United States	61,500	635,295
			15,295,573
Materials 2.6%
BHP Billiton Ltd., ADR	Australia	19,100	884,903
The Dow Chemical Co.	United States	38,100	1,720,596
Freeport-McMoRan Inc., B	United States	55,046	925,323
Goldcorp Inc.	Canada	104,000	2,499,120
Nucor Corp.	United States	25,400	1,108,710
Potash Corp. of Saskatchewan Inc.	Canada	37,700	1,377,558
Rio Tinto PLC, ADR	United Kingdom	17,300	763,449
			9,279,659
Real Estate 10.3%
SPDR Dow Jones REIT ETF	United States	383,000	37,097,380
Total Common Stocks and Other Equity Interests (Cost $46,413,878)			61,672,612
		Principal Amount*
Corporate Bonds 6.1%
Banks 0.4%
[b]CIT Group Inc., secured note, 144A, 5.50%, 2/15/19	United States	1,200,000	1,276,830
Consumer Services 0.3%
MGM Resorts International, senior note,
6.625%, 7/15/15	United States	300,000	306,000
8.625%, 2/01/19	United States	500,000	566,250
7.75%, 3/15/22	United States	200,000	222,750
			1,095,000
Diversified Financials 0.4%
Ally Financial Inc., senior note, 7.50%, 9/15/20	United States	1,200,000	1,428,000
Energy 1.6%
Chesapeake Energy Corp., senior note,
6.625%, 8/15/20	United States	1,000,000	1,076,250
6.125%, 2/15/21	United States	200,000	212,000
CONSOL Energy Inc., senior note,
8.25%, 4/01/20	United States	100,000	100,750
6.375%, 3/01/21	United States	400,000	388,000
5.875%, 4/15/22	United States	300,000	261,750
Energy Transfer Equity LP, senior note, first lien, 7.50%, 10/15/20	United States	1,000,000	1,117,700
Linn Energy LLC/Finance Corp., senior note, 6.25%, 11/01/19	United States	1,000,000	767,500
Peabody Energy Corp., senior note, 6.25%, 11/15/21	United States	1,000,000	753,750
Sabine Pass Liquefaction LLC, first lien, 5.625%, 2/01/21	United States	1,000,000	1,006,250
			5,683,950
Food, Beverage & Tobacco 0.2%
Del Monte Corp., senior note, 7.625%, 2/15/19	United States	686,000	682,570
Health Care Equipment & Services 0.4%
HCA Inc., first lien, senior secured note, 5.875%, 3/15/22	United States	1,200,000	1,341,000

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Investors Securities Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)
Materials 1.0%
ArcelorMittal, senior note, 6.75%, 2/25/22	Luxembourg	1,200,000	1,281,750
[b]FMG Resources (August 2006) Pty. Ltd., senior note, 144A, 6.875%, 2/01/18	Australia	355,556	345,111
Novelis Inc., senior note,
8.375%, 12/15/17	Canada	200,000	208,000
8.75%, 12/15/20	Canada	600,000	646,500
Reynolds Group Issuer Inc./LLC/SA, senior note, 8.50%, 5/15/18	United States	1,200,000	1,228,500
			3,709,861
Media 0.3%
CSC Holdings LLC, senior note, 6.75%, 11/15/21	United States	1,000,000	1,123,750
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
[b]Valeant Pharmaceuticals International Inc., senior note, 144A, 7.50%, 7/15/21	United States	1,000,000	1,098,750
Software & Services 0.3%
[b]First Data Corp., senior secured note, 144A, 7.375%, 6/15/19	United States	1,000,000	1,051,250
Telecommunication Services 0.9%
Frontier Communications Corp.,
senior bond, 7.625%, 4/15/24	United States	600,000	637,500
senior note, 7.875%, 1/15/27	United States	400,000	408,750
Intelsat Jackson Holdings SA, senior note, 7.25%, 10/15/20	Luxembourg	1,000,000	1,052,500
[b]Sprint Nextel Corp., senior note, 144A, 7.00%, 3/01/20	United States	1,200,000	1,315,500
			3,414,250
Total Corporate Bonds (Cost $21,250,688)			21,905,211
[c]Senior Floating Rate Interests 4.8%
Automobiles & Components 0.2%
Crowne Group LLC, Term Loan, 6.00%, 9/30/20	United States	239,600	236,006
FRAM Group Holdings Inc. (Autoparts Holdings), Term Loan, 6.50%, 7/29/17	United States	217,132	216,914
Henniges Automotive Holdings Inc., Term Loans, 5.50%, 6/12/21	United States	176,615	177,498
UCI International Inc., Term Loan, 5.50%, 7/26/17	United States	83,487	83,243
			713,661
Capital Goods 0.3%
Alfred Fueling Systems Inc. (Wayne Fueling), First Lien Initial Term Loan, 4.75%,
6/20/21	United States	67,262	66,589
Doncasters U.S. Finance LLC, Term B Loans, 4.50%, 4/09/20	United States	49,470	49,140
[d]Generac Power Systems Inc., Term Loans, 5.00%, 5/31/20	United States	49,672	48,662
Onsite Rental Group Operations Pty. Ltd., Term B Loan, 5.50%, 7/30/21	United States	319,593	316,397
Sensus USA Inc., First Lien Term Loan, 4.50%, 5/09/17	United States	185,358	181,651
Signode Industrial Group U.S. Inc., Initial Term B Loan, 3.75%, 5/01/21	United States	179,781	175,062
TransDigm Inc.,
Tranche C Term Loan, 3.75%, 2/28/20	United States	69,313	68,452
Tranche D Term Loan, 3.75%, 6/04/21	United States	49,568	48,948
[d]WireCo Worldgroup Inc., Term Loan, 7.00%, 2/15/17	United States	7,433	7,447
			962,348
Commercial & Professional Services 0.2%
Interactive Data Corp., Term Loan, 4.75%, 5/02/21	United States	753,191	752,014
Consumer Services 0.4%
24 Hour Fitness Worldwide Inc., Term Loan, 4.75%, 5/30/21	United States	201,299	195,385
Cannery Casino Resorts LLC, Term Loan, 6.00%, 10/02/18	United States	411,296	390,731
Diamond Resorts Corp., Term Loans, 5.50%, 5/09/21	United States	94,689	94,689
Fitness International LLC, Term B Loan, 5.50%, 7/01/20	United States	462,355	440,971
TGI Friday's Inc., First Lien Initial Term Loan, 5.25%, 7/15/20	United States	7,128	7,102
Travelport Finance Luxembourg S.A.R.L., Initial Term Loan, 6.00%, 9/02/21	Luxembourg	461,272	462,541
			1,591,419
Diversified Financials 0.1%
Guggenheim Partners Investment Management Holdings LLC, Initial Term Loan,
4.25%, 7/22/20	United States	55,817	55,748
Realogy Group LLC, Initial Term B Loans, 3.75%, 3/05/20	United States	13,272	13,096
Trans Union LLC, 2014 Replacement Term Loan, 4.00%, 4/09/21	United States	384,296	379,552
			448,396
Energy 0.4%
Citgo Petroleum Corp., Term B Loan, 4.50%, 7/29/21	United States	33,818	32,522

Franklin Investors Securities Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)
Drillships Ocean Ventures Inc. and Drillships Vent, Term Loan, 5.50%, 7/25/21	United States	78,406	65,338
McJunkin Red Man Corp., 2013 Term Loan, 5.00%, 11/11/19	United States	144,758	133,660
OSG Bulk Ships Inc., Initial Term Loan, 5.25%, 8/05/19	United States	180,595	178,677
OSG International Inc., Initial Term Loan, (OIN), 5.75%, 8/05/19	United States	290,047	288,234
[d]Peabody Energy Corp., Term Loan, 4.25%, 9/24/20	United States	174,994	148,471
UTEX Industries Inc., First Lien Initial Term Loan, 5.00%, 5/22/21	United States	559,263	514,522
			1,361,424
Food, Beverage & Tobacco 0.0%†
Big Heart Pet Brands (Del Monte Pet), Initial Term Loans, 3.50%, 3/09/20	United States	169,389	163,635
Health Care Equipment & Services 0.4%
Community Health Systems Inc., 2021 Term D Loan, 4.25%, 1/27/21	United States	140,350	140,460
Connolly LLC, Initial Term Loan, 5.00%, 5/14/21	United States	283,016	283,016
Millennium Health LLC, Tranche B Term Loan, 5.25%, 4/16/21	United States	193,361	192,959
Surgery Centers Holdings Inc., Term Loan, 5.25%, 11/03/20	United States	10,700	10,459
Truven Health Analytics Inc., New Tranche B Term Loan, 4.50%, 6/06/19	United States	182,121	176,657
U.S. Renal Care Inc., Tranche B-2 Term Loan, 4.25%, 7/03/19	United States	490,996	485,473
			1,289,024
Household & Personal Products 0.2%
FGI Operating Co. LLC (Freedom Group), Term B Loans, 5.50%, 4/19/19	United States	738,289	718,909
Materials 1.2%
Appvion Inc., Term Loan, 5.75%, 6/28/19	United States	147,254	144,216
Arysta Lifescience SPC LLC, Initial Term Loan, 4.50%, 5/29/20	United States	518,267	517,403
AZ Chem US Inc., First Lien Initial Term Loan, 4.50%, 6/12/21	United States	225,578	221,377
Caraustar Industries Inc.,
Term Loan B, 7.50%, 5/01/19	United States	234,239	228,383
[d]Term Loan C, 9.00%, 5/01/19	United States	400,000	388,000
Cyanco Intermediate Corp., Initial Term Loan, 5.50%, 5/01/20	United States	545,831	533,550
[d]Exopack Holdings SA, USD Term Loan, 5.25%, 5/08/19	Luxembourg	538,056	537,496
[d]FMG America Finance Inc. (Fortescue Metals Group), Loans, 3.75%, 6/30/19	United States	620,205	549,214
[d]Ineos U.S. Finance LLC, Dollar Term Loan, 3.75%, 5/04/18	United States	42,369	41,318
MacDermid Holdings LLC, First Lien Tranche B Term Loan, 4.00%, 6/07/20	United States	444,146	443,590
OCI Beaumont LLC, Term B-3 Loan, 5.00%, 8/20/19	United States	155,748	154,969
Oxbow Carbon LLC, First Lien Tranche B Term Loan, 4.25%, 7/19/19	United States	63,408	59,841
Reynolds Group Holdings Inc., U.S. Term Loan, 4.00%, 12/01/18	United States	244,701	242,441
Tronox Pigments (Netherlands) BV, Term Loan, 4.00%, 3/19/20	Netherlands	138,456	137,126
Univar Inc., Term B Loan, 5.00%, 6/30/17	United States	63,786	61,761
			4,260,685
Media 0.4%
Cumulus Media Holdings Inc., Term Loans, 4.25%, 12/23/20	United States	76,061	74,492
Radio One Inc., Term Loan, 7.50%, 3/31/16	United States	257,875	259,486
[d]Regal Cinemas Corp., Term Loan, 4.75%, 8/23/17	United States	62,700	61,994
[d]UPC Financing Partnership (UPC Broadband Holdings BV), Term Loan AH, 4.75%,
6/30/21	Netherlands	128,599	126,054
William Morris Endeavor Entertainment LLC, Term Loans First Lien, 5.25%, 5/06/21	United States	923,550	904,791
[d]Zuffa LLC, Initial Term Loan, 5.75%, 2/25/20	United States	49,672	48,027
			1,474,844
Retailing 0.4%
BJ's Wholesale Club Inc., 2013 (Nov) Replacement Loans, 4.50%, 9/26/19	United States	322,697	318,837
Evergreen AcqCo. 1 LP (Savers), Term Loan, 5.00%, 7/09/19	United States	749,096	723,814
The Men's Wearhouse Inc., Tranche B Term Loan, 4.50%, 6/18/21	United States	216,354	216,307
Sears Roebuck Acceptance Corp., Term Loan, 5.50%, 6/30/18	United States	261	253
			1,259,211
Semiconductors & Semiconductor Equipment 0.0%†
M/A-COM Technology Solutions Holdings Inc., Initial Term Loan, 4.50%, 5/07/21	United States	97,013	97,498
Software & Services 0.5%
BMC Software Finance Inc., Initial U.S. Term Loans, 5.00%, 9/10/20	United States	669,200	649,505
MoneyGram International Inc., Term Loan, 4.25%, 3/28/20	United States	729,513	681,183
Sungard Availability Services Capital Inc., Tranche B Term Loan, 6.00%, 3/31/19	United States	507,812	430,370

Franklin Investors Securities Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)

[d]Worldpay U.S. Inc., Facility B2A-II Loan, 6.25%, 11/30/19	United States	90,776			90,722
					1,851,780
Technology Hardware & Equipment 0.0%†
[d]CIENA Corp., Term Loan, 5.25%, 7/15/19	United States	33,095			32,889
Presidio Inc., Term Loan, 6.25%, 3/31/17	United States	114,905			114,905
					147,794
Transportation 0.1%
Global Tip Finance BV/Finance America LLC, Facility C Commitment, 7.00%, 10/16/20	United States	258,970			258,322
Utilities 0.0%†
[d]Calpine Construction Finance Co. LP, Term B-1 Loan, 4.50%, 5/03/20	United States	32,112			31,181
Total Senior Floating Rate Interests (Cost $17,737,771)					17,382,145
Foreign Government and Agency Securities 17.1%
Government of Hungary, senior note,
6.375%, 3/29/21	Hungary	620,000			730,363
[e]Reg S, 3.50%, 7/18/16	Hungary	60,000		EUR	70,654
[e]Reg S, 4.375%, 7/04/17	Hungary	150,000		EUR	182,414
[e]Reg S, 5.75%, 6/11/18	Hungary	435,000		EUR	563,628
[e]Reg S, 3.875%, 2/24/20	Hungary	180,000		EUR	225,201
Government of Ireland, senior bond, 4.40%, 6/18/19	Ireland	1,200,000		EUR	1,594,996
Government of Malaysia,
3.741%, 2/27/15	Malaysia	14,275,000		MYR	3,933,027
3.835%, 8/12/15	Malaysia	5,660,000		MYR	1,563,410
4.72%, 9/30/15	Malaysia	2,580,000		MYR	717,141
3.197%, 10/15/15	Malaysia	2,395,000		MYR	659,214
senior bond, 3.814%, 2/15/17	Malaysia	6,100,000		MYR	1,692,374
senior note, 3.172%, 7/15/16	Malaysia	8,700,000		MYR	2,388,864
Government of Mexico, 8.00%, 12/17/15	Mexico	1,273,000	[f]	MXN	8,843,828
Government of Poland,
6.25%, 10/24/15	Poland	11,600,000		PLN	3,236,388
5.00%, 4/25/16	Poland	11,500,000		PLN	3,234,334
[c]FRN, 2.01%, 1/25/17	Poland	15,515,000		PLN	4,199,304
[c]FRN, 2.01%, 1/25/21	Poland	15,738,000		PLN	4,229,240
Korea Monetary Stabilization Bond,
senior bond, 2.47%, 4/02/15	South Korea	407,700,000		KRW	370,128
senior bond, 2.80%, 8/02/15	South Korea	275,650,000		KRW	251,084
senior bond, 2.81%, 10/02/15	South Korea	175,000,000		KRW	159,617
senior note, 2.74%, 2/02/15	South Korea	700,000,000		KRW	634,978
senior note, 2.76%, 6/02/15	South Korea	379,500,000		KRW	345,137
Korea Treasury Bond, senior note,
3.25%, 6/10/15	South Korea	101,000,000		KRW	92,020
2.75%, 12/10/15	South Korea	1,081,700,000		KRW	987,602
2.75%, 6/10/16	South Korea	3,000,000,000		KRW	2,749,558
3.00%, 12/10/16	South Korea	9,258,500,000		KRW	8,557,814
[g]Mexican Udibonos, Index Linked, 5.00%, 6/16/16	Mexico	483,132	[h]	MXN	3,402,811
[i]Nota Do Tesouro Nacional, Index Linked, 6.00%,
5/15/15	Brazil	2,100	[j]	BRL	2,007,861
8/15/16	Brazil	1,343	[j]	BRL	1,274,020
8/15/18	Brazil	1,270	[j]	BRL	1,208,872
5/15/45	Brazil	1,680	[j]	BRL	1,590,805
Total Foreign Government and Agency Securities (Cost $69,953,787)					61,696,687
U.S. Government and Agency Securities 49.6%
[g]U.S. Treasury Bond, Index Linked, 0.125%, 4/15/17	United States	38,476,155			39,017,206
[g]U.S. Treasury Note, Index Linked,
0.50%, 4/15/15	United States	28,882,072			28,594,378
1.875%, 7/15/15	United States	50,393,290			50,647,222
2.00%, 1/15/16	United States	39,270,702			40,010,091
1.625%, 1/15/18	United States	19,166,291			20,437,553
Total U.S. Government and Agency Securities (Cost $180,306,348)					178,706,450

Franklin Investors Securities Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)
Total Investments before Short Term Investments (Cost $335,662,472)		341,363,105
Short Term Investments (Cost $18,232,596) 5.1%
Repurchase Agreements 5.1%
[k]Joint Repurchase Agreement, 0.045%, 2/02/15 (Maturity Value $18,232,665)	18,232,596	18,232,596
BNP Paribas Securities Corp. (Maturity Value $4,474,296)
HSBC Securities (USA) Inc. (Maturity Value $9,396,022)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $4,362,347)
Collateralized by U.S. Government Agency Securities, 0.115% - 1.50%, 7/16/15 -
8/23/17; U.S. Government Agency Securities, Strips, 6/01/17; and U.S. Treasury
Notes, Index Linked, 1.125%, 7/15/22 - 7/15/24 (valued at $18,608,151)
Total Investments (Cost $353,895,068) 99.8%		359,595,701
Other Assets, less Liabilities 0.2%		789,148
Net Assets 100.0%		$360,384,849

* The principal amount is stated in U.S. dollars unless otherwise indicated.
† Rounds to less than 0.1% of net assets.
a Non-income producing.
b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
January 31, 2015, the aggregate value of these securities was $5,087,441, representing 1.41% of net assets.
c The coupon rate shown represents the rate at period end.
d A portion or all of the security purchased on a delayed delivery basis.
e Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2015, the aggregate value of these securities was $1,041,897, representing 0.29% of net assets.
f Principal amount is stated in 100 Mexican Peso Units.
g Principal amount of security is adjusted for inflation.
h Principal amount is stated in 100 Unidad de Inversion Units.
i Redemption price at maturity is adjusted for inflation.
j Principal amount is stated in 1,000 Brazilian Real Units.
k Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At January 31, 2015, all repurchase agreements had been entered into on January 30, 2015.

At January 31, 2015, the fund had the following forward exchange contracts outstanding. See Note 3.

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
Chilean Peso	DBAB	Buy	328,810,000	$568,875	2/09/15	$-	$(50,438)
Euro	DBAB	Sell	1,121,244	1,542,271	2/09/15	275,555	-
Swedish Krona	DBAB	Buy	33,272,400	5,104,186	2/09/15	-	(1,082,838)
Swedish Krona	DBAB	Sell	33,272,400	4,478,899	2/09/15	457,551	-
Singapore Dollar	DBAB	Buy	4,395,600	3,506,382	3/09/15	-	(260,592)
Chilean Peso	JPHQ	Buy	1,159,473,700	1,972,229	5/07/15	-	(158,611)
Euro	DBAB	Sell	1,465,200	1,998,826	5/07/15	342,124	-
Euro	MSCO	Sell	2,700,000	3,395,412	6/18/15	340,904	-
Euro	DBAB	Sell	7,044,000	8,412,861	7/23/15	440,467	-
Singapore Dollar	DBAB	Buy	3,787,800	2,834,755	7/23/15	-	(41,557)

Franklin Investors Securities Trust
Statement of Investments, January 31, 2015 (unaudited) (continued)
Unrealized appreciation (depreciation)	1,856,601	(1,594,036)
Net unrealized appreciation (depreciation)	$262,565
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

ABBREVIATIONS

Counterparty

DBAB - Deutsche Bank AG
JPHQ - JP Morgan Chase & Co.
MSCO - Morgan Stanley

ABBREVIATIONS

Currency

BRL - Brazilian Real
EUR - Euro
KRW - South Korean Won
MXN - Mexican Peso
MYR - Malaysian Ringgit
PLN - Polish Zloty

Selected Portfolio

ADR - American Depositary Receipt
ETF - Exchange Traded Fund
FRN - Floating Rate Note
REIT - Real Estate Investment Trust
SPDR - S&P Depositary Receipt

Franklin Investors Securities Trust

Statement of Investments, January 31, 2015 (unaudited)

Franklin Total Return Fund	Country	Shares/Units/Warrants		Value
Common Stocks and Other Equity Interests 1.2%
Automobiles & Components 0.0%†
General Motors Co.	United States	4,796		$156,446
[a]General Motors Co., wts., 7/10/16	United States	4,361		100,129
[a]General Motors Co., wts., 7/10/19	United States	4,361		67,595
				324,170
Consumer Services 0.1%
[a,b,c] Turtle Bay Resort	United States	1,550,568		2,674,729
Diversified Financials 1.1%
PowerShares Senior Loan Portfolio, ETF	United States	2,640,000		63,280,800
Materials 0.0%†
[a]Verso Corp.	United States	9,433		19,808
Total Common Stocks and Other Equity Interests (Cost $67,387,051)				66,299,507
Preferred Stocks 0.4%
Banks 0.3%
U.S. Bancorp, 6.00%, pfd., G	United States	640,000		17,382,400
Diversified Financials 0.1%
Citigroup Capital XIII, 8.75%, pfd.	United States	93,000		2,459,850
Total Preferred Stocks (Cost $18,325,000)				19,842,250
		Principal Amount*
Corporate Bonds 34.3%
Automobiles & Components 0.5%
Ford Motor Credit Co. LLC, senior note,
1.684%, 9/08/17	United States	9,200,000		9,215,750
5.00%, 5/15/18	United States	3,000,000		3,284,919
8.125%, 1/15/20	United States	5,000,000		6,290,405
5.75%, 2/01/21	United States	1,000,000		1,168,883
5.875%, 8/02/21	United States	1,175,000		1,393,549
[d]Hyundai Capital America, senior note, 144A, 4.00%, 6/08/17	South Korea	4,400,000		4,631,220
				25,984,726
Banks 7.6%
[e]Banca Monte Dei Paschi Di Siena SpA, secured note, Reg S, 2.875%, 4/16/21	Italy	13,500,000	EUR	16,782,852
Banco Comercial Portugues SA, 4.75%, 6/22/17	Portugal	5,400,000	EUR	6,663,821
[d]Banco do Brasil SA/Cayman, sub. note, 144A, 5.875%, 1/26/22	Brazil	8,500,000		8,496,345
[e]Banco Popolare Societa Cooperativa, senior note, Reg S, 4.75%, 3/31/16	Italy	9,700,000	EUR	11,509,978
Banco Santander Totta SA, secured note, 1.50%, 4/03/17	Portugal	3,000,000	EUR	3,471,420
Bank of America Corp.,
[f] junior sub. bond, M, 8.125% to 5/15/18, FRN thereafter, Perpetual	United States	6,000,000		6,476,250
senior note, 4.75%, 8/01/15	United States	8,000,000		8,160,080
senior note, 5.625%, 10/14/16	United States	8,400,000		9,003,078
[e]Bankinter SA, senior note, Reg S, 1.75%, 6/10/19	Spain	12,500,000	EUR	14,689,475
[e]Barclays Bank PLC, senior sub. note, Reg S, 6.00%, 1/14/21	United Kingdom	8,000,000	EUR	11,213,313
Barclays PLC, sub. note, 4.375%, 9/11/24	United Kingdom	500,000		509,688
CIT Group Inc., senior note, 5.00%,
5/15/17	United States	22,500,000		23,217,187
8/15/22	United States	6,000,000		6,322,500
Citigroup Inc.,
senior note, 8.125%, 7/15/39	United States	4,400,000		6,876,474
sub. note, 3.50%, 5/15/23	United States	20,000,000		20,112,540
Depfa ACS Bank, secured bond, 1.65%, 12/20/16	Ireland	520,000,000	JPY	4,496,179
Discover Bank, sub. note, 8.70%, 11/18/19	United States	948,000		1,185,853
[d]HSBC Bank Brasil SA, senior note, 144A, 4.00%, 5/11/16	Brazil	7,500,000		7,642,575
HSBC Holdings PLC,
[f] junior sub. bond, 5.625% to 1/17/20, FRN thereafter, Perpetual	United Kingdom	9,500,000		9,663,353
sub. note, 6.50%, 9/15/37	United Kingdom	3,000,000		3,990,768
[e]HSBK (Europe) BV, senior note, Reg S, 7.25%, 5/03/17	Kazakhstan	3,850,000		3,836,737
Intesa Sanpaolo SpA, senior note,
2.375%, 1/13/17	Italy	24,500,000		24,836,385

Quarterly Statement of Investments. | See Notes to Statements of Investments.

Franklin Investors Securities Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)
3.875%, 1/16/18	Italy	4,300,000		4,530,889
3.875%, 1/15/19	Italy	10,450,000		11,025,586
JPMorgan Chase & Co.,
[f] junior sub. bond, V, 5.00% to 7/30/19, FRN thereafter, Perpetual	United States	6,500,000		6,467,500
[f] junior sub. note, X, 6.10% to 10/01/24, FRN thereafter, Perpetual	United States	10,400,000		10,660,000
senior note, 4.25%, 10/15/20	United States	9,000,000		9,881,325
senior note, 3.25%, 9/23/22	United States	11,400,000		11,789,230
JPMorgan Chase Bank NA, sub. note, 6.00%, 10/01/17	United States	3,000,000		3,335,913
Merrill Lynch & Co. Inc., senior note, 6.875%, 4/25/18	United States	12,000,000		13,842,636
[d]Mizuho Financial Group Cayman 3 Ltd., sub. note, 144A, 4.60%, 3/27/24	Japan	8,700,000		9,475,997
[d]Norddeutsche Landesbank Girozentrale, secured note, 144A, 2.00%, 2/05/19	Germany	7,000,000		7,133,350
Royal Bank of Scotland Group PLC, sub. note, 6.125%, 12/15/22	United Kingdom	1,100,000		1,242,313
The Royal Bank of Scotland PLC, sub. note, 6.934%, 4/09/18	United Kingdom	4,000,000	EUR	5,196,390
[d]Shinhan Bank, senior note, 144A, 1.875%, 7/30/18	South Korea	10,000,000		9,935,150
SVB Financial Group, senior note, 5.375%, 9/15/20	United States	6,000,000		6,906,552
[g]UniCredit SpA, senior note, FRN, 2.088%, 10/31/17	Italy	9,500,000	EUR	10,956,397
[e]Unione di Banche Italiane SCpA, senior note, Reg S, 2.875%, 2/18/19	Italy	12,000,000	EUR	14,507,621
[f,g] Wachovia Capital Trust III, junior sub. bond, FRN, 5.57%, Perpetual	United States	15,600,000		15,380,508
Wells Fargo & Co.,
[f] junior sub. bond, 5.875% to 6/15/25, FRN thereafter, Perpetual	United States	9,900,000		10,395,000
[f] junior sub. bond, S, 5.90% to 6/15/24, FRN thereafter, Perpetual	United States	5,500,000		5,665,000
sub. bond, 4.65%, 11/04/44	United States	10,000,000		11,107,270
[d]Woori Bank, sub.note, 144A, 4.75%, 4/30/24	South Korea	11,750,000		12,718,729
				401,310,207
Capital Goods 0.6%
[e]Aeroporti Di Roma SpA, senior note, Reg S, 3.25%, 2/20/21	Italy	5,000,000	EUR	6,396,841
NBCUniversal Media LLC, senior bond, 4.45%, 1/15/43	United States	8,100,000		9,386,726
[d]Sydney Airport Finance Co. Pty. Ltd., 144A, 3.90%, 3/22/23	Australia	14,000,000		14,818,230
USG Corp., senior note, 6.30%, 11/15/16	United States	1,000,000		1,050,000
				31,651,797
Consumer Durables & Apparel 0.9%
Beazer Homes USA Inc., senior note, 5.75%, 6/15/19	United States	4,500,000		4,286,250
Centex Corp., senior note, 6.50%, 5/01/16	United States	19,795,000		20,982,700
D.R. Horton Inc., senior bond, 5.625%, 1/15/16	United States	7,000,000		7,245,000
Lennar Corp., senior note,
5.60%, 5/31/15	United States	7,692,000		7,805,072
4.50%, 6/15/19	United States	4,235,000		4,282,644
Toll Brothers Finance Corp., senior note, 5.15%, 5/15/15	United States	2,010,000		2,020,050
				46,621,716
Consumer Services 0.1%
Yum! Brands Inc., senior note, 5.30%, 9/15/19	United States	3,000,000		3,370,761
Diversified Financials 2.1%
American Express Centurion Bank, senior note, 5.95%, 6/12/17	United States	800,000		888,070
Capital One Bank USA NA, sub. bond, 3.375%, 2/15/23	United States	6,000,000		6,124,656
Deutsche Bank AG, sub. bond, 4.296% to 5/24/23, FRN thereafter, 5/24/28	Germany	10,000,000		10,034,500
Discover Financial Services, senior note, 3.85%, 11/21/22	United States	3,052,000		3,213,497
General Electric Capital Corp., senior note,
5.625%, 5/01/18	United States	500,000		566,472
A, 8.50%, 4/06/18	United States	135,000,000	MXN	10,070,904
General Motors Financial Co. Inc., senior note, 4.375%, 9/25/21	United States	12,500,000		13,265,625
[d]Hutchison Whampoa International 11 Ltd., senior note, 144A, 3.50%, 1/13/17	Hong Kong	9,500,000		9,859,290
Irish Life & Permanent PLC, senior note, 4.00%, 3/10/15	Ireland	10,000,000	EUR	11,334,909
Morgan Stanley,
senior bond, 4.30%, 1/27/45	United States	10,000,000		10,591,700
senior note, 6.00%, 4/28/15	United States	2,140,000		2,167,784
senior sub. bond, 4.35%, 9/08/26	United States	12,500,000		13,126,437
Navient Corp., senior note,
8.45%, 6/15/18	United States	3,400,000		3,852,574
5.50%, 1/15/19	United States	1,400,000		1,451,800
[d]Prudential Covered Trust, secured note, 144A, 2.997%, 9/30/15	United States	12,660,000		12,818,642
				109,366,860
Energy 5.7%
Anadarko Petroleum Corp., senior note, 6.45%, 9/15/36	United States	2,260,000		2,898,407

Franklin Investors Securities Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)
Apache Corp., senior bond, 4.25%, 1/15/44	United States	19,800,000		18,775,469
[d]California Resources Corp., senior bond, 144A, 6.00%, 11/15/24	United States	7,000,000		5,775,000
CGG SA, senior note, 6.50%, 6/01/21	France	3,000,000		2,317,500
Chesapeake Energy Corp., senior note,
6.625%, 8/15/20	United States	2,000,000		2,152,500
5.75%, 3/15/23	United States	3,000,000		3,120,000
Clayton Williams Energy Inc., senior note, 7.75%, 4/01/19	United States	4,000,000		3,460,000
CNOOC Finance 2013 Ltd., senior note, 3.00%, 5/09/23	China	14,000,000		13,746,180
CNOOC Nexen Finance 2014 ULC, senior note, 4.25%, 4/30/24	China	11,100,000		11,996,891
El Paso Pipeline Partners Operating Co. LLC, senior note, 4.30%, 5/01/24	United States	15,900,000		16,419,835
[d]Enable Midstream Partners LP, senior note, 144A, 3.90%, 5/15/24	United States	9,700,000		9,543,015
Energy Transfer Equity LP, senior note, first lien, 7.50%, 10/15/20	United States	6,000,000		6,706,200
Energy Transfer Partners LP, senior note, 5.20%, 2/01/22	United States	6,000,000		6,588,864
EnLink Midstream Partners LP, senior bond, 5.05%, 4/01/45	United States	12,500,000		12,842,687
Ensco PLC, senior bond, 5.75%, 10/01/44	United States	7,600,000		7,808,992
Enterprise Products Operating LLC,
junior sub. note, 7.034% to 1/15/18, FRN thereafter, 1/15/68	United States	3,500,000		3,817,551
senior note, 3.35%, 3/15/23	United States	17,000,000		17,425,034
[d]Gaz Capital SA, (OJSC Gazprom), loan participation,
senior bond, 144A, 6.212%, 11/22/16	Russia	2,800,000		2,709,000
senior note, 144A, 3.85%, 2/06/20	Russia	10,000,000		7,948,850
Kinder Morgan Energy Partners LP,
senior bond, 3.45%, 2/15/23	United States	9,700,000		9,605,309
senior note, 4.25%, 9/01/24	United States	10,000,000		10,405,820
Kinder Morgan Finance Co. LLC,
senior bond, 5.70%, 1/05/16	United States	28,205,000		29,202,188
[d] senior secured note, 144A, 6.00%, 1/15/18	United States	5,000,000		5,455,605
Kinder Morgan Inc., senior note, 7.00%, 6/15/17	United States	1,100,000		1,218,250
Linn Energy LLC/Finance Corp., senior note, 6.25%, 11/01/19	United States	7,000,000		5,372,500
[d]LUKOIL International Finance BV, senior note, 144A, 4.563%, 4/24/23	Russia	19,000,000		14,575,945
Oceaneering International Inc., senior note, 4.65%, 11/15/24	United States	7,900,000		8,027,150
Peabody Energy Corp., senior note, 6.25%, 11/15/21	United States	6,000,000		4,522,500
Penn Virginia Corp., senior note, 8.50%, 5/01/20	United States	4,000,000		3,340,000
[g]Petrobras Global Finance BV, senior note, FRN, 3.123%, 3/17/20	Brazil	14,400,000		12,186,000
[d]Petrofac Ltd., senior note, 144A, 3.40%, 10/10/18	United Kingdom	7,600,000		7,498,122
[d]Sanchez Energy Corp., senior note, 144A, 6.125%, 1/15/23	United States	4,000,000		3,560,000
[d]Sinopec Group Overseas Development 2014 Ltd., senior note, 144A, 4.375%, 4/10/24	China	14,000,000		15,325,380
Sunoco Logistics Partners Operations LP, senior note, 4.25%, 4/01/24	United States	9,300,000		9,684,481
Transcontinental Gas Pipe Line Corp., senior note, 6.05%, 6/15/18	United States	550,000		625,034
Weatherford International Ltd., senior bond, 5.95%, 4/15/42	United States	4,900,000		3,629,097
				300,285,356
Food & Staples Retailing 0.9%
[e]Casino Guichard Perrachon SA, senior note, Reg S, 3.311%, 1/25/23	France	9,000,000	EUR	11,571,452
[d]Cencosud SA, senior note, 144A, 4.875%, 1/20/23	Chile	17,000,000		16,985,805
CVS Health Corp., senior note, 5.75%, 6/01/17	United States	362,000		401,017
The Kroger Co., senior note, 4.00%, 2/01/24	United States	15,400,000		16,786,015
				45,744,289
Food, Beverage & Tobacco 2.1%
Altria Group Inc.,
senior bond, 4.00%, 1/31/24	United States	4,000,000		4,355,580
senior note, 2.625%, 1/14/20	United States	21,100,000		21,667,548
[e]Anheuser-Busch InBev NV, senior bond, Reg S, 2.875%, 9/25/24	Belgium	3,300,000	EUR	4,389,146
Bunge Ltd. Finance Corp.,
4.10%, 3/15/16	United States	8,000,000		8,263,104
senior note, 5.10%, 7/15/15	United States	680,000		692,972
Constellation Brands Inc., senior note,
7.25%, 5/15/17	United States	7,000,000		7,791,875
A, 7.25%, 9/01/16	United States	6,000,000		6,525,000
Dean Foods Co., senior note, 7.00%, 6/01/16	United States	11,506,000		12,225,125
[d]Heineken NV, senior bond, 144A, 2.75%, 4/01/23	Netherlands	10,000,000		10,049,700
Lorillard Tobacco Co., senior note, 2.30%, 8/21/17	United States	10,700,000		10,838,266
Mondelez International Inc., senior bond, 4.00%, 2/01/24	United States	8,400,000		9,149,221
[e]Pernod Ricard SA, senior note, Reg S, 2.125%, 9/27/24	France	3,300,000	EUR	4,011,422

Franklin Investors Securities Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)

Tyson Foods Inc., senior bond, 3.95%, 8/15/24	United States	12,000,000	12,937,032
			112,895,991
Health Care Equipment & Services 1.1%
Becton, Dickinson and Co., senior note, 3.734%, 12/15/24	United States	13,600,000	14,544,642
DENTSPLY International Inc., senior note, 4.125%, 8/15/21	United States	10,400,000	11,207,373
Express Scripts Holding Co., senior note, 4.75%, 11/15/21	United States	10,000,000	11,341,500
HCA Holdings Inc., senior note, 6.25%, 2/15/21	United States	2,000,000	2,175,000
HCA Inc., senior note,
6.50%, 2/15/16	United States	5,054,000	5,308,722
5.875%, 5/01/23	United States	5,000,000	5,437,500
Medco Health Solutions Inc.,
7.125%, 3/15/18	United States	4,500,000	5,244,570
senior note, 4.125%, 9/15/20	United States	3,500,000	3,819,077
			59,078,384
Insurance 1.6%
Aflac Inc., senior bond, 3.625%, 6/15/23	United States	17,500,000	18,581,728
The Allstate Corp., junior sub. note, 5.75% to 8/14/23, FRN thereafter, 8/15/53	United States	4,750,000	5,058,750
[d]Liberty Mutual Group Inc., senior note, 144A, 4.95%, 5/01/22	United States	12,000,000	13,404,072
MetLife Inc., junior sub. note, 6.40% to 12/15/36, FRN thereafter, 12/15/66	United States	4,000,000	4,560,000
[d]Mitsui Sumitomo Insurance Co. Ltd., junior sub. note, 144A, 7.00% to 3/15/22, FRN
thereafter, 3/15/72	Japan	3,400,000	3,981,791
Prudential Financial Inc., junior sub. note, 5.875%, 9/15/42	United States	7,000,000	7,472,500
[d]Teachers Insurance & Annuity Assn. of America, sub. bond, 144A, 4.90%, 9/15/44	United States	20,400,000	24,701,605
[d]TIAA Asset Management Finance LLC, senior note, 144A, 2.95%, 11/01/19	United States	5,800,000	5,963,015
			83,723,461
Materials 1.7%
[d]Alpek SA de CV, senior note, 144A, 4.50%, 11/20/22	Mexico	10,500,000	10,749,007
ArcelorMittal, senior note, 6.00%, 3/01/21	Luxembourg	6,000,000	6,249,360
[d]Cemex Finance LLC, senior secured note, 144A, 9.375%, 10/12/22	Mexico	1,000,000	1,105,950
[d]Cemex SAB de CV,
first lien, 144A, 5.70%, 1/11/25	Mexico	3,000,000	2,778,750
senior secured note, 144A, 9.00%, 1/11/18	Mexico	700,000	729,313
[d]FMG Resources (August 2006) Pty. Ltd., senior note, 144A, 6.875%, 4/01/22	Australia	6,000,000	4,732,500
[d]Glencore Funding LLC, senior note, 144A, 4.125%, 5/30/23	Switzerland	15,000,000	14,530,410
LYB International Finance BV, senior note, 4.00%, 7/15/23	Netherlands	6,600,000	6,961,383
Lyondellbasell Industries NV, senior note, 5.75%, 4/15/24	United States	11,800,000	14,003,603
Reliance Steel & Aluminum Co., senior note, 4.50%, 4/15/23	United States	5,600,000	5,633,062
[d]RPM U.K. GP, 144A, 6.70%, 11/01/15	United States	1,000,000	1,035,911
Tenneco Packaging Inc., senior note, 8.125%, 6/15/17	United States	12,000,000	13,020,000
Verso Paper Holdings LLC/Inc., senior secured note, first lien, 11.75%, 1/15/19	United States	451,000	444,235
[d]Xstrata Finance Canada Ltd., senior note, 144A, 4.95%, 11/15/21	Switzerland	7,000,000	7,472,444
			89,445,928
Media 1.6%
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., senior bond, 3.95%, 1/15/25	United States	7,400,000	7,797,535
DISH DBS Corp., senior note, 7.125%, 2/01/16	United States	11,000,000	11,577,500
Gannett Co. Inc., senior note, 6.375%, 9/01/15	United States	3,000,000	3,080,625
The New York Times Co., senior note, 6.625%, 12/15/16	United States	11,700,000	12,665,250
News America Inc.,
3.00%, 9/15/22	United States	13,400,000	13,813,846
senior bond, 7.90%, 12/01/95	United States	500,000	747,240
senior deb., 7.25%, 5/18/18	United States	2,000,000	2,360,992
senior note, 6.90%, 8/15/39	United States	1,800,000	2,616,813
Time Warner Inc.,
7.70%, 5/01/32	United States	550,000	813,262
6.10%, 7/15/40	United States	8,600,000	11,237,586
Viacom Inc., senior bond,
4.25%, 9/01/23	United States	1,000,000	1,064,859
4.85%, 12/15/34	United States	16,500,000	17,821,435
			85,596,943
Pharmaceuticals, Biotechnology & Life Sciences 0.9%
AbbVie Inc., senior note, 2.90%, 11/06/22	United States	15,000,000	15,302,340
PerkinElmer Inc., senior note, 5.00%, 11/15/21	United States	13,200,000	14,793,082

Franklin Investors Securities Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)

Zoetis Inc., senior bond, 3.25%, 2/01/23	United States	20,000,000		20,300,820
				50,396,242
Real Estate 1.6%
American Tower Corp., senior bond,
3.50%, 1/31/23	United States	17,700,000		17,908,400
5.00%, 2/15/24	United States	4,400,000		4,838,900
Digital Realty Trust LP, 5.875%, 2/01/20	United States	6,400,000		7,317,216
ERP Operating LP, 5.75%, 6/15/17	United States	2,000,000		2,207,776
HCP Inc., senior bond, 3.875%, 8/15/24	United States	17,000,000		17,830,994
Healthcare Realty Trust Inc., senior note, 6.50%, 1/17/17	United States	5,000,000		5,469,660
Realty Income Corp., senior bond, 4.125%, 10/15/26	United States	12,500,000		13,388,775
Senior Housing Properties Trust, senior note, 6.75%, 12/15/21	United States	14,500,000		17,126,878
				86,088,599
Retailing 0.7%
Bed Bath & Beyond Inc, senior bond, 5.165%, 8/01/44	United States	18,600,000		20,822,495
[d]Edcon Pty. Ltd., secured note, 144A, 9.50%, 3/01/18	South Africa	3,500,000	EUR	3,177,847
[d]Tiffany & Co., senior bond, 144A, 3.80%, 10/01/24	United States	10,300,000		10,729,737
				34,730,079
Semiconductors & Semiconductor Equipment 0.4%
Maxim Integrated Products Inc., senior note, 3.375%, 3/15/23	United States	22,000,000		22,356,488
Software & Services 0.4%
[d]Alibaba Group Holding Ltd., senior note, 144A, 3.60%, 11/28/24	China	12,600,000		12,845,700
[d]First Data Corp., senior secured bond, second lien, 144A, 8.25%, 1/15/21	United States	6,000,000		6,420,000
				19,265,700
Technology Hardware & Equipment 0.5%
Dell Inc., senior note,
3.10%, 4/01/16	United States	15,000,000		15,157,500
5.875%, 6/15/19	United States	3,246,000		3,485,393
Juniper Networks Inc.,
senior bond, 4.50%, 3/15/24	United States	4,500,000		4,701,433
senior note, 4.60%, 3/15/21	United States	5,000,000		5,388,600
				28,732,926
Telecommunication Services 1.6%
Embarq Corp., senior note, 7.082%, 6/01/16	United States	22,500,000		24,028,447
Frontier Communications Corp., senior note,
8.75%, 4/15/22	United States	3,000,000		3,420,000
7.125%, 1/15/23	United States	2,000,000		2,085,000
Intelsat Jackson Holdings SA, senior bond, 6.625%, 12/15/22	Luxembourg	5,000,000		5,150,000
[e]Koninklijke KPN NV, senior note, Reg S, 4.25%, 3/01/22	Netherlands	3,100,000	EUR	4,287,395
Sprint Nextel Corp., senior note, 6.00%, 11/15/22	United States	7,000,000		6,571,250
Telefonica Emisiones SAU, senior note, 4.57%, 4/27/23	Spain	9,000,000		10,048,275
Verizon Communications Inc., senior bond,
6.40%, 9/15/33	United States	10,255,000		13,227,422
[d] 144A, 4.862%, 8/21/46	United States	10,656,000		11,794,764
Verizon New York Inc., senior deb., B, 7.375%, 4/01/32	United States	1,000,000		1,304,317
[d]Wind Acquisition Finance SA, senior note, 144A, 7.375%, 4/23/21	Italy	5,000,000		4,859,375
				86,776,245
Transportation 0.2%
[d]Aviation Capital Group Corp., 144A, 7.125%, 10/15/20	United States	6,000,000		6,919,428
Burlington Northern and Santa Fe 99-2 Trust, secured bond, 7.57%, 1/02/21	United States	132,271		150,162
[d]DP World Ltd., 144A, 6.85%, 7/02/37	United Arab Emirates	3,700,000		4,340,840
Union Pacific Railroad Co. 1998 Pass Trust, 98-B, 6.85%, 1/02/19	United States	320,370		355,018
Union Pacific Railroad Co. 2005 Pass Trust, 05-1, 5.082%, 1/02/29	United States	213,341		240,862
				12,006,310
Utilities 1.5%
Commonwealth Edison Co., secured bond, 6.45%, 1/15/38	United States	700,000		1,029,713
DPL Inc., senior note, 6.50%, 10/15/16	United States	875,000		920,937
[d,f] EDF SA, sub. note, 144A, 5.25% to 1/29/23, FRN thereafter, Perpetual	France	24,000,000		25,212,960
[d]Enogex LLC, senior note, 144A, 6.25%, 3/15/20	United States	5,000,000		5,753,350
Georgia Power Co., senior note, 4.30%, 3/15/42	United States	9,000,000		10,428,633
MidAmerican Energy Co., senior note, 5.95%, 7/15/17	United States	2,200,000		2,454,019

Franklin Investors Securities Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)
PPL Energy Supply LLC, senior note, 6.20%, 5/15/16	United States	12,400,000		12,902,783
[d]State Grid Overseas Investment 2013 Ltd., senior note, 144A, 3.125%, 5/22/23	China	10,400,000		10,586,004
[e]Veolia Environnement SA, senior bond, Reg S, 4.625%, 3/30/27	France	7,800,000	EUR	11,728,770
				81,017,169
Total Corporate Bonds (Cost $1,766,507,110)				1,816,446,177
[g]Senior Floating Rate Interests 2.0%
Automobiles & Components 0.0%†
FRAM Group Holdings Inc. (Autoparts Holdings), Second Lien Term Loan, 10.50%,
1/29/18	United States	428,336		418,698
Capital Goods 0.1%
[h]Erickson Inc., Purchase Price Notes, 6.00%, 11/02/20	United States	15,682		12,606
Sensus USA Inc., Second Lien Term Loan, 8.50%, 5/09/18	United States	156,142		150,677
TransDigm Inc., Tranche C Term Loan, 3.75%, 2/28/20	United States	2,797,058		2,762,288
				2,925,571
Commercial & Professional Services 0.1%
Interactive Data Corp., Term Loan, 4.75%, 5/02/21	United States	4,814,872		4,807,352
Consumer Services 0.1%
[c,i] Turtle Bay Holdings LLC, Term Loan B, PIK, 3.00%, 6/30/16	United States	4,029,371		3,888,343
Diversified Financials 0.2%
Guggenheim Partners Investment Management Holdings LLC, Initial Term Loan,
4.25%, 7/22/20	United States	1,657,170		1,655,099
Trans Union LLC, 2014 Replacement Term Loan, 4.00%, 4/09/21	United States	6,978,006		6,891,870
				8,546,969
Energy 0.0%†
Bowie Resource Holdings LLC, Second Lien Initial Term Loan, 11.75%, 2/16/21	United States	263,184		253,972
Food & Staples Retailing 0.0%†
AdvancePierre Foods Inc., Second Lien Term Loan, 9.50%, 10/10/17	United States	226,800		223,965
Food, Beverage & Tobacco 0.1%
Big Heart Pet Brands (Del Monte Pet), Initial Term Loans, 3.50%, 3/09/20	United States	3,639,523		3,515,888
Health Care Equipment & Services 0.1%
Carestream Health Inc., Second Lien Loan, 9.50%, 12/07/19	United States	534,954		531,945
Community Health Systems Inc., 2021 Term D Loan, 4.25%, 1/27/21	United States	4,934,861		4,938,715
U.S. Renal Care Inc., Tranche B-2 Term Loan, 4.25%, 7/03/19	United States	2,488,673		2,460,675
				7,931,335
Household & Personal Products 0.1%
FGI Operating Co. LLC (Freedom Group), Term B Loans, 5.50%, 4/19/19	United States	7,647,484		7,446,737
Materials 0.6%
Arysta Lifescience SPC LLC,
Initial Term Loan, 4.50%, 5/29/20	United States	8,309,959		8,296,107
Second Lien Initial Term Loan, 8.25%, 11/30/20	United States	301,892		302,396
Exopack Holdings SA, USD Term Loan, 5.25%, 5/08/19	Luxembourg	1,313,567		1,312,198
[j]Ineos U.S. Finance LLC, Dollar Term Loan, 3.75%, 5/04/18	United States	561,624		547,700
MacDermid Holdings LLC, First Lien Tranche B Term Loan, 4.00%, 6/07/20	United States	5,244,627		5,238,071
OCI Beaumont LLC, Term B-3 Loan, 5.00%, 8/20/19	United States	1,077,005		1,071,619
Oxbow Carbon LLC, First Lien Tranche B Term Loan, 4.25%, 7/19/19	United States	1,339,059		1,263,737
OXEA GmbH, Second Lien Term Loan, 8.25%, 7/15/20	Luxembourg	322,548		303,195
Reynolds Group Holdings Inc., U.S. Term Loan, 4.00%, 12/01/18	United States	12,121,262		12,009,310
Tronox Pigments (Netherlands) BV, Term Loan, 4.00%, 3/19/20	Netherlands	1,241,496		1,229,566
				31,573,899
Media 0.0%†
Cumulus Media Holdings Inc., Term Loans, 4.25%, 12/23/20	United States	906,621		887,922
NEP/NCP Holdco Inc., Second Lien Term Loan, 9.50%, 7/22/20	United States	146,822		143,335
Radio One Inc., Term Loan, 7.50%, 3/31/16	United States	17,640		17,750
				1,049,007
Retailing 0.2%
BJ's Wholesale Club Inc., 2013 (Nov) Replacement Loans, 4.50%, 9/26/19	United States	7,334,007		7,246,263
Evergreen AcqCo. 1 LP (Savers), Term Loan, 5.00%, 7/09/19	United States	3,902,479		3,770,770
Party City Holdings Inc., 2014 Replacement Term Loan, 4.00%, 7/27/19	United States	2,182,037		2,138,396

Franklin Investors Securities Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)

Sears Roebuck Acceptance Corp., Term Loan, 5.50%, 6/30/18	United States	2,563			2,486
					13,157,915
Software & Services 0.3%
BMC Software Finance Inc., Initial U.S. Term Loans, 5.00%, 9/10/20	United States	9,472,571			9,193,775
MoneyGram International Inc., Term Loan, 4.25%, 3/28/20	United States	7,911,342			7,387,215
Vertafore Inc., Second Lien Term Loan, 9.75%, 10/27/17	United States	467,548			470,275
					17,051,265
Transportation 0.1%
Global Tip Finance BV/Finance America LLC, Facility C Commitment, 7.00%, 10/16/20	United States	2,869,949			2,862,774
Total Senior Floating Rate Interests (Cost $107,221,228)					105,653,690
Foreign Government and Agency Securities 8.1%
The Export-Import Bank of Korea, senior note,
1.25%, 11/20/15	South Korea	5,000,000			5,021,800
2.25%, 1/21/20	South Korea	18,800,000			19,016,764
[e]Government of Ghana, Reg S, 8.50%, 10/04/17	Ghana	300,000			300,375
Government of Hungary,
7.75%, 8/24/15	Hungary	28,900,000		HUF	108,645
5.50%, 12/22/16	Hungary	3,092,050,000		HUF	12,126,366
6.00%, 1/11/19	Hungary	1,820,000		EUR	2,412,426
A, 8.00%, 2/12/15	Hungary	91,860,000		HUF	334,523
A, 6.75%, 11/24/17	Hungary	1,457,960,000		HUF	6,025,356
A, 5.50%, 12/20/18	Hungary	205,390,000		HUF	839,517
[e] senior note, Reg S, 3.50%, 7/18/16	Hungary	115,000		EUR	135,419
[e] senior note, Reg S, 4.375%, 7/04/17	Hungary	215,000		EUR	261,461
[e] senior note, Reg S, 5.75%, 6/11/18	Hungary	695,000		EUR	900,510
[e] senior note, Reg S, 3.875%, 2/24/20	Hungary	285,000		EUR	356,568
[e]Government of Iceland, senior note, Reg S, 2.50%, 7/15/20	Iceland	2,300,000		EUR	2,688,223
Government of Ireland,
4.50%, 4/18/20	Ireland	3,243,000		EUR	4,418,310
5.00%, 10/18/20	Ireland	2,107,000		EUR	2,976,227
senior bond, 5.40%, 3/13/25	Ireland	10,374,640		EUR	16,455,297
[d]Government of Lithuania, 144A, 7.375%, 2/11/20	Lithuania	4,670,000			5,752,529
Government of Malaysia,
3.741%, 2/27/15	Malaysia	40,550,000		MYR	11,172,276
3.835%, 8/12/15	Malaysia	48,200,000		MYR	13,313,848
4.72%, 9/30/15	Malaysia	58,720,000		MYR	16,321,912
3.197%, 10/15/15	Malaysia	30,200,000		MYR	8,312,424
senior bond, 4.262%, 9/15/16	Malaysia	18,000,000		MYR	5,023,589
senior note, 3.172%, 7/15/16	Malaysia	37,000,000		MYR	10,159,534
Government of Mexico,
6.00%, 6/18/15	Mexico	43,520	[k]	MXN	293,413
8.00%, 12/17/15	Mexico	3,235,540	[k]	MXN	22,478,051
6.25%, 6/16/16	Mexico	4,031,510	[k]	MXN	27,928,126
7.25%, 12/15/16	Mexico	2,974,390	[k]	MXN	21,195,671
Government of Poland,
5.00%, 4/25/16	Poland	18,390,000		PLN	5,172,122
[g] FRN, 2.01%, 1/25/17	Poland	859,000		PLN	232,498
[g] FRN, 2.01%, 1/25/21	Poland	871,000		PLN	234,062
Strip, 1/25/16	Poland	54,440,000		PLN	14,477,871
[d]Government of Portugal, 144A, 5.125%, 10/15/24	Portugal	12,100,000			13,399,419
Government of Russia, senior bond,
[d] 144A, 7.50%, 3/31/30	Russia	3,698,785			3,728,838
[e] Reg S, 7.50%, 3/31/30	Russia	6,104,600			6,154,200
[d]Government of Serbia, senior note, 144A, 4.875%, 2/25/20	Serbia	6,000,000			6,163,110
Government of Singapore, senior note, 1.125%, 4/01/16	Singapore	750,000		SGD	556,346
[d]Government of Spain, senior bond, 144A, 2.75%, 10/31/24	Spain	11,500,000		EUR	14,507,477
Government of Sri Lanka,
A, 11.75%, 3/15/15	Sri Lanka	1,400,000		LKR	10,652
A, 6.50%, 7/15/15	Sri Lanka	35,020,000		LKR	265,555
A, 11.00%, 8/01/15	Sri Lanka	241,800,000		LKR	1,873,020
A, 6.40%, 8/01/16	Sri Lanka	23,800,000		LKR	179,850
A, 8.00%, 11/15/18	Sri Lanka	86,100,000		LKR	667,611
A, 9.00%, 5/01/21	Sri Lanka	89,150,000		LKR	720,799
B, 6.40%, 10/01/16	Sri Lanka	18,900,000		LKR	142,561

Franklin Investors Securities Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)
B, 8.50%, 7/15/18	Sri Lanka	18,990,000		LKR	149,264
C, 8.50%, 4/01/18	Sri Lanka	50,980,000		LKR	400,534
D, 8.50%, 6/01/18	Sri Lanka	65,480,000		LKR	514,337
Government of the Philippines,
senior bond, 7.00%, 1/27/16	Philippines	17,100,000		PHP	401,308
senior note, 1.625%, 4/25/16	Philippines	118,200,000		PHP	2,645,421
[d]Government of Ukraine, senior note, 144A, 7.95%, 2/23/21	Ukraine	2,370,000			1,241,927
[l]Government of Uruguay, senior bond, Index Linked, 4.375%, 12/15/28	Uruguay	203,043,280		UYU	8,512,819
[d]Government of Vietnam, 144A,
6.875%, 1/15/16	Vietnam	150,000			157,209
6.75%, 1/29/20	Vietnam	5,120,000			5,792,563
Italy Treasury Bond, 2.50%, 12/01/24	Italy	12,100,000		EUR	14,759,465
Korea Monetary Stabilization Bond,
senior bond, 2.47%, 4/02/15	South Korea	4,101,900,000		KRW	3,723,884
senior bond, 2.80%, 8/02/15	South Korea	20,907,710,000		KRW	19,044,375
senior bond, 2.81%, 10/02/15	South Korea	6,242,000,000		KRW	5,693,323
senior note, 2.74%, 2/02/15	South Korea	3,030,680,000		KRW	2,749,166
senior note, 2.76%, 6/02/15	South Korea	24,098,900,000		KRW	21,916,773
Korea Treasury Bond, senior note,
3.25%, 6/10/15	South Korea	3,634,290,000		KRW	3,311,173
2.75%, 12/10/15	South Korea	2,942,150,000		KRW	2,686,209
2.75%, 6/10/16	South Korea	2,400,000,000		KRW	2,199,647
3.00%, 12/10/16	South Korea	37,100,000,000		KRW	34,292,261
[m]Nota Do Tesouro Nacional, Index Linked, 6.00%,
5/15/15	Brazil	840	[n]	BRL	803,145
8/15/18	Brazil	13,695	[n]	BRL	13,035,829
[d]Peru Enhanced Pass-Through Finance Ltd., senior secured bond, A-1, 144A, zero cpn.,
5/31/18	Peru	508,338			482,669
Total Foreign Government and Agency Securities (Cost $453,169,524)					429,328,452
U.S. Government and Agency Securities 3.9%
U.S. Treasury Bond,
5.00%, 5/15/37	United States	8,000,000			12,246,872
3.50%, 2/15/39	United States	56,000,000			69,855,632
2.875%, 5/15/43	United States	53,000,000			60,113,607
[l]U.S. Treasury Note, Index Linked,
2.00%, 1/15/16	United States	8,270,648			8,426,368
0.125%, 4/15/16	United States	53,502,598			53,749,191
Total U.S. Government and Agency Securities (Cost $180,654,782)					204,391,670
Asset-Backed Securities and Commercial Mortgage-Backed
Securities 15.3%
Banks 7.1%
Banc of America Commercial Mortgage Trust,
2006-4, AJ, 5.695%, 7/10/46	United States	20,562,000			21,351,581
2006-4, AM, 5.675%, 7/10/46	United States	7,350,000			7,833,700
[g] 2007-3, AM, FRN, 5.598%, 6/10/49	United States	17,730,000			19,243,052
Bear Stearns Commercial Mortgage Securities Inc.,
[g] 2006-PW11, AJ, FRN, 5.605%, 3/11/39	United States	19,594,000			20,195,438
[g] 2006-PW12, AJ, FRN, 5.751%, 9/11/38	United States	3,286,000			3,388,674
2006-PW13, AJ, 5.611%, 9/11/41	United States	18,023,000			18,554,949
[g] 2007-PW16, AM, FRN, 5.706%, 6/11/40	United States	11,110,000			12,165,017
[g]Capital One Multi-Asset Execution Trust,
2007-A1, A1, FRN, 0.217%, 11/15/19	United States	4,400,000			4,381,901
2007-A2, A2, FRN, 0.247%, 12/16/19	United States	26,136,000			26,041,218
Citibank Credit Card Issuance Trust,
2012-A1, A1, 0.55%, 10/10/17	United States	7,986,000			7,990,883
[g] 2013-A12, A12, FRN, 0.462%, 11/07/18	United States	7,050,000			7,046,158
[g] 2013-A7, A7, FRN, 0.596%, 9/10/20	United States	11,130,000			11,171,799
[g] 2014-A9, A9, FRN, 0.367%, 5/09/18	United States	5,000,000			4,998,170
[o]Citigroup Commercial Mortgage Trust, 2006-C5, AJ, 5.482%, 10/15/49	United States	15,876,000			15,500,532
[g]Countrywide Asset-Backed Certificates, 2004-1, M1, FRN, 0.918%, 3/25/34	United States	2,775,447			2,666,624
Credit Suisse First Boston Mortgage Securities Corp., 2004-6, 3A1, 5.00%, 9/25/19	United States	1,433,458			1,500,843
[d,g]Credit Suisse Mortgage Capital Certificates, 2009-15R, 3A1, 144A, FRN, 5.333%,
3/26/36	United States	7,024,267			7,175,415
FHLMC, 2643, OG, 5.00%, 7/15/32	United States	479,015			479,983

Franklin Investors Securities Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)
[g]FNMA, 2005-122, FN, FRN, 0.518%, 1/25/36	United States	925,311	923,807
Greenwich Capital Commercial Funding Corp.,
[g] 2006-GG7, AJ, FRN, 5.82%, 7/10/38	United States	18,910,000	19,457,709
[g] 2006-GG7, AM, FRN, 6.014%, 7/10/38	United States	4,685,000	4,940,564
2007-GG9, A4, 5.444%, 3/10/39	United States	22,885,000	24,432,827
JP Morgan Chase Commercial Mortgage Securities Trust,
[g,o] 2006-CB14, B, FRN, 5.537%, 12/12/44	United States	8,000,000	3,236,200
[g,o] 2006-CB16, B, FRN, 5.672%, 5/12/45	United States	6,745,000	5,200,530
2006-CB17, AM, 5.464%, 12/12/43	United States	16,790,000	17,442,963
[g] 2006-LDP7, AJ, FRN, 5.873%, 4/15/45	United States	18,983,000	19,068,044
[g]LB-UBS Commercial Mortgage Trust, 2006-C4, AJ, FRN, 5.857%, 6/15/38	United States	11,540,000	12,038,586
[g]Merrill Lynch Mortgage Investors Trust, 2003-A, 1A, FRN, 0.908%, 3/25/28	United States	2,188,410	2,152,031
[g]Merrill Lynch Mortgage Trust, 2005-CKI1, AJ, FRN, 5.282%, 11/12/37	United States	8,000,000	8,205,880
[g]Morgan Stanley ABS Capital I Inc. Trust,
2003-HE1, M1, FRN, 1.368%, 5/25/33	United States	3,935,123	3,717,861
2005-WMC, M2, FRN, 0.903%, 1/25/35	United States	3,288,130	3,215,444
Morgan Stanley Capital I Trust,
[d] 2005-RR6, AJ, 144A, 5.233%, 5/24/43	United States	2,977,367	3,003,106
[g] 2006-HQ8, AJ, FRN, 5.497%, 3/12/44	United States	14,956,000	15,356,596
[g] 2007-IQ16, AM, FRN, 6.099%, 12/12/49	United States	21,470,000	23,934,756
[g]Wachovia Bank Commercial Mortgage Trust,
2006-C23, AJ, FRN, 5.515%, 1/18/45	United States	7,675,000	7,958,841
FRN, 5.727%, 5/15/16	United States	6,683,000	6,803,194
Wells Fargo Mortgage Backed Securities Trust,
[g] 2004-I, 2A1, FRN, 2.654%, 6/25/34	United States	1,536,563	1,536,990
[g] 2004-W, A9, FRN, 2.616%, 11/25/34	United States	2,441,841	2,511,590
2007-3, 3A1, 5.50%, 4/25/37	United States	538,685	557,149
[h]Weyerhaeuser Mortgage Co., 1984-A, 7.43%, 1/01/24	United States	18,720	18,720
			377,399,325
Diversified Financials 8.1%
[g]Aames Mortgage Investment Trust, 2005-4, M1, FRN, 0.873%, 10/25/35	United States	2,027,362	2,030,884
[g]American Express Credit Account Master Trust,
2008-2, A, FRN, 1.427%, 9/15/20	United States	15,550,000	15,994,676
2008-6, A, FRN, 1.367%, 2/15/18	United States	2,827,000	2,840,024
2012-1, A, FRN, 0.437%, 1/15/20	United States	8,160,000	8,161,265
2012-3, A, FRN, 0.317%, 3/15/18	United States	5,630,000	5,628,761
[g]American Express Credit Account Secured Note Trust, 2012-4, A, FRN, 0.407%,
5/15/20	United States	11,193,000	11,180,436
[g]American Home Mortgage Investment Trust, 2004-3, 4A, FRN, 1.827%, 10/25/34	United States	2,885,556	2,847,338
[g]Ameriquest Mortgage Securities Inc. Asset-Backed Pass-Through Certificates, 2004-
R4, M1, FRN, 0.993%, 6/25/34	United States	8,702,769	8,528,436
[d]Apidos CDO, 2013-14A, C2, 144A, 4.85%, 4/15/25	United States	8,740,000	8,676,722
[d,g]ARCap REIT Inc., 2004-RR3, A2, 144A, FRN, 4.76%, 9/21/45	United States	14,639,367	15,018,820
[d,g]ARES CLO Funds, 2007-12A, B, 144A, FRN, 1.233%, 11/25/20	United States	1,090,000	1,074,544
[d,g]ARES CLO Ltd., 2007-3RA, B, 144A, FRN, 0.624%, 4/16/21	United States	9,780,000	9,401,416
[d,g]ARES XI CLO Ltd., 2007-11A, A1C, 144A, FRN, 0.522%, 10/11/21	United States	5,241,877	5,144,745
[g]Argent Securities Inc., 2005-W2, A2C, FRN, 0.528%, 10/25/35	United States	6,225,000	5,816,640
[d,g]Atrium CDO Corp., 10A, C, 144A, FRN, 2.854%, 7/16/25	United States	4,650,000	4,449,725
[d,g]Atrium IX, 9A, C, 144A, FRN, 3.486%, 2/28/24	United States	3,500,000	3,478,790
[d,g]Babson CLO Inc., 2007-1A, A1, 144A, FRN, 0.482%, 1/18/21	United States	6,263,272	6,235,526
[d,g]Ballyrock CLO LLC, 2014-1A, B, 144A, FRN, 3.431%, 10/20/26	United States	10,000,000	9,729,200
[g]Bayview Financial Acquisition Trust, 2004-D, M1, FRN, 0.799%, 8/28/44	United States	4,940,691	4,949,633
[g]Bear Stearns Alt-A Trust, 2004-13, A2, FRN, 1.048%, 11/25/34	United States	1,573,870	1,513,703
[d,g]Bridgeport CLO Ltd., 2006-1A, B, 144A, FRN, 0.906%, 7/21/20	United States	2,000,000	1,908,820
[d,g]Catamaran CLO Ltd., 2014-2A, B, 144A, FRN, 3.253%, 10/18/26	United States	6,401,000	6,215,179
[d,g]Cent CDO Ltd., 2007-15A,
A2B, 144A, FRN, 0.579%, 3/11/21	United States	5,686,824	5,334,639
B, 144A, FRN, 0.959%, 3/11/21	United States	6,000,000	5,593,740
[d,g]Cent CDO XI Ltd., 2006-11A, B, 144A, FRN, 1.056%, 4/25/19	United States	2,680,000	2,559,614
[d,g]Cent CLO 20 Ltd., 2013-20A, C, 144A, FRN, 3.256%, 1/25/26	United States	3,500,000	3,412,010
[d,g]Cent CLO LP, 2013-20A, A, 144A, FRN, 1.736%, 1/25/26	United States	3,000,000	2,994,510
[g]Chase Funding Mortgage Loan Asset-Backed Certificates, 2004-2, 2A2, FRN, 0.668%,
2/25/35	United States	675,545	575,624
Chase Issuance Trust,
2012-A3, A3, 0.79%, 6/15/17	United States	4,460,000	4,466,788

Franklin Investors Securities Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)
[g] 2012-A6, A, FRN, 0.297%, 8/15/17	United States	2,210,000		2,209,137
2012-A8, A8, 0.54%, 10/16/17	United States	11,460,000		11,468,624
[g] 2012-A9, A9, FRN, 0.317%, 10/16/17	United States	2,210,000		2,209,149
[g] 2013-A6, A6, FRN, 0.587%, 7/15/20	United States	17,443,000		17,506,205
[g] 2014-A3, A3, FRN, 0.367%, 5/15/18	United States	22,980,000		22,968,510
[d,g]CIFC Funding Ltd., 2007-3A, A1J, 144A, FRN, 0.656%, 7/26/21	United States	1,420,000		1,366,438
[d,g]Colony American Homes, 2014-1A, A, 144A, FRN, 1.40%, 5/17/31	United States	10,047,562		10,005,613
[d]Colony MFM Trust, 2014-1, A, 144A, 2.543%, 4/20/50	United States	23,378,381		23,518,418
[d]ColumbusNova CLO IV Ltd., 2007-2A, B, 144A, 1.503%, 10/15/21	United States	1,590,000		1,564,163
[d,g]ColumbusNova CLO Ltd., 2007-2A, A2, 144A, FRN, 1.253%, 10/15/21	United States	690,000		674,937
[d,g]Cornerstone CLO Ltd., 2007-1A, B, 144A, FRN, 1.203%, 7/15/21	Cayman Islands	6,750,000		6,533,258
[d]Countryplace Manufactured Housing Contract Trust, 2005-A3, 144A, 4.80%, 12/15/35	United States	533,693		543,310
[d,g]CT CDO IV Ltd., 2006-4A, A1, 144A, FRN, 0.478%, 10/20/43	United States	11,367,679		11,278,386
[d,g]Eaton Vance CDO Ltd., 2014-1A,
B, 144A, FRN, 2.303%, 7/15/26	United States	1,813,400		1,781,194
C, 144A, FRN, 3.253%, 7/15/26	United States	1,558,600		1,521,022
[d]Emerson Park CLO Ltd., 2013-1A, C2, 144A, 5.64%, 7/15/25	United States	2,920,000		2,951,390
[g]FHLMC Structured Agency Credit Risk Debt Note,
14-DN1, M3, FRN, 4.668%, 2/25/24	United States	2,750,000		2,711,151
[j] 15-DN1, M3, FRN, 4.321%, 1/25/25	United States	3,000,000		3,022,500
[g]Freddie Mac Structured Agency Credit Risk Debt Notes, 14-DNA, M3, FRN, 4.718%,
10/25/24	United States	9,500,000		9,547,172
[d]G-Force LLC, 2005-RRA, C, 144A, 5.20%, 8/22/36	United States	9,275,000		9,012,703
[d,g,o] GCCFC Commercial Mortgage Trust, 2007-GG9, G, 144A, FRN, 5.662%, 3/10/39	United States	7,350,000		714,017
[d,g]Gleneagles CLO Ltd., 2005-1A, A2, 144A, FRN, 0.632%, 11/01/17	United States	4,700,000		4,664,985
[o]GMAC Commercial Mortgage Securities Inc., 2005-C1, B, 4.936%, 5/10/43	United States	10,285,000		2,590,792
Green Tree Financial Corp., 1996-9, M1, 7.63%, 8/15/27	United States	3,850,226		4,233,635
Greenpoint Manufactured Housing, 1999-3, 1A7, 7.27%, 6/15/29	United States	15,444,838		15,599,379
[g]GSAA Home Equity Trust, 05-5, M3, FRN, 1.113%, 2/25/35	United States	3,550,000		3,352,560
[d]Highbridge Loan Management Ltd., 2013-2A, B2, 144A, 5.80%, 10/20/24	United States	2,620,000		2,643,842
[g,o]Home Equity Mortgage Trust, 2004-4, M3, FRN, 1.143%, 12/25/34	United States	3,775,334		3,452,486
[g]JP Morgan Mortgage Acquisition Corp., 2006-ACC1, A4, FRN, 0.318%, 5/25/36	United States	1,305,947		1,291,091
[d,g]Katonah Ltd., 2007-IA, A2L, 144A, FRN, 1.757%, 4/23/22	United States	5,416,684		5,402,221
[d,g]Landmark IX CDO Ltd., 2007-9A, C, 144A, FRN, 0.953%, 4/15/21	United States	2,190,000		2,112,474
[d,g]LCM XI LP, 11A, B, 144A, FRN, 2.407%, 4/19/22	Cayman Islands	10,000,000		9,922,800
[d]Legacy Benefits Insurance Settlements LLC, 2004-1, A, 144A, 5.35%, 2/10/39	United States	1,512,884		1,442,535
[g]Long Beach Mortgage Loan Trust, 2005-WL2, M1, FRN, 0.638%, 8/25/35	United States	1,857,730		1,844,761
[d,g]Mountain View CLO II Ltd., 2006-2A, C, 144A, FRN, 0.952%, 1/12/21	United States	4,000,000		3,782,760
[d,g]Newcastle CDO Ltd., 2004-5A, 1, 144A, FRN, 0.595%, 12/24/39	United States	2,086,895		2,052,544
[d,g,j] Progress Residential 2015-SFR1 Trust, 2015-SFR1, A, 144A, FRN, 1.567%, 2/17/32	United States	11,130,000		11,076,090
Residential Asset Securities Corp.,
2001-KS2, AI5, 7.514%, 6/25/31	United States	8,502		8,780
2004-KS1, AI4, 4.213%, 4/25/32	United States	130,355		130,302
[g] 2005-AHL2, A2, FRN, 0.428%, 10/25/35	United States	3,311		3,317
[d]Silverado CLO 2006-II Ltd., 2006-2A, B, 144A, 0.944%, 10/16/20	Cayman Islands	9,000,000		8,518,500
[g]SLM Student Loan Trust, 2005-4, A2, FRN, 0.336%, 4/26/21	United States	29,660		29,648
[g]Structured Asset Securities Corp.,
2002-1A, 2A1, FRN, 1.743%, 2/25/32	United States	26,512		23,754
2006-WF1, A5, FRN, 0.468%, 2/25/36	United States	6,513,837		6,418,735
[e,g]Talisman 6 Finance, Reg S, FRN, 0.251%, 10/22/16	Germany	10,957,335	EUR	12,235,855
[d,g]Veritas CLO Ltd., 2006-2A, A2, 144A, FRN, 0.582%, 7/11/21	United States	1,300,000		1,286,454
[d,g]West CLO Ltd., 2014-1A,
A2, 144A, FRN, 2.333%, 7/18/26	United States	2,860,000		2,811,537
B, 144A, FRN, 3.083%, 7/18/26	United States	7,540,000		7,303,470
[d,g]Westchester CLO Ltd., 2007-1A, A1A, 144A, FRN, 0.457%, 8/01/22	United States	3,312,744		3,279,285
[d,g]Ziggurat CLO I Ltd., 2014-1A, C, 144A, FRN, 3.38%, 10/17/26	United States	2,000,000		1,958,980
				428,343,077
Real Estate 0.1%
[d,g]American Homes 4 Rent, 2014-SFR1, A, 144A, FRN, 1.25%, 6/17/31	United States	2,414,591		2,384,995
[d,g]Citigroup Mortgage Loan Trust Inc., 2013-A, A, 144A, FRN, 3.00%, 5/25/42	United States	5,689,713		5,762,397
				8,147,392
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $793,081,415)				813,889,794

Franklin Investors Securities Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)
Mortgage-Backed Securities 17.2%
[g]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.1%
FHLMC, 1.921% - 3.275%, 3/01/25 – 10/01/36	United States	3,927,911	4,100,319
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 2.3%
FHLMC 30 Year, 6.00%, 6/01/37	United States	92,605	104,474
FHLMC 30 Year, 6.50%, 8/01/25 - 11/01/31	United States	124,940	142,264
FHLMC 30 Year, 7.00%, 7/01/31	United States	7,294	7,808
FHLMC 30 Year, 8.00%, 2/01/30	United States	40,796	45,575
FHLMC 30 Year, 8.50%, 10/01/24	United States	7,479	8,822
FHLMC Gold 15 Year, 5.00%, 10/01/17 - 9/01/18	United States	78,240	82,666
FHLMC Gold 15 Year, 5.50%, 11/01/22	United States	242,895	256,828
FHLMC Gold 15 Year, 6.00%, 2/01/17 - 9/01/22	United States	736,715	810,438
[j]FHLMC Gold 30 Year, 3.50%, 2/01/43	United States	72,000,000	75,922,029
FHLMC Gold 30 Year, 4.50%, 3/01/39	United States	3,779,714	4,107,996
FHLMC Gold 30 Year, 5.00%, 8/01/33 - 2/01/39	United States	27,532,813	30,327,711
FHLMC Gold 30 Year, 5.50%, 1/01/35 - 12/01/37	United States	2,613,449	2,919,301
FHLMC Gold 30 Year, 6.00%, 5/01/33 - 4/01/38	United States	2,942,496	3,325,462
FHLMC Gold 30 Year, 6.50%, 4/01/28 - 3/01/39	United States	2,095,837	2,422,125
FHLMC Gold 30 Year, 7.00%, 1/01/28 - 7/01/32	United States	138,856	160,414
FHLMC Gold 30 Year, 7.50%, 3/01/32	United States	28,142	32,061
FHLMC Gold 30 Year, 8.50%, 8/01/30	United States	4,861	5,621
FHLMC Gold 30 Year, 9.00%, 1/01/22	United States	9,740	9,866
FHLMC Gold 30 Year, 10.00%, 10/01/30	United States	23,066	23,526
			120,714,987
[g]Federal National Mortgage Association (FNMA) Adjustable Rate 0.2%
FNMA, 1.737% - 4.467%, 6/01/15 – 3/01/37	United States	8,852,331	9,424,091
Federal National Mortgage Association (FNMA) Fixed Rate 11.8%
[j]FNMA 15 Year, 2.50%, 2/01/28	United States	161,000,000	166,564,566
FNMA 15 Year, 4.50%, 3/01/19 - 6/01/19	United States	214,486	225,689
FNMA 15 Year, 5.00%, 6/01/18 - 7/01/18	United States	162,796	171,741
FNMA 15 Year, 5.50%, 6/01/16 - 12/01/23	United States	527,092	573,241
FNMA 15 Year, 6.00%, 5/01/17 - 9/01/22	United States	101,919	107,909
FNMA 15 Year, 6.50%, 4/01/16 - 9/01/16	United States	2,443	2,475
[j]FNMA 30 Year, 3.00%, 2/15/43	United States	155,000,000	160,280,901
[j]FNMA 30 Year, 3.50%, 2/01/43	United States	226,000,000	238,779,581
[j]FNMA 30 Year, 4.00%, 1/01/41	United States	21,000,000	22,491,328
FNMA 30 Year, 5.00%, 6/01/36 - 5/01/39	United States	3,723,291	4,113,776
FNMA 30 Year, 5.50%, 6/01/33 - 8/01/37	United States	12,941,061	14,665,688
FNMA 30 Year, 6.00%, 9/01/32 - 9/01/38	United States	18,178,265	20,625,778
FNMA 30 Year, 6.50%, 5/01/28 - 5/01/37	United States	442,557	511,144
FNMA 30 Year, 7.00%, 11/01/25	United States	4,570	4,670
FNMA 30 Year, 7.50%, 1/01/30	United States	18,917	22,327
FNMA 30 Year, 8.50%, 4/01/30 - 5/01/32	United States	116,310	140,892
FNMA 30 Year, 9.00%, 11/01/26 - 5/01/27	United States	130,431	144,993
			629,426,699
[g]Government National Mortgage Association (GNMA) Adjustable Rate
0.0%†
GNMA, 1.625%, 1/20/23 - 10/20/26	United States	67,635	70,636
Government National Mortgage Association (GNMA) Fixed Rate 2.8%
GNMA I SF 30 Year, 6.00%, 1/15/39	United States	380,082	429,474
GNMA I SF 30 Year, 6.50%, 10/15/31 - 7/15/38	United States	81,716	95,238
GNMA I SF 30 Year, 7.00%, 10/15/27 - 6/15/31	United States	58,911	69,781
GNMA I SF 30 Year, 7.50%, 2/15/17 - 5/15/26	United States	167,885	176,558
GNMA I SF 30 Year, 8.00%, 8/15/16 - 5/15/17	United States	34,122	34,411
GNMA I SF 30 Year, 9.00%, 9/15/25 - 1/15/31	United States	1,937	2,039
[j]GNMA II SF 30 Year, 3.00%, 2/01/43	United States	20,000,000	20,754,687
[j]GNMA II SF 30 Year, 3.50%, 2/01/43	United States	120,000,000	126,731,246
GNMA II SF 30 Year, 6.00%, 5/20/31	United States	8,742	10,084
GNMA II SF 30 Year, 6.50%, 3/20/28 - 7/20/38	United States	914,782	1,058,788
GNMA II SF 30 Year, 7.50%, 8/20/30 - 1/20/33	United States	84,777	103,634

Franklin Investors Securities Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)

GNMA II SF 30 Year, 8.00%, 7/20/27	United States	51,929		53,517
				149,519,457
Total Mortgage-Backed Securities (Cost $901,681,368)				913,256,189
Municipal Bonds 2.9%
Arkansas State GO, Four-Lane Highway Construction and Improvement Bonds, 3.25%,
6/15/22	United States	13,800,000		15,278,118
California State GO, Various Purpose, 6.00%, 11/01/39	United States	2,385,000		2,930,879
[g]California State Judgement Trust COP, FRN, 1.599%, 6/01/15	United States	1,000,000		990,950
Chicago Transit Authority Sales and Transfer Tax Receipts Revenue, Pension Funding,
Series A, 6.899%, 12/01/40	United States	800,000		1,060,480
Coachella Valley USD, GO, Riverside and Imperial Counties, Election of 2005, Series
D, AGMC Insured, 5.00%, 8/01/37	United States	6,395,000		7,316,583
Colorado State ISD, GO, Mitchell and Scurry Counties, School Building, PSF
Guarantee, 5.00%, 8/15/38	United States	2,600,000		3,076,814
Connecticut State GO, Series B, 5.00%, 4/15/18	United States	650,000		736,223
Evansville Local Public Improvement Bond Bank Revenue, Sewage Works Project,
Series A, 5.00%, 7/01/36	United States	1,355,000		1,565,432
Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A, 2.995%,
7/01/20	United States	16,800,000		17,409,504
Illinois State GO, 5.877%, 3/01/19	United States	9,200,000		10,315,316
Massachusetts State GO, Consolidated Loan of 2014, Series A, 4.50%, 12/01/43	United States	4,950,000		5,456,385
Minnesota State GO, Various Purpose, Refunding, Series F, 4.00%, 10/01/24	United States	5,760,000		6,786,835
Nassau County GO, General Improvement Bonds, Series B, 5.00%,
4/01/39	United States	7,700,000		8,782,928
4/01/43	United States	8,150,000		9,208,196
New Jersey EDA Revenue, School Facilities Construction, Refunding, Series NN,
5.00%, 3/01/30	United States	3,300,000		3,682,371
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Second General Resolution, Fiscal 2014, Refunding, Series BB, 5.00%, 6/15/46	United States	4,865,000		5,634,448
New York State Urban Development Corp. Revenue, State Personal Income Tax,
General Purpose, Series C, 5.00%, 3/15/29	United States	20,725,000		24,709,588
Puerto Rico Electric Power Authority Power Revenue, Series A, 6.75%, 7/01/36	United States	12,000,000		6,165,480
Puerto Rico Sales Tax FICO Revenue, Capital Appreciation, Refunding, Series A, zero
cpn., 8/01/26	United States	10,300,000		3,806,674
Puerto Rico Sales Tax FICO Sales Tax Revenue,
Capital Appreciation, Series A, zero cpn., 8/01/25	United States	7,450,000		3,002,574
first subordinate, Series A, 6.50%, 8/01/44	United States	13,200,000		10,182,216
South Carolina State Public Service Authority Revenue, Refunding, Series B, 5.00%,
12/01/38	United States	4,500,000		5,189,310
Total Municipal Bonds (Cost $147,922,670)				153,287,304
		Shares
Escrows and Litigation Trusts 0.0%†
[a,h]Comfort Co. Inc., Escrow Account	United States	716		—
[a]Motors Liquidation Co., Escrow Account, cvt. pfd., C	United States	43,500		435
Motors Liquidation Co., GUC Trust, Escrow Account	United States	1,113		18,253
[a,h]NewPage Corp., Litigation Trust	United States	2,500,000		—
Total Escrows and Litigation Trusts (Cost $34,091)				18,688
	Counterparty	Notional Amount*
Options Purchased 0.0%†
Calls - Over-the-Counter
Credit Default Swaptions 0.0%†
Buy protection on CDX.NA.HY.23, Premium Rate 1.00%, Strike Price $103.50, Expires
3/18/15	FBCO	36,000,000	[p]	235,728
Buy protection on CDX.NA.IG.23, Premium Rate 1.00%, Strike Price $75, Expires
3/18/15	FBCO	75,000,000	[p]	139,575
Total Options Purchased (Cost $1,156,800)				375,303

Franklin Investors Securities Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)
Total Investments before Short Term Investments (Cost $4,437,141,039)				4,522,789,024
Short Term Investments 27.8%
	Country	Principal Amount*
U.S. Government and Agency Securities 5.9%
[q]U.S. Treasury Bills,
2/05/15	United States	70,000,000		70,000,000
2/12/15	United States	57,750,000		57,749,827
3/05/15 - 3/12/15	United States	66,675,000		66,674,703
4/02/15	United States	55,000,000		54,999,560
4/09/15	United States	60,000,000		59,999,700
Total U.S. Government and Agency Securities (Cost $309,417,511)				309,423,790
Total Investments before Money Market Funds (Cost $4,746,558,550)				4,832,212,814
		Shares
Money Market Funds (Cost $1,162,709,310) 21.9%
[a,r] Institutional Fiduciary Trust Money Market Portfolio	United States	1,162,709,310		1,162,709,310
Total Investments (Cost $5,909,267,860) 113.1%				5,994,922,124
Options Written (0.0)%†				(73,548)
Other Assets, less Liabilities (13.1)%				(693,303,503)
Net Assets 100.0%				$5,301,545,073
	Counterparty	Notional Amount*
Options Written (Premiums received $367,200) (0.0)%†
Calls - Over-the-Counter
Credit Default Swaptions (0.0)%†
Buy protection on CDX.NA.HY.23, Premium Rate 1.00%, Strike Price $99, Expires
3/18/15	FBCO	36,000,000	[p]	$(73,548)

† Rounds to less than 0.1% of net assets.
* The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b The security is owned by FT Holdings Corporation I, a wholly-owned subsidiary of the Fund. See Note 7.
c At January 31, 2015, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time.
d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
January 31, 2015, the aggregate value of these securities was $691,283,703, representing 13.04% of net assets.
e Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2015, the aggregate value of these securities was $137,957,613, representing 2.60% of net assets.
f Perpetual security with no stated maturity date.
g The coupon rate shown represents the rate at period end.
h Security has been deemed illiquid because it may not be able to be sold within seven days. At January 31, 2015, the aggregate value of these securities was $31,326, representing less than 0.01% of net assets.
i Income may be received in additional securities and/or cash.
j A portion or all of the security purchased on a when-issued, delayed delivery, or to-be-announced (TBA) basis.
k Principal amount is stated in 100 Mexican Peso Units.
l Principal amount of security is adjusted for inflation.
m Redemption price at maturity is adjusted for inflation.
n Principal amount is stated in 1,000 Brazilian Real Units.
o The bond pays interest and/or principal based upon the issuer's ability to pay, which may be less than the stated interest rate or principal paydown.
p Amount represents notional amount under the terms of the option.
q The security is traded on a discount basis with no stated coupon rate.
r Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

Franklin Investors Securities Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)

At January 31, 2015, the fund had the following financial futures contracts outstanding. See Note 3.

Financial Futures Contracts

		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Interest Rate Contracts
Australia 10 Yr. Bond	Long	650	$66,669,368	3/16/15	$2,800,401	$-
Euro-Bund	Long	350	63,019,222	3/06/15	2,636,521	-
U.S. Treasury 2 Yr. Note	Short	895	196,690,235	3/31/15	-	(743,409)
U.S. Treasury 5 Yr. Note	Short	3,435	416,815,781	3/31/15		(7,478,269)
U.S. Treasury 10 Yr. Note	Short	340	44,497,500	3/20/15	-	(1,493,663)
Unrealized appreciation (depreciation)					5,436,922	(9,715,341)
Net unrealized appreciation (depreciation)						$(4,278,419)

At January 31, 2015, the fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount*		Date	Appreciation	Depreciation
Euro	DBAB	Sell	8,374,000	10,924,894		2/06/15	$1,464,668	$-
Canadian Dollar	BZWS	Buy	1,848,000	1,653,884		2/09/15	-	(199,422)
Canadian Dollar	HSBC	Buy	3,103,000	2,776,897		2/09/15	-	(334,692)
Chilean Peso	DBAB	Buy	225,860,000	390,761		2/09/15	-	(34,646)
Chilean Peso	DBAB	Sell	225,860,000	369,052		2/09/15	12,937	-
Chilean Peso	JPHQ	Buy	824,603,750	1,406,694		2/09/15	-	(106,535)
Chilean Peso	JPHQ	Sell	824,603,750	1,347,612		2/09/15	47,454	-
Euro	DBAB	Sell	53,496,190	73,777,245		2/09/15	13,340,369	-
Euro	JPHQ	Sell	6,587,400	9,159,359		2/09/15	1,717,299	-
Singapore Dollar	DBAB	Buy	2,965,200	2,341,255		2/09/15	-	(150,599)
Singapore Dollar	HSBC	Buy	3,390,000	2,676,953		2/09/15	-	(172,459)
Singapore Dollar	JPHQ	Buy	2,117,000	1,671,905		2/09/15	-	(107,889)
Chilean Peso	JPHQ	Buy	562,321,000	980,507		3/09/15	-	(96,398)
Chilean Peso	JPHQ	Sell	562,321,000	916,429		3/09/15	32,319	-
Chilean Peso	MSCO	Buy	1,195,400,000	2,114,707		3/09/15	-	(235,238)
Chilean Peso	MSCO	Sell	1,195,400,000	1,950,241		3/09/15	70,772	-
Euro	DBAB	Sell	13,480,249	18,345,980		3/09/15	3,113,070	-
Euro	GSCO	Sell	1,024,000	1,403,443		3/09/15	246,306	-
Euro	JPHQ	Sell	11,680,000	16,112,151		3/09/15	2,913,553	-
Japanese Yen	DBAB	Sell	6,090,340,000	59,818,144		3/09/15	7,948,924	-
Japanese Yen	HSBC	Sell	452,730,000	4,428,977		3/09/15	573,239	-
Japanese Yen	JPHQ	Sell	1,328,470,000	12,993,376		3/09/15	1,679,279	-
Singapore Dollar	DBAB	Buy	3,192,500	2,556,229		3/09/15	-	(198,830)
Singapore Dollar	HSBC	Buy	2,551,000	2,041,715		3/09/15	-	(158,011)
Singapore Dollar	JPHQ	Buy	15,450,000	12,362,967		3/09/15	-	(954,410)
Singapore Dollar	MSCO	Buy	8,200,000	6,528,143		3/09/15	-	(473,116)
Swedish Krona	DBAB	Buy	188,676,100	20,686,354	EUR	3/09/15	-	(566,572)
Swedish Krona	DBAB	Sell	188,676,100	20,371,429	EUR	3/09/15	210,701	-
Swiss Franc	DBAB	Buy	13,270,875	14,680,171		4/16/15	-	(184,482)
Swiss Franc	DBAB	Sell	13,270,875	14,914,055		4/16/15	418,366	-
Chilean Peso	CITI	Buy	906,403,000	1,522,087		5/07/15	-	(104,315)
Chilean Peso	CITI	Sell	906,403,000	1,469,287		5/07/15	51,515	-
Chilean Peso	MSCO	Buy	3,670,729,000	6,340,869		5/07/15	-	(599,209)
Chilean Peso	MSCO	Sell	3,670,729,000	5,958,008		5/07/15	216,349	-
Euro	BZWS	Sell	1,973,970	2,600,266		5/07/15	368,298	-
Euro	CITI	Sell	615,870	824,967		5/07/15	128,603	-
Euro	DBAB	Sell	65,571,692	86,315,843		5/07/15	12,173,940	-
Euro	HSBC	Sell	267,000	341,979		5/07/15	40,082	-
Euro	JPHQ	Sell	3,445,999	4,617,570		5/07/15	721,179	-
Japanese Yen	DBAB	Sell	117,763,200	1,092,220		5/07/15	88,469	-
Philippine Peso	JPHQ	Buy	566,370,000	12,864,736		5/07/15	-	(84,716)
Philippine Peso	JPHQ	Sell	388,890,000	8,653,538		5/07/15	-	(121,683)
Euro	DBAB	Sell	31,500,000	41,507,550		6/05/15	5,877,468	-
Australian Dollar	DBAB	Sell	12,734,082	10,187,266		6/18/15	362,688	-
Chilean Peso	DBAB	Buy	651,808,600	1,100,006		6/18/15	-	(84,135)
Chilean Peso	DBAB	Sell	651,808,600	1,053,513		6/18/15	37,642	-
Euro	DBAB	Sell	90,991,853	113,511,061		6/18/15	10,572,040	-
Euro	JPHQ	Sell	966,580	1,206,247		6/18/15	112,756	-
Euro	MSCO	Sell	5,621,360	7,017,278		6/18/15	657,837	-
Japanese Yen	JPHQ	Sell	3,094,000,360	26,815,911		6/18/15	429,020	-
Malaysian Ringgit	DBAB	Buy	3,367,980	970,169		6/18/15	-	(53,960)
Malaysian Ringgit	HSBC	Buy	790,000	232,230		6/18/15	-	(17,322)
Singapore Dollar	MSCO	Buy	14,102,839	10,919,102		6/18/15	-	(516,259)
Euro	DBAB	Sell	1,710,278	2,198,391		6/22/15	263,457	-

Franklin Investors Securities Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)
Canadian Dollar	BZWS	Buy	8,841,000	7,471,162	7/23/15	-	(525,007)
Canadian Dollar	CITI	Buy	2,898,000	2,449,752	7/23/15	-	(172,865)
Canadian Dollar	DBAB	Buy	4,703,000	3,963,759	7/23/15	-	(268,728)
Euro	BZWS	Sell	2,472,961	2,952,048	7/23/15	153,152	-
Euro	CITI	Sell	2,584,200	3,084,000	7/23/15	159,204	-
Euro	DBAB	Sell	84,711,488	99,697,851	7/23/15	3,821,445	-
Euro	JPHQ	Sell	1,062,724	1,269,608	7/23/15	66,817	-
Japanese Yen	BZWS	Sell	716,900,000	6,048,360	7/23/15	-	(68,607)
Japanese Yen	CITI	Sell	1,431,560,000	12,060,422	7/23/15	-	(154,400)
Japanese Yen	DBAB	Sell	16,384,564,120	138,195,474	7/23/15	35,670	(1,641,897)
Japanese Yen	GSCO	Sell	478,870,000	4,047,074	7/23/15	-	(38,896)
Japanese Yen	HSBC	Sell	720,750,000	6,089,601	7/23/15	-	(60,216)
Japanese Yen	JPHQ	Sell	1,676,801,000	14,165,461	7/23/15	-	(141,886)
Malaysian Ringgit	DBAB	Buy	11,905,000	3,270,604	7/23/15	-	(41,628)
Singapore Dollar	DBAB	Buy	5,557,800	4,159,407	7/23/15	-	(60,977)
Danish Krone	DBAB	Buy	186,000,000	29,018,972	1/15/16	-	(473,414)
Euro	DBAB	Sell	8,374,000	10,963,814	2/05/16	1,446,933	-
Euro	DBAB	Sell	10,260,000	13,583,727	8/05/16	1,872,419	-
Japanese Yen	JPHQ	Sell	538,462,167	5,279,041	9/02/16	637,569	-

Unrealized appreciation (depreciation)						74,083,808	(9,203,419)
Net unrealized appreciation (depreciation)						$64,880,389

*In U.S. dollars unless otherwise indicated.
aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

At January 31, 2015, the fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts
						Upfront
				Periodic		Premiums
		Notional		Payment Expiration		Paid	Unrealized	Unrealized	Market
Description	Counterparty[a]	Amount[b]		Rate	Date	(Received)	Appreciation	Depreciation	Value	Rating[c]
OTC Swaps
Contracts to Buy Protection
Single Name
Bank of America Corp.	FBCO	20,000,000		1.00%	9/20/17	$158,616	$-	$(448,784)	$(290,168)
Centex Corp.	FBCO	7,795,000		5.00%	6/20/16	(270,410)	-	(265,820)	(536,230)
Centex Corp.	JPHQ	12,000,000		5.00%	6/20/16	(498,279)	-	(327,219)	(825,498)
CIT Group Inc.	GSCO	22,500,000		5.00%	6/20/17	(1,683,271)	-	(188,489)	(1,871,760)
Constellation Brands Inc.	BZWS	5,000,000		5.00%	6/20/17	(364,792)	-	(178,232)	(543,024)
Constellation Brands Inc.	DBAB	2,000,000		5.00%	6/20/17	(146,918)	-	(70,291)	(217,209)
Constellation Brands Inc.	GSCO	6,000,000		5.00%	9/20/16	(453,433)	-	(10,383)	(463,816)
D.R. Horton Inc.	JPHQ	7,000,000		5.00%	3/20/16	(306,616)	-	(53,191)	(359,807)
Dean Foods Co.	JPHQ	11,506,000		5.00%	6/20/16	(472,285)	-	(262,704)	(734,989)
Dell Inc.	GSCO	15,000,000		5.00%	6/20/16	(862,439)	-	(93,310)	(955,749)
Dell Inc.	GSCO	3,246,000		5.00%	6/20/19	(468,356)	-	(35,331)	(503,687)
DISH DBS Corp.	GSCO	5,000,000		5.00%	3/20/16	(220,805)	-	(21,630)	(242,435)
DISH DBS Corp.	JPHQ	6,000,000		5.00%	3/20/16	(264,966)	-	(25,956)	(290,922)
DPL Inc.	MSCO	875,000		5.00%	12/20/16	(54,049)	-	(735)	(54,784)
El Paso Corp.	GSCO	1,100,000		5.00%	6/20/17	(99,020)	-	(25,862)	(124,882)
Embarq Corp.	BZWS	8,500,000		5.00%	6/20/16	(304,277)	-	(260,991)	(565,268)
Embarq Corp.	DBAB	1,500,000		5.00%	6/20/16	(55,382)	-	(44,371)	(99,753)
Embarq Corp.	GSCO	10,000,000		5.00%	6/20/16	(404,957)	-	(260,063)	(665,020)
First Data Corp.	BZWS	13,100,000		5.00%	3/20/15	(41,575)	-	(39,406)	(80,981)
First Data Corp.	DBAB	3,900,000		5.00%	3/20/15	(12,383)	-	(11,726)	(24,109)
Gannett Co. Inc.	GSCO	3,000,000		5.00%	9/20/15	(90,292)	-	(1,837)	(92,129)
Government of Ireland	MSCO	10,000,000	EUR	1.00%	3/20/15	200,986	-	(215,188)	(14,202)
HCA Inc.	GSCO	5,054,000		5.00%	3/20/16	(180,598)	-	(80,561)	(261,159)
Kinder Morgan Inc.	GSCO	28,205,000		5.00%	3/20/16	(1,397,241)	-	(113,331)	(1,510,572)
Lennar Corp.	CITI	4,150,000		5.00%	9/20/19	(434,023)	-	(119,097)	(553,120)
Lennar Corp.	CITI	6,200,000		5.00%	12/20/19	(765,311)	-	(61,174)	(826,485)
Lennar Corp.	FBCO	4,500,000		5.00%	9/20/19	(610,598)	10,829	-	(599,769)
Lennar Corp.	GSCO	7,692,000		5.00%	6/20/15	(8,702)	-	(131,366)	(140,068)
Lennar Corp.	GSCO	4,235,000		5.00%	6/20/19	(532,118)	-	(22,462)	(554,580)
The New York Times Co.	GSCO	11,700,000		5.00%	12/20/16	(397,091)	-	(632,927)	(1,030,018)
Pactiv LLC	UBSW	12,000,000		5.00%	6/20/17	418,072	-	(1,513,294)	(1,095,222)
PPL Energy Supply LLC	GSCO	1,000,000		5.00%	6/20/16	(60,411)	-	(119)	(60,530)
PPL Energy Supply LLC	JPHQ	11,400,000		5.00%	6/20/16	(676,221)	-	(13,823)	(690,044)
The Ryland Group Inc.	GSCO	4,750,000		5.00%	3/20/15	(1,365)	-	(29,132)	(30,497)
Tenet Healthcare Corp	BZWS	13,160,000		5.00%	12/20/16	(751,113)	-	(235,400)	(986,513)
Toll Brothers Inc.	FBCO	2,010,000		5.00%	6/20/15	(21,762)	-	(16,076)	(37,838)
USG Corp.	GSCO	1,000,000		5.00%	12/20/16	(59,008)	-	(10,885)	(69,893)

Contracts to Sell Protection[d]
Single Name

Franklin Investors Securities Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)
Anadarko Petroleum Corp.	BZWS	10,000,000		1.00%	9/20/19	217,759	-	(224,257)	(6,498)	BBB
Bank of America Corp.	FBCO	20,000,000		1.00%	9/20/17	(158,616)	448,784	-	290,168	A-
Beazer Homes USA Inc.	CITI	4,150,000		5.00%	9/20/19	78,349	-	(20,611)	57,738	CCC
Beazer Homes USA Inc.	CITI	6,200,000		5.00%	12/20/19	172,692	-	(67,263)	105,429	CCC

Berkshire Hathaway Finance	FBCO	14,300,000		1.00%	3/20/18	(53,137)	341,614	-	288,477	AA
Corp.
Berkshire Hathaway Inc.	DBAB	10,000,000		1.00%	9/20/17	(52,573)	233,695	-	181,122	AA
Citigroup Inc.	FBCO	2,500,000		1.00%	9/20/20	11,479	-	(2,832)	8,647	A-
First Data Corp.	BZWS	14,000,000		5.00%	3/20/16	89,914	614,332	-	704,246	B-
First Data Corp.	DBAB	3,000,000		5.00%	3/20/16	(5,996)	156,905	-	150,909	B-
Freeport-McMoRan Inc.	DBAB	6,500,000		1.00%	3/20/23	(381,668)	-	(996,271)	(1,377,939)	BBB-
Government of Poland	GSCO	5,300,000		1.00%	12/20/19	90,173	6,145	-	96,318	A-
Government of Portugal	DBAB	8,500,000		1.00%	9/20/19	(425,996)	155,439	-	(270,557)	CCC-
iHeartCommunications Inc.	GSCO	5,000,000		5.00%	12/20/16	(456,291)	62,003	-	(394,288)	A
Prudential Financial Inc.	BOFA	8,800,000		1.00%	12/20/21	(179,249)	268,245	-	88,996	BBB+
PSEG Power LLC	JPHQ	17,400,000		1.00%	3/20/20	(248,546)	223,092	-	(25,454)	NR

Tate & Lyle International Finance	CITI	7,200,000	EUR	1.00%	9/20/19	147,063	-	(89,727)	57,336	BBB
PLC
Tenet Healthcare Corp.	BZWS	9,400,000		5.00%	12/20/18	489,971	229,667	-	719,638	CCC+
Valero Energy Corp.	GSCO	9,000,000		1.00%	9/20/19	35,387	-	(54,523)	(19,136)	BBB

Traded Index
										Investment
CMBX.NA.AM.2	FBCO	17,080,000		0.50%	3/15/49	(238,135)	102,815	-	(135,320)	Grade
										Non
LCDX.NA.21	FBCO	7,029,000		2.50%	12/20/18	210,536	45,670	-	256,206	Investment
										Grade

MCDX.NA.23	CITI	10,400,000		1.00%	12/20/19	67,068	-	(20,458)	46,610	Investment
										Grade
MCDX.NA.23	GSCO	19,100,000		1.00%	12/20/24	(467,252)	-	(106,847)	(574,099)	Investment
										Grade
OTC Swaps unrealized appreciation (depreciation)							2,899,235	(7,403,955)
Net unrealized appreciation (depreciation)								$(4,504,720)

aPosting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end.

Franklin Investors Securities Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)

Collateral Posted
Counterparty	(Received)
BOFA	$(148,036)
BZWS	1,040,000
CITI	(939,507)
DBAB	(58,480,000)
FBCO	190,000
GSCO	9,970,000
JPHQ	(3,974,704)
MSCO	820,000
UBSW	1,135,000
Total collateral	$(50,387,247)

bIn U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.

cBased on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.

dThe fund enters contracts to sell protection to create a long credit position. Performance triggers include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.

At January 31, 2015, the fund had the following cross-currency swap contracts outstanding. See Note 3.

Cross-Currency Swap Contracts
		Expiration	Notional		Unrealized	Unrealized
Description	Counterparty	Date	Amount		Appreciation	Depreciation
Receive Fixed semi-annual 4.50%			15,456,481	USD
	CITI	1/01/16			$1,778,330	$-
Pay Fixed annual 4.00%			90,000,000	DKK

Receive Fixed semi-annual 2.47%			15,638,575	USD
	DBAB	1/04/16			1,928,834	-
Pay Fixed annual 2.00%			90,000,000	DKK
Net unrealized appreciation (depreciation)					$3,707,164

ABBREVIATIONS

Counterparty

BOFA Bank of America N.A.
BZWS Barclays Bank PLC
CITI Citigroup, Inc.
DBAB Deutsche Bank AG
FBCO Credit Suisse Group AG
GSCO The Goldman Sachs Group, Inc.
HSBC HSBC Bank USA, N.A.
JPHQ JP Morgan Chase & Co.
MSCO Morgan Stanley
UBSW UBS AG

Currency

BRL Brazilian Real
DKK Danish Krone
EUR Euro
HUF Hungarian Forint
JPY Japanese Yen
KRW South Korean Won
LKR Sri Lankan Rupee

Franklin Investors Securities Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)

MXN Mexican Peso
MYR Malaysian Ringgit
PHP Philippine Peso
PLN Polish Zloty
SGD Singapore Dollar
USD United States Dollar
UYU Uruguayan Peso

Selected Portfolio

AGMC Assured Guaranty Municipal Corp.
CDO Collateralized Debt Obligation
CLO Collateralized Loan Obligation
COP Certificate of Participation
EDA Economic Development Authority
ETF Exchange Traded Fund
FICO Financing Corp.
FRN Floating Rate Note
GO General Obligation
ISD Independent School District
MFM Multi-Family Mortgage
PIK Payment-In-Kind
PSF Permanent School Fund
REIT Real Estate Investment Trust
SF Single Family
USD Unified/Union School District

Franklin Investors Securities Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Investors Securities Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of eight separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing NAV.

Debt and certain preferred securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates fair value.

Certain derivatives trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain funds invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the funds include failure of the funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the counterparty within a few business days. Collateral pledged and/or received by the fund for OTC derivatives, if any, is held in segregated accounts with the fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the funds' investment objectives.

At January 31, 2015, the funds received U.S. Treasury Bonds, Notes and U.S. Government Agency Securities as collateral for derivatives, as follows:

Franklin Low Duration Total Return Fund	$1,715,893
Franklin Total Return Fund	$5,062,247

Certain funds entered into exchange traded financial futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margins are pledged by the fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

Certain funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

Certain funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (“OTC credit default swaps”) or may be executed in a multilateral trade facility platform, such as a registered exchange (“centrally cleared credit default swaps”). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, or a tranche of a credit index. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a credit default swap contract represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss.

Certain funds entered into OTC cross currency swap contracts primarily to manage and/or gain exposure to interest rate risk and certain foreign currencies. A cross currency swap is an agreement between the fund and a counterparty to exchange cash flows (determined using either a fixed or floating rate) based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the opening of the contract. Cross currency swaps may require the exchange of notional amounts at the opening and/or closing of the contract. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a cross currency swap contract represent compensating factors between stated terms of the cross currency swap contract and prevailing market conditions (interest rate spreads and other relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss.

Certain funds purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to equity price and credit risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss.

The following funds have invested in derivatives during the period.

Franklin Balanced Fund - Forwards and options

Franklin Low Duration Total Return Fund – Futures, forwards, swaps and options

Franklin Real Return Fund - Forwards

Franklin Total Return Fund – Futures, forwards, swaps and options

4. MORTGAGE DOLLAR ROLLS

Franklin Total Return Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the fund and a financial institution to simultaneously sell and repurchase mortgage-backed securities at a future date. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the fund upon entering into the mortgage dollar roll. In addition, the fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the fund is not entitled to principal and interest paid on the mortgage backed securities. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

5. INCOME TAXES

At January 31, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin		Franklin
	Adjustable		Convertible
	U.S. Governm ent	Franklin	Securities	Franklin Equity
	Securities Fund	Balanced Fund	Fund	Income Fund

Cost of investments	$2,002,316,765	$2,587,191,857	$1,869,365,564	$1,610,490,823

Unrealized appreciation	$38,866,591	$257,304,056	$288,463,471	$479,300,192
Unrealized depreciation	(4,680,484)	(83,813,104)	(137,706,899)	(60,115,392)
Net unrealized appreciation (depreciation)	$34,186,107	$173,490,952	$150,756,572	$419,184,800

	Franklin Floating	Franklin Low	Franklin Real	Franklin Total
	Rate Daily Access	Duration Total	Return Fund	Return Fund
	Fund	Return Fund

Cost of investments	$4,103,170,508	$2,492,017,551	$363,326,797	$5,924,114,220

Unrealized appreciation	$8,324,155	$16,911,527	$21,638,880	$179,964,092
Unrealized depreciation	(115,729,303)	(44,214,570)	(25,369,976)	(109,156,188)
Net unrealized appreciation (depreciation)	$(107,405,148)	$(27,303,043)	$(3,731,096)	$70,807,904

6. RESTRICTED SECURITIES

At January 31, 2015, the following fund held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

Shares	Issuer	Acquisition Date	Cost	Value
Franklin Floating Rate Daily Access Fund
26,267	RoTech Medical Corp. (Value is 0.00% of Net Assets)	12/03/10	$-	$-

7. INVESTMENTS IN FT HOLDINGS CORPORATION I (FT SUBSIDIARY)

Franklin Total Return Fund invests in certain financial instruments through its investment in the FT Subsidiary. The FT Subsidiary is a Delaware Corporation, is a wholly-owned subsidiary of the fund, and is able to invest in certain financial instruments consistent with the investment objective of the fund. At January 31, 2015, the FT Subsidiary’s investment, Turtle Bay Resort, as well as any other assets and liabilities of the FT Subsidiary are reflected in the fund’s Statement of Investments.

8. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of January 31, 2015, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin Adjustable U.S. Government Securities Fund
Assets:
Investments in Securities:
Mortgage-Backed Securities	$-	$1,917,411,617	$-	$1,917,411,617
U.S. Government and Agency Securities	-	59,699,395	-	59,699,395
Short Term Investments	59,391,860	-	-	59,391,860
Total Investments in Securities	$59,391,860	$1,977,111,012	$-	$2,036,502,872

Franklin Balanced Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Energy	$130,842,000	$25,979,000	$-	$156,821,000
Utilities	203,980,408	7,155,500	-	211,135,908
Other Equity Investments[b]	1,151,502,782	-	-	1,151,502,782
Equity-Linked Securities	-	142,484,200	-	142,484,200
Corporate Bonds	-	827,247,184	-	827,247,184
Short Term Investments	271,491,735	-	-	271,491,735
Total Investments in Securities	$1,757,816,925	$1,002,865,884	$-	$2,760,682,809
Other Financial Instruments
Forw ard Exchange Contracts	$-	$127,332	$-	$127,332
Liabilities:
Other Financial Instruments
Options Written	$779,400	$-	$-	$779,400
Forw ard Exchange Contracts	-	52,913	-	52,913
Total Other Financial Instruments	$779,400	$52,913	$-	$832,313

Franklin Convertible Securities Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Consumer Staples	$47,947,584	$16,342,550		$-	$64,290,134
Energy	9,696,000	46,940,307		-	56,636,307
Financials	-	14,647,763		-	14,647,763
Utilities	80,810,944	28,622,000		-	109,432,944
Other Equity Investments[b]	156,723,474	-		-	156,723,474
Convertible Bonds	-	1,596,409,538		-	1,596,409,538
Escrow s and Litigation Trusts	-	7,812,500		3,762	7,816,262
Short Term Investments	14,165,714	-		-	14,165,714
Total Investments in Securities	$309,343,716	$1,710,774,658		$3,762	$2,020,122,136

Franklin Equity Income Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Energy	$117,987,221	$16,270,000		$-	$134,257,221
Other Equity Investments[b]	1,813,324,093	-		-	1,813,324,093
Equity-Linked Securities	-	34,999,100		-	34,999,100
Short Term Investments	47,095,209	-		-	47,095,209
Total Investments in Securities	$1,978,406,523	$51,269,100		$-	$2,029,675,623

Franklin Floating Rate Daily Access Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Health Care Distributors	$-	$-	$	- [c]	$-
Other Equity Investments[b]	19,923	-		-	19,923
Senior Floating Rate Interests	-	3,695,859,985		651,298	3,696,511,283
Asset-Backed Securities and
Commercial Mortgage-Backed Securities	-	118,648,790		-	118,648,790
Short Term Investments	180,585,364	-		-	180,585,364
Total Investments in Securities	$180,605,287	$3,814,508,775		$651,298	$3,995,765,360
Other Financial Instruments
Unfunded Loan Commitments	$-	$18,921		$-	$18,921

Franklin Low Duration Total Return Fund
Assets:
Investments in Securities:
Equity Investments[a,b]	$19,779,212	$-		$-	$19,779,212
Corporate Bonds	-	875,813,837		-	875,813,837
Senior Floating Rate Interests	-	124,442,574		-	124,442,574
Foreign Government and Agency Securities	-	89,809,123		-	89,809,123
U.S. Government and Agency Securities	-	135,893,146		-	135,893,146
Asset-Backed Securities and
Commercial Mortgage-Backed Securities	-	713,437,291		-	713,437,291
Mortgage-Backed Securities	-	83,267,621		-	83,267,621
Municipal Bonds	-	12,202,518		-	12,202,518
Escrow s and Litigation Trusts	-			- [c]	-
Options Purchased	-	169,248		-	169,248
Short Term Investments	390,411,220	19,488,718		-	409,899,938
Total Investments in Securities	$410,190,432	$2,054,524,076	$	- [c]	$2,464,714,508
Other Financial Instruments
Forw ard Exchange Contracts	$-	$23,154,657		$-	$23,154,657
Sw ap Contracts	-	1,510,678		-	1,510,678
Total Other Financial Instruments	$-	$24,665,335		$-	$24,665,335
Liabilities:
Other Financial Instruments
Options Written	$-	$32,484		$-	$32,484
Futures Contracts	2,966,136	-		-	2,966,136
Forw ard Exchange Contracts	-	2,390,939		-	2,390,939
Sw ap Contracts	-	1,888,581		-	1,888,581
Unfunded Loan Commitments	-	14,417		-	14,417
Total Other Financial Instruments	$2,966,136	$4,326,421		$-	$7,292,557

Franklin Real Return Fund
Assets:
Investments in Securities:
Equity Investments[a,b]	$61,672,612	$-	$-		$61,672,612
Corporate Bonds	-	21,905,211	-		21,905,211
Senior Floating Rate Interests	-	17,382,145	-		17,382,145
Foreign Government and Agency Securities	-	61,696,687	-		61,696,687
U.S. Government and Agency Securities	-	178,706,450	-		178,706,450
Short Term Investments	-	18,232,596	-		18,232,596
Total Investments in Securities	$61,672,612	$297,923,089	$-		$359,595,701
Other Financial Instruments
Forw ard Exchange Contracts	$-	$1,856,601	$-		$1,856,601
Liabilities:
Other Financial Instruments
Forw ard Exchange Contracts	$-	$1,594,036	$-		$1,594,036

Franklin Total Return Fund
Assets:
Investments in Securities:
Equity Investments[a,b]	$83,467,028	$2,674,729	$-		$86,141,757
Corporate Bonds	-	1,816,446,177	-		1,816,446,177
Senior Floating Rate Interests	-	105,641,084	12,606		105,653,690
Foreign Government and Agency Securities	-	429,328,452	-		429,328,452
U.S. Government and Agency Securities	-	204,391,670	-		204,391,670
Asset-Backed Securities and
Commercial Mortgage-Backed Securities	-	812,428,539	1,461,255		813,889,794
Mortgage-Backed Securities	-	913,256,189	-		913,256,189
Municipal Bonds	-	153,287,304	-		153,287,304
Escrow s and Litigation Trusts	18,253	-	435	[c]	18,688
Options Purchased	-	375,303	-		375,303
Short Term Investments	1,472,133,100	-	-		1,472,133,100
Total Investments in Securities	$1,555,618,381	$4,437,829,447	$1,474,296		$5,994,922,124
Other Financial Instruments
Futures Contracts	$5,436,922	$-	$-		$5,436,922
Forw ard Exchange Contracts	-	74,083,808	-		74,083,808
Sw ap Contracts	-	6,606,399	-		6,606,399
Total Other Financial Instruments	$5,436,922	$80,690,207	$-		$86,127,129
Liabilities:
Other Financial Instruments
Options Written	$-	$73,548	$-		$73,548
Futures Contracts	9,715,341	-	-		9,715,341
Forw ard Exchange Contracts	-	9,203,419	-		9,203,419
Sw ap Contracts	-	7,403,955	-		7,403,955
Unfunded Loan Commitments	-	34,116	-		34,116
Total Other Financial Instruments	$9,715,341	$16,715,038	$-		$26,430,379

aIncludes common, preferred, and convertible preferred stocks as w ell as other equity investments.
bFor detailed categories, see the accompanying Statement of Investments.
CIncludes securities determined to have no value at January 31, 2015.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

9. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN INVESTORS SECURITIES TRUST

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  March 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  March 27, 2015

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

Chief Accounting Officer

Date  March 27, 2015